UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

ENTERPRISE CAPITAL MANAGEMENT, INC.

3343 Peachtree Road

Atlanta, Georgia 30326

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 – January 31, 2005

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2005. The schedules have not been audited.

The Enterprise Group of

Funds, Inc.

Quarterly Report

January 31, 2005

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Automobiles (0.4%)
Harley-Davidson, Inc.	19,733	$1,186,151

Hotels, Restaurants & Leisure (8.8%)
Four Seasons Hotels, Inc.	123,438	9,499,789
MGM Mirage, Inc.*	25,404	1,824,261
Royal Caribbean Cruises Ltd.	96,437	5,111,161
Starbucks Corp.*	86,227	4,656,258
Wynn Resorts Ltd.*	36,000	2,360,160
Yum! Brands, Inc.	63,789	2,956,620

		26,408,249

Household Durables (4.8%)
Harman International Industries, Inc.	7,208	876,853
KB Home	22,828	2,480,262
Lennar Corp., Class A	94,245	5,322,015
Lennar Corp., Class B	4,898	253,765
MDC Holdings, Inc.	52,222	3,801,784
Toll Brothers, Inc.*	20,606	1,608,711

		14,343,390

Leisure Equipment & Products (0.1%)
Brunswick Corp.	8,910	410,929

Media (0.3%)
Getty Images, Inc.*	5,593	389,832
Pixar*	5,748	501,053

		890,885

Multiline Retail (1.4%)
Target Corp.	81,835	4,154,763

Specialty Retail (3.6%)
Bed Bath & Beyond, Inc.*	32,016	1,289,925
Lowe’s Cos., Inc.	143,813	8,195,903
Tiffany & Co.	47,133	1,481,390

		10,967,218

Textiles, Apparel & Luxury Goods (2.2%)
Nike, Inc., Class B	76,623	6,637,850

Total Consumer Discretionary		64,999,435

Consumer Staples (5.3%)
Beverages (0.7%)
PepsiCo, Inc.	40,226	2,160,136

Food & Staples Retailing (0.8%)
CVS Corp.	52,315	2,424,800

Household Products (3.8%)
Procter & Gamble Co.	211,923	11,280,662

Total Consumer Staples		15,865,598

Financials (19.3%)
Capital Markets (5.5%)
Goldman Sachs Group, Inc.	65,943	7,111,952
Merrill Lynch & Co., Inc.	111,437	6,694,020
UBS AG	5,178	421,386
UBS AG (Registered)	30,702	2,491,551

		16,718,909

Commercial Banks (0.5%)
UCBH Holdings, Inc.	31,540	1,389,968

Consumer Finance (4.7%)
SLM Corp.	282,322	14,169,741

Diversified Financial Services (5.2%)
Chicago Mercantile Exchange	18,197	3,903,257
Citigroup, Inc.	241,399	11,840,621

		15,743,878

Real Estate (0.1%)
St. Joe Co.	4,848	$333,542

Thrifts & Mortgage Finance (3.3%)
Countrywide Financial Corp.	267,020	9,879,740

Total Financials		58,235,778

Health Care (23.0%)
Biotechnology (4.1%)
Genentech, Inc.*	258,600	12,337,806

Health Care Equipment & Supplies (6.2%)
Boston Scientific Corp.*	28,805	952,293
Medtronic, Inc.	91,106	4,782,154
St. Jude Medical, Inc.*	141,174	5,545,315
Wright Medical Group, Inc.*	13,893	381,363
Zimmer Holdings, Inc.*	87,334	6,886,286

		18,547,411

Health Care Providers & Services (10.3%)
Aetna, Inc.	7,483	950,715
PacifiCare Health Systems, Inc.*	21,671	1,333,417
Quest Diagnostics, Inc.	44,715	4,261,339
UnitedHealth Group, Inc.	260,414	23,150,805
WellPoint, Inc.*	11,089	1,347,314

		31,043,590

Pharmaceuticals (2.4%)
Pfizer, Inc.	297,483	7,187,189

Total Health Care		69,115,996

Industrials (15.5%)
Aerospace & Defense (1.8%)
General Dynamics Corp.	19,846	2,049,099
Lockheed Martin Corp.	30,828	1,782,167
United Technologies Corp.	14,806	1,490,668

		5,321,934

Air Freight & Logistics (3.7%)
FedEx Corp.	116,367	11,130,504

Industrial Conglomerates (7.0%)
General Electric Co.	403,819	14,589,980
Tyco International Ltd.	181,718	6,567,289

		21,157,269

Machinery (3.0%)
Caterpillar, Inc.	101,954	9,084,101

Total Industrials		46,693,808

Information Technology (9.7%)
Communications Equipment (3.7%)
QUALCOMM, Inc.	246,452	9,177,873
Telefonaktiebolaget LM Ericsson (ADR)*	64,765	1,899,557

		11,077,430

Computers & Peripherals (3.0%)
Dell, Inc.*	214,315	8,949,794

Software (3.0%)
Electronic Arts, Inc.*	141,711	9,117,686

Total Information Technology		29,144,910

Materials (0.5%)
Chemicals (0.5%)
Monsanto Co.	27,694	1,499,076

Total Materials		1,499,076

Total Common Stocks (94.9%) (Cost $213,521,827)		285,554,601

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (6.9%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $20,797,309)	$20,797,309	$20,797,309

Total Investments (101.8%) (Cost/Amortized Cost $234,319,136)		306,351,910
Other Assets Less Liabilities (-1.8%)		(5,309,112)

Net Assets (100%)		$301,042,798

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$54,886,908
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	48,695,256

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,008,518
Aggregate gross unrealized depreciation	(1,416,342)

Net unrealized appreciation	$71,592,176

Federal income tax cost of investments	$234,759,734

For the three months ended January 31, 2005, the Fund incurred approximately $478 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $69,820,271 of which $44,538,402 expires in the year 2009, and $25,281,869 expires in the year 2010.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Distributors (0.8%)
Genuine Parts Co.	8,100	$342,873

Hotels, Restaurants & Leisure (4.3%)
Carnival Corp.	10,300	593,280
Royal Caribbean Cruises Ltd.	7,700	408,100
Wendy’s International, Inc.	21,200	831,464

		1,832,844

Household Durables (2.4%)
Stanley Works	21,400	1,017,784

Leisure Equipment & Products (1.7%)
Brunswick Corp.	6,300	290,556
Mattel, Inc.	23,200	451,240

		741,796

Multiline Retail (3.8%)
Dollar General Corp.	38,200	772,022
Family Dollar Stores, Inc.	10,600	354,570
May Department Stores Co.	14,300	484,770

		1,611,362

Specialty Retail (2.2%)
Advance Auto Parts, Inc.*	8,600	370,660
Weight Watchers International, Inc.*	11,800	552,948

		923,608

Total Consumer Discretionary		6,470,267

Consumer Staples (12.0%)
Food Products (3.1%)
ConAgra Foods, Inc.	13,200	389,400
Dean Foods Co.*	21,000	739,830
H.J. Heinz Co.	4,700	177,707

		1,306,937

Tobacco (8.9%)
Altria Group, Inc.	14,200	906,386
Imperial Tobacco Group plc (ADR)	13,700	728,840
Loews Corp. - Carolina Group	13,800	433,182
Reynolds American, Inc.	6,500	522,730
UST, Inc.	24,000	1,215,840

		3,806,978

Total Consumer Staples		5,113,915

Energy (10.8%)
Oil & Gas (10.8%)
BP plc (ADR)	13,500	804,870
ChevronTexaco Corp.	9,800	533,120
ConocoPhillips	9,700	900,063
EnCana Corp.	6,300	372,267
Kerr-McGee Corp.	8,700	537,225
Marathon Oil Corp.	13,600	526,728
Occidental Petroleum Corp.	15,800	922,404

Total Energy		4,596,677

Financials (24.5%)
Commercial Banks (5.8%)
Bank of America Corp.	15,600	723,372
PNC Financial Services Group, Inc.	7,100	382,477
South Financial Group, Inc.	15,200	464,208
TCF Financial Corp.	14,800	416,028
Wells Fargo & Co.	8,000	490,400

		2,476,485

Consumer Finance (2.6%)
MBNA Corp.	19,800	526,284
SLM Corp.	11,600	582,204

		1,108,488

Diversified Financial Services (2.3%)
Citigroup, Inc.	14,300	701,415
JPMorgan Chase & Co.	7,300	$272,509

		973,924

Insurance (6.9%)
Allstate Corp.	15,400	776,776
Axis Capital Holdings Ltd.	6,200	169,632
Hartford Financial Services Group, Inc.	7,700	518,133
Willis Group Holdings Ltd.	13,100	506,708
XL Capital Ltd., Class A	12,700	949,706

		2,920,955

Real Estate (2.0%)
American Financial Realty Trust (REIT)	32,000	481,600
Equity Office Properties Trust (REIT)	12,900	360,942

		842,542

Thrifts & Mortgage Finance (4.9%)
MGIC Investment Corp.	7,600	485,640
Peoples Bank/Connecticut	13,800	511,014
Radian Group, Inc.	9,300	445,842
Washington Mutual, Inc.	15,900	641,565

		2,084,061

Total Financials		10,406,455

Health Care (12.6%)
Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	19,000	641,440
Hillenbrand Industries, Inc.	7,100	385,743

		1,027,183

Health Care Providers & Services (6.1%)
CIGNA Corp.	3,800	304,950
Service Corp. International*	33,900	233,910
Triad Hospitals, Inc.*	12,900	524,901
WellChoice, Inc.*	12,500	665,375
WellPoint, Inc.*	6,900	838,350

		2,567,486

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	18,600	435,984
Pfizer, Inc.	17,700	427,632
Schering-Plough Corp.	26,000	482,560
Valeant Pharmaceuticals International	16,000	399,520

		1,745,696

Total Health Care		5,340,365

Industrials (10.1%)
Aerospace & Defense (2.4%)
Boeing Co.	5,900	298,540
Goodrich Corp.	13,300	456,190
Honeywell International, Inc.	8,100	291,438

		1,046,168

Air Freight & Logistics (0.6%)
Ryder System, Inc.	6,100	277,855

Commercial Services & Supplies (0.6%)
Pitney Bowes, Inc.	5,500	246,070

Electrical Equipment (3.7%)
American Power Conversion Corp.	44,600	948,642
Emerson Electric Co.	9,100	611,884

		1,560,526

Industrial Conglomerates (0.7%)
Tyco International Ltd.	7,800	281,892

Machinery (0.7%)
ITT Industries, Inc.	3,400	289,986

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	12,500	$602,250

Total Industrials		4,304,747

Materials (1.5%)
Chemicals (0.9%)
Lyondell Chemical Co.	13,200	388,344

Paper & Forest Products (0.6%)
International Paper Co.	6,100	238,815

Total Materials		627,159

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	9,300	330,987

Total Telecommunication Services		330,987

Utilities (8.6%)
Electric Utilities (7.0%)
American Electric Power Co., Inc.	12,500	440,625
CenterPoint Energy, Inc.	20,100	226,125
Entergy Corp.	17,000	1,181,840
FirstEnergy Corp.	8,600	341,936
Pinnacle West Capital Corp.	10,600	442,020
Xcel Energy, Inc.	19,100	347,429

		2,979,975

Multi-Utilities & Unregulated Power (1.6%)
Duke Energy Corp.	18,500	$495,615
Reliant Energy, Inc.*	14,200	176,790

		672,405

Total Utilities		3,652,380

Total Common Stocks (96.1%) (Cost $39,650,913)		40,842,952

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.2%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $1,352,568)	$1,352,568	1,352,568

Total Investments (99.3%) (Cost/Amortized Cost $41,003,481)		42,195,520
Other Assets Less Liabilities (0.7%)		278,029

Net Assets (100%)		$42,473,549

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the period ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$35,993,819
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	36,125,892

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,798,924
Aggregate gross unrealized depreciation	(693,503)

Net unrealized appreciation	$1,105,421

Federal income tax cost of investments	$41,090,099

For the three months ended January 31, 2005, the Fund incurred approximately $44 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $556,374 which expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.2%)
Automobiles (2.5%)
Harley-Davidson, Inc.	74,900	$4,502,239

Hotels, Restaurants & Leisure (4.9%)
Starbucks Corp.*	164,900	8,904,600

Internet & Catalog Retail (10.4%)
Amazon.com, Inc.*	195,050	8,430,061
eBay, Inc.*	128,800	10,497,200

		18,927,261

Media (7.4%)
Pixar*	74,400	6,485,448
XM Satellite Radio Holdings, Inc., Class A*	215,555	6,878,360

		13,363,808

Total Consumer Discretionary		45,697,908

Consumer Staples (5.1%)
Food & Staples Retailing (5.1%)
Wal-Mart Stores, Inc.	77,200	4,045,280
Walgreen Co.	123,600	5,266,596

Total Consumer Staples		9,311,876

Financials (13.3%)
Commercial Banks (2.0%)
Commerce Bancorp, Inc./ New Jersey	61,000	3,509,940

Insurance (11.3%)
Aflac, Inc.	88,760	3,506,908
American International Group, Inc.	54,350	3,602,861
Progressive Corp.	160,180	13,399,057

		20,508,826

Total Financials		24,018,766

Health Care (8.8%)
Biotechnology (8.8%)
Amgen, Inc.*	111,000	6,908,640
Genentech, Inc.*	188,300	8,983,793

Total Health Care		15,892,433

Industrials (5.7%)
Commercial Services & Supplies (3.5%)
Apollo Group, Inc., Class A*	82,100	6,419,399

Industrial Conglomerates (2.2%)
General Electric Co.	110,500	$3,992,365

Total Industrials		10,411,764

Information Technology (41.4%)
Communications Equipment (6.5%)
Cisco Systems, Inc.*	199,400	3,597,176
QUALCOMM, Inc.	218,400	8,133,216

		11,730,392

Computers & Peripherals (11.2%)
Dell, Inc.*	174,900	7,303,824
Network Appliance, Inc.*	406,500	12,942,960

		20,246,784

Internet Software & Services (7.8%)
Yahoo!, Inc.*	402,600	14,175,546

Semiconductors & Semiconductor Equipment (8.8%)
Applied Materials, Inc.*	218,045	3,466,915
Maxim Integrated Products, Inc.	170,900	6,666,809
Xilinx, Inc.	201,100	5,870,109

		16,003,833

Software (7.1%)
Electronic Arts, Inc.*	116,800	7,514,912
Symantec Corp.*	232,200	5,421,870

		12,936,782

Total Information Technology		75,093,337

Total Common Stocks (99.5%) (Cost $145,942,440)		180,426,084

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.4%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $705,510)	$705,510	705,510

Total Investments (99.9%) (Cost/Amortized Cost $146,647,950)		181,131,594
Other Assets Less Liabilities (0.1%)		136,451

Net Assets (100%)		$181,268,045

*	Non-income producing.

Investment security transactions for the three months ended January 31, 2005, were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,617,468
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	3,996,612

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,543,008
Aggregate gross unrealized depreciation	(13,073,343)

Net unrealized appreciation	$34,469,665

Federal income tax cost of investments	$146,661,929

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

For the three months ended January 31, 2005, the Fund incurred approximately $619 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $68,645,621 of which $2,766,987 expires in the year 2008, $15,780,945 expires in the year 2009, $6,582,827 expires in the year 2010, $30,667,632 expires in the year 2011, and $12,847,230 expires in the year 2012.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Automobiles (2.2%)
DaimlerChrysler AG	50,500	$2,298,255
Ford Motor Co.	54,500	717,765
Nissan Motor Co., Ltd. (ADR)	37,100	785,778

		3,801,798

Hotels, Restaurants & Leisure (2.0%)
Harrah’s Entertainment, Inc.	20,000	1,264,800
Starwood Hotels & Resorts Worldwide, Inc.	36,600	2,118,774

		3,383,574

Household Durables (1.7%)
Leggett & Platt, Inc.	29,700	846,450
Stanley Works	42,000	1,997,520

		2,843,970

Media (1.8%)
Reuters Group plc (ADR)	30,300	1,361,379
Thomson Corp.	48,200	1,641,210

		3,002,589

Specialty Retail (1.3%)
Limited Brands	92,400	2,189,880

Textiles, Apparel & Luxury Goods (0.9%)
V.F. Corp.	27,200	1,445,680

Total Consumer Discretionary		16,667,491

Consumer Staples (4.8%)
Food & Staples Retailing (1.1%)
Albertson’s, Inc.	79,000	1,807,520

Food Products (2.8%)
Archer-Daniels-Midland Co.	71,800	1,737,560
Cadbury Schweppes plc (ADR)	53,100	1,927,530
Kellogg Co.	24,600	1,098,144

		4,763,234

Household Products (0.9%)
Procter & Gamble Co.	29,900	1,591,577

Total Consumer Staples		8,162,331

Energy (11.5%)
Oil & Gas (11.5%)
BP plc (ADR)	34,000	2,027,080
ChevronTexaco Corp.	47,400	2,578,560
ConocoPhillips	27,500	2,551,725
El Paso Corp.	188,100	2,044,647
Exxon Mobil Corp.	48,900	2,523,240
Kerr-McGee Corp.	27,600	1,704,300
Occidental Petroleum Corp.	43,600	2,545,368
Sunoco, Inc.	20,000	1,749,800
Unocal Corp.	35,100	1,669,707

Total Energy		19,394,427

Financials (26.4%)
Commercial Banks (8.8%)
ABN AMRO Holding N.V. (ADR)	43,800	1,186,980
Bank of America Corp.	49,900	2,313,863
Bank of Montreal	45,600	2,030,112
BB&T Corp.	39,200	1,547,224
Comerica, Inc.	21,700	1,255,562
KeyCorp	55,600	1,858,152
U.S. Bancorp.	84,000	2,524,200
Wells Fargo & Co.	33,700	2,065,810

		14,781,903

Consumer Finance (0.8%)
MBNA Corp.	48,700	1,294,446

Diversified Financial Services (3.3%)
Citigroup, Inc.	47,000	$2,305,350
GATX Corp.	51,600	1,536,648
ING Groep N.V. (ADR)	57,300	1,653,678

		5,495,676

Insurance (8.6%)
Allstate Corp.	37,800	1,906,632
Chubb Corp.	36,000	2,681,280
Lincoln National Corp.	55,100	2,542,314
Nationwide Financial Services, Inc.	53,400	1,973,130
PartnerReinsurance Ltd.	15,300	969,561
Sun Life Financial, Inc.	74,700	2,411,316
UnumProvident Corp.	122,100	2,096,457

		14,580,690

Real Estate (3.5%)
First Industrial Realty Trust, Inc. (REIT)	30,800	1,204,896
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)	25,900	509,712
General Growth Properties, Inc. (REIT)	72,500	2,303,325
Trizec Properties, Inc. (REIT)	110,200	1,951,642

		5,969,575

Thrifts & Mortgage Finance (1.4%)
Fannie Mae	12,900	833,082
Independence Community Bank Corp.	40,200	1,579,860

		2,412,942

Total Financials		44,535,232

Health Care (3.8%)
Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	53,000	1,242,320
GlaxoSmithKline plc (ADR)	36,200	1,613,434
Johnson & Johnson	44,200	2,859,740
Merck & Co., Inc.	24,500	687,225

Total Health Care		6,402,719

Industrials (15.2%)
Aerospace & Defense (3.4%)
Goodrich Corp.	75,500	2,589,650
Northrop Grumman Corp.	15,500	804,140
Raytheon Co.	61,800	2,311,320

		5,705,110

Building Products (1.5%)
Masco Corp.	66,800	2,458,240

Commercial Services & Supplies (1.6%)
R.R. Donnelley & Sons Co.	16,400	548,580
Waste Management, Inc.	75,000	2,175,000

		2,723,580

Electrical Equipment (1.4%)
Rockwell Automation, Inc.	41,000	2,322,650

Industrial Conglomerates (2.9%)
General Electric Co.	64,900	2,344,837
Textron, Inc.	36,100	2,598,478

		4,943,315

Machinery (3.1%)
Cummins, Inc.	10,600	823,302
Eaton Corp.	35,500	2,413,645
Volvo AB (ADR)	51,200	2,073,600

		5,310,547

Road & Rail (0.5%)
Union Pacific Corp.	14,000	834,400

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.8%)
Wolseley plc (ADR)	31,800	$1,343,550

Total Industrials		25,641,392

Information Technology (1.7%)
Communications Equipment (1.2%)
Nokia OYJ (ADR)	129,100	1,972,648

IT Services (0.5%)
Electronic Data Systems Corp.	40,000	856,800

Total Information Technology		2,829,448

Materials (7.5%)
Chemicals (6.3%)
Air Products & Chemicals, Inc.	36,760	2,165,532
Dow Chemical Co.	40,500	2,012,850
DuPont (E.I.) de Nemours & Co.	46,200	2,197,272
Eastman Chemical Co.	12,500	676,875
Monsanto Co.	17,800	963,514
PPG Industries, Inc.	27,000	1,857,060
RPM International, Inc.	39,500	696,385

		10,569,488

Metals & Mining (1.0%)
Worthington Industries, Inc.	85,900	1,759,232

Paper & Forest Products (0.2%)
Georgia-Pacific Corp.	10,100	324,210

Total Materials		12,652,930

Telecommunication Services (4.3%)
Diversified Telecommunication Services (4.3%)
Alltel Corp.	32,900	1,810,816
Cable & Wireless plc (ADR)	112,200	774,180
Sprint Corp.	35,100	836,433
Telecom Corp. of New Zealand Ltd. (ADR)	64,300	2,260,145
Verizon Communications, Inc.	45,600	$1,622,904

Total Telecommunication Services		7,304,478

Utilities (7.8%)
Electric Utilities (6.2%)
Alliant Energy Corp.	76,900	2,114,750
Edison International, Inc.	12,900	418,863
TECO Energy, Inc.	146,600	2,347,066
TXU Corp.	34,051	2,356,329
Westar Energy, Inc.	41,700	971,610
Xcel Energy, Inc.	127,200	2,313,768

		10,522,386

Multi-Utilities & Unregulated Power (1.6%)
Duke Energy Corp.	100,800	2,700,432

Total Utilities		13,222,818

Total Common Stocks (92.9%) (Cost $134,872,485)		156,813,266

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.5%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $9,338,250)	$9,338,250	9,338,250

Total Investments (98.4%) (Cost/Amortized Cost $144,210,735)		166,151,516
Other Assets Less Liabilities (1.6%)		2,744,125

Net Assets (100%)		$168,895,641

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$42,872,466
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	33,605,023

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,731,990
Aggregate gross unrealized depreciation	(2,067,522)

Net unrealized appreciation	$21,664,468

Federal income tax cost of investments	$144,487,048

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (3.8%)
Almanij N.V.	5,000	$517,835
KBC Bancassurance Holding	12,800	988,613

		1,506,448

Bermuda (1.2%)
ACE Ltd.	10,800	468,720

Canada (7.6%)
Bank of Nova Scotia	38,227	1,216,979
Manulife Financial Corp.	23,156	1,018,621
National Bank of Canada	9,600	380,596
Sun Life Financial, Inc.	12,000	388,313

		3,004,509

Cayman Islands (0.8%)
XL Capital Ltd., Class A	4,200	314,076

Denmark (1.3%)
Danske Bank A/S	17,700	517,032

France (8.5%)
Assurances Generales de France	12,570	953,643
BNP Paribas S.A.	10,700	772,021
Credit Agricole S.A.	33,236	989,972
Societe Generale	6,600	657,302

		3,372,938

Ireland (3.2%)
Depfa Bank plc	71,900	1,265,291

Japan (14.3%)
Aiful Corp.	10,300	1,170,828
Leópalace21 Corp.	46,300	845,846
Orix Corp.	4,700	621,942
Promise Co., Ltd.	11,800	831,492
Sumitomo Mitsui Financial Group, Inc.	163	1,143,860
UFJ Holdings, Inc.*	171	1,023,140

		5,637,108

Netherlands (5.5%)
ABN AMRO Holding N.V.	33,920	917,933
ING Groep N.V. (CVA)	44,070	1,268,440

		2,186,373

Spain (1.9%)
Banco Santander Central Hispano S.A.	62,699	744,572

Switzerland (4.0%)
Credit Suisse Group*	38,900	1,566,146

United Kingdom (12.0%)
Aviva plc	71,800	859,930
Barclays plc	98,400	1,080,147
Old Mutual plc	370,000	881,044
Prudential plc	47,607	413,041
Royal & Sun Alliance Insurance Group plc	200,000	323,466
Royal Bank of Scotland Group plc	35,000	1,162,497

		4,720,125

United States (33.9%)
Bank of America Corp.	38,486	$1,784,596
Chubb Corp.	12,600	938,448
Citigroup, Inc.	32,800	1,608,840
Fannie Mae	17,500	1,130,150
Freddie Mac	16,400	1,070,756
Goldman Sachs Group, Inc.	5,000	539,250
Hartford Financial Services Group, Inc.	12,900	868,041
JPMorgan Chase & Co.	41,400	1,545,462
Lehman Brothers Holdings, Inc.	8,600	784,234
Metlife, Inc.	28,400	1,128,900
Radian Group, Inc.	15,000	719,100
St. Paul Travelers Cos., Inc.	14,302	536,897
Wachovia Corp.	13,000	713,050

		13,367,724

Total Common Stocks (98.0%) (Cost $29,840,776)		38,671,062

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.3%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $904,274)	$904,274	904,274

Total Investments (100.3%) (Cost/Amortized Cost $30,745,050)		39,575,336
Other Assets Less Liabilities (-0.3%)		(103,302)

Net Assets (100%)		$39,472,034

Market Sector Diversification

As A Percentage of Total Equity Investments

Capital Markets	7.5%
Commercial Banks	41.1
Consumer Finance	6.8
Diversified Financial Services	11.4
Insurance	23.5
Real Estate	2.2
Thrifts & Mortgage Finance	7.5

100.0%

*	Non-income producing.

Glossary:

CVA — Dutch Certification

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,053,625
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,754,902

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,829,275
Aggregate gross unrealized depreciation	(317,052)

Net unrealized appreciation	$8,512,223

Federal income tax cost of investments	$31,063,113

See Notes to Financial Statements

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (1.2%)
Ingersoll-Rand Co., Class A	2,490	$185,206

Cayman Islands (2.0%)
XL Capital Ltd., Class A	3,900	291,642

Finland (2.5%)
Sampo OYJ, A Shares	28,130	372,189

France (6.6%)
BNP Paribas S.A.	4,840	349,213
Schneider Electric S.A.	3,830	292,566
Societe Television Francaise 1	4,110	133,725
Vivendi Universal S.A.*	6,100	192,987

		968,491

Germany (2.0%)
Deutsche Telekom AG (Registered)*	13,370	289,138

Hong Kong (0.8%)
China Mobile (Hong Kong) Ltd.	37,500	117,550

Ireland (1.4%)
Kerry Group plc, Class A	8,550	204,517

Japan (5.0%)
Asahi Glass Co., Ltd.	20,000	211,106
Canon, Inc. (ADR)	3,980	209,268
Toyota Motor Corp.	8,100	315,529

		735,903

Netherlands (1.6%)
Royal Dutch Petroleum Co. (N.Y. Shares)	3,940	230,372

South Korea (6.0%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	10,320	185,669
Kookmin Bank (ADR)*	5,780	250,852
Samsung Electronics Co., Ltd. (Non-Voting)	1,440	449,342

		885,863

Sweden (5.5%)
Assa Abloy AB, Class B	32,800	518,761
Sandvik AB	7,040	287,176

		805,937

Switzerland (1.1%)
Novartis AG (Registered)	2,810	134,767
STMicroelectronics N.V.	2,130	35,540

		170,307

United Kingdom (9.3%)
BG Group plc	24,530	167,367
BP plc	68,460	675,310
Dixons Group plc	103,560	309,589
Reckitt Benckiser plc	7,240	215,345

		1,367,611

United States (52.7%)
3M Co.	1,220	102,919
Aflac, Inc.	11,300	446,463
Anadarko Petroleum Corp.	1,270	84,087
Apache Corp.	1,770	96,323
Avocent Corp.*	2,260	82,513
CarMax, Inc.*	6,700	$193,831
Citigroup, Inc.	11,600	568,980
Devon Energy Corp.	2,320	94,354
Doral Financial Corp.	7,410	320,482
Eli Lilly & Co.	7,840	425,242
Fannie Mae	5,200	335,816
Illinois Tool Works, Inc.	1,340	116,553
International Business Machines Corp.	2,320	216,734
Lexmark International, Inc., Class A*	2,980	248,383
Medtronic, Inc.	5,870	308,116
Mellon Financial Corp.	8,060	236,561
Merrill Lynch & Co., Inc.	4,410	264,909
Microsoft Corp.	10,010	263,063
Noble Energy, Inc.	2,110	124,849
PepsiCo, Inc.	8,480	455,376
Pfizer, Inc.	19,000	459,040
Praxair, Inc.	7,520	324,488
Regal Entertainment Group, Class A	5,530	110,047
Tiffany & Co.	10,040	315,557
Wal-Mart Stores, Inc.	8,370	438,588
Walgreen Co.	7,320	311,905
Walt Disney Co.	8,650	247,650
Washington Post Co., Class B	205	187,473
WellPoint, Inc.*	3,120	379,080

		7,759,382

Total Common Stocks (97.7%) (Cost $12,918,099)		14,384,108

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Certificate of Deposit (0.1%)
Shore Bank, 2.38%, 12/26/05	$20,242	20,109

Commercial Paper (0.2%)
Economic Development Certificate, 2.93%, 8/31/05	20,657	20,307
Shared Interest Promissory Note, 1.69%, 3/31/07†	10,000	10,000

Total Commercial Paper		30,307

Time Deposit (1.2%)
JPMorgan Chase Nassau, 1.98%, 2/1/05	176,049	176,049

Total Short-Term Debt Securities (1.5%) (Amortized Cost $226,465)		226,465

Total Investments (99.2%) (Cost/Amortized Cost $13,144,564)		14,610,573
Other Assets Less Liabilities (0.8%)		119,033

Net Assets (100%)		$14,729,606

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Market Sector Diversification

As a Percentage of Total Equity Investments

Consumer Discretionary	13.9%
Consumer Staples	11.3
Energy	10.2
Financials	23.9
Health Care	11.9
Industrials	13.2
Information Technology	10.5
Materials	2.3
Telecommunications Services	2.8

100.0%

*	Non-income producing.
†	Security (totaling $10,000 or 0.07% of net assets) valued at fair value

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,518,778
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,706,521

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,730,534
Aggregate gross unrealized depreciation	(287,396)

Net unrealized appreciation	$1,443,138

Federal income tax cost of investments	$13,167,435

The Fund has a net capital loss carryforward of $551,118 of which $394,997 expires in the year 2010, and $156,121 expires in the year 2011.

See Notes to Financial Statements

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (94.2%)
Agency CMO (2.6%)
Government National Mortgage Association
6.000%, 6/16/32	$5,485,873	$5,770,266

U.S. Government Agencies (91.6%)
Federal Home Loan Mortgage Corp.
7.000%, 9/1/17	93,606	99,732
7.000%, 10/1/17	86,611	92,279
10.000%, 10/1/18	127,918	140,973
4.500%, 5/1/19	10,065,825	10,058,287
10.000%, 7/1/20	270,229	299,004
10.000%, 10/1/20	153,184	169,721
6.500%, 7/1/21	783,847	825,528
9.000%, 10/1/22	301,040	335,188
4.853%, 11/1/32 (l)	3,207,544	3,269,549
Federal National Mortgage Association
5.500%, 1/1/09	255,079	263,316
6.500%, 2/1/09	14,836	15,678
5.500%, 6/1/09	462,196	480,044
7.000%, 3/1/14	185,558	198,259
8.000%, 11/1/16	847,902	923,486
6.500%, 8/1/19	944,456	995,151
9.500%, 8/1/20	60,624	65,835
9.500%, 10/1/20	173,195	188,082
5.500%, 2/1/23	5,733,612	5,885,124
6.000%, 11/1/28	2,157,661	2,228,027
7.000%, 11/1/30	171,025	180,989
5.658%, 6/1/32 (l)	1,655,273	1,712,853
4.668%, 11/1/32 (l)	3,805,199	3,845,894
4.807%, 12/1/32 (l)	3,476,819	3,522,280
4.542%, 2/1/33 (l)	6,514,021	6,571,877
4.120%, 4/1/33 (l)	7,084,848	7,060,072
4.409%, 4/1/33 (l)	4,771,405	4,796,306
4.217%, 5/1/33 (l)	8,993,828	9,144,800
4.234%, 5/1/33 (l)	$8,087,530	$8,223,684
5.500%, 7/1/33	8,047,278	8,196,911
4.500%, 9/1/33	6,442,096	6,292,118
4.104%, 10/1/33 (l)	11,150,199	11,107,943
Government National Mortgage Association
9.000%, 8/15/16	1,063	1,171
7.000%, 12/15/27	647,321	687,209
6.500%, 8/15/28	115,048	121,152
6.000%, 1/15/29	1,004,125	1,043,650
7.000%, 6/15/29	273,642	290,504
7.000%, 10/15/29	562,534	597,197
3.000%, 3/20/32 (l)	1,645,604	1,610,914
5.500%, 12/15/32	11,385,380	11,691,885
5.000%, 5/15/33	19,611,888	19,759,879
5.000%, 6/15/33	12,473,010	12,567,132
5.000%, 7/15/33	37,949,454	38,235,821
5.000%, 9/15/33	5,422,053	5,462,968
5.000%, 3/15/34	9,664,484	9,737,412
5.500%, 6/15/34	7,340,436	7,538,048

		206,533,932

Total Government Securities		212,304,198

Total Long-Term Debt Securities (94.2%) (Cost $207,555,349)		212,304,198

SHORT-TERM DEBT SECURITIES:
Time Deposit (5.5%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $12,440,087)	12,440,087	12,440,087
Total Investments (99.7%) (Cost/Amortized Cost $219,995,436)		224,744,285
Other Assets Less Liabilities (0.3%)		758,265

Net Assets (100%)		$225,502,550

(l)	Floating rate security. Rate disclosed is as of January 31, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the three months ended January 31, 2005, were as follows:

Cost of Purchases:
U.S. Government Securities	$81,472
Net Proceeds of Sales and Redemptions:
U.S. Government Securities	11,163,758

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,961,412
Aggregate gross unrealized depreciation	(212,563)

Net unrealized appreciation	$4,748,849

Federal income tax cost of investments	$219,995,436

The Fund has a net capital loss carryforward of $22,367 which expires in the year 2012.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Hotels, Restaurants & Leisure (5.6%)
Carnival Corp.	276,096	$15,903,129
Marriott International, Inc., Class A	276,194	17,449,937
McDonald’s Corp.	1,681,789	54,473,146

		87,826,212

Media (3.7%)
Omnicom Group, Inc.	453,987	38,538,957
Walt Disney Co.	696,789	19,949,069

		58,488,026

Multiline Retail (3.0%)
Kohl’s Corp.*	1,003,223	47,161,513

Specialty Retail (2.5%)
Bed Bath & Beyond, Inc.*	955,450	38,495,081

Total Consumer Discretionary		231,970,832

Consumer Staples (16.9%)
Beverages (3.3%)
PepsiCo, Inc.	955,450	51,307,665

Food & Staples Retailing (0.8%)
Wal-Mart Stores, Inc.	238,863	12,516,421

Household Products (7.3%)
Colgate-Palmolive Co.	737,500	38,748,250
Procter & Gamble Co.	1,433,175	76,287,906

		115,036,156

Personal Products (5.5%)
Gillette Co.	1,719,810	87,228,763

Total Consumer Staples		266,089,005

Energy (8.8%)
Energy Equipment & Services (4.5%)
Schlumberger Ltd.	1,033,462	70,316,755

Oil & Gas (4.3%)
ConocoPhillips	723,975	67,177,640

Total Energy		137,494,395

Financials (8.1%)
Consumer Finance (2.1%)
American Express Co.	611,488	32,622,885

Diversified Financial Services (2.2%)
Citigroup, Inc.	687,924	33,742,672

Insurance (3.8%)
American International Group, Inc.	906,397	60,085,057

Total Financials		126,450,614

Health Care (24.2%)
Biotechnology (6.3%)
Amgen, Inc.*	769,088	47,868,037
Genentech, Inc.*	1,079,954	51,524,605

		99,392,642

Health Care Equipment & Supplies (6.6%)
Boston Scientific Corp.*	1,503,110	49,692,817
Medtronic, Inc.	1,016,742	53,368,787

		103,061,604

Health Care Providers & Services (1.8%)
Caremark Rx, Inc.*	729,097	28,507,693

Pharmaceuticals (9.5%)
Eli Lilly & Co.	990,910	53,746,958
Johnson & Johnson	1,117,483	72,301,150
Pfizer, Inc.	943,335	$22,790,974

		148,839,082

Total Health Care		379,801,021

Industrials (13.3%)
Air Freight & Logistics (2.1%)
United Parcel Service, Inc./Georgia, Class B	446,895	33,374,119

Industrial Conglomerates (7.4%)
3M Co.	676,695	57,085,990
General Electric Co.	1,627,023	58,784,341

		115,870,331

Machinery (3.8%)
Caterpillar, Inc.	335,097	29,857,142
Illinois Tool Works, Inc.	343,962	29,917,815

		59,774,957

Total Industrials		209,019,407

Information Technology (11.7%)
Communications Equipment (3.1%)
Juniper Networks, Inc.*	477,725	12,005,229
QUALCOMM, Inc.	1,006,769	37,492,078

		49,497,307

IT Services (1.9%)
Paychex, Inc.	955,450	29,131,670

Semiconductors & Semiconductor Equipment (2.2%)
Maxim Integrated Products, Inc.	879,984	34,328,176

Software (4.5%)
Electronic Arts, Inc.*	255,903	16,464,799
Oracle Corp.*	3,949,358	54,382,660

		70,847,459

Total Information Technology		183,804,612

Total Common Stocks (97.8%) (Cost $1,365,495,080)		1,534,629,886

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.9%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $14,715,312)	$1,4715,312	14,715,312

Total Investments (98.7%) (Cost/Amortized Cost $1,380,210,392)		1,549,345,198
Other Assets Less Liabilities (1.3%)		20,001,207

Net Assets (100%)		$1,569,346,405

*	Non-income producing.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$236,025,781
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	259,167,541

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,642,375
Aggregate gross unrealized depreciation	(59,615,534)

Net unrealized appreciation	$165,026,841

Federal income tax cost of investments	$1,384,318,357

For the three months ended January 31, 2005, the Fund incurred approximately $7,740 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $307,350,892 of which $44,731,469 expires in the year 2009, $201,878,890 expires in the year 2010, and $60,740,533 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (1.3%)
Johnson Controls, Inc.	40,500	$2,395,980

Internet & Catalog Retail (0.8%)
IAC/InterActiveCorp*	67,000	1,623,410

Media (9.8%)
Clear Channel Communications, Inc.	35,000	1,135,050
Dex Media, Inc.	51,700	1,209,263
Omnicom Group, Inc.	48,700	4,134,143
Time Warner, Inc.*	192,600	3,466,800
Tribune Co..	46,700	1,867,066
Univision Communications, Inc., Class A*	59,800	1,633,138
Viacom, Inc., Class B	137,500	5,134,250

		18,579,710

Multiline Retail (0.9%)
Kohl’s Corp.*	36,800	1,729,968

Specialty Retail (1.2%)
Advance Auto Parts, Inc.*	20,700	892,170
TJX Cos., Inc.	55,000	1,377,200

		2,269,370

Total Consumer Discretionary		26,598,438

Consumer Staples (6.3%)
Food & Staples Retailing (4.9%)
Albertson’s, Inc.	108,200	2,475,616
Costco Wholesale Corp.	91,500	4,325,205
Kroger Co.*	150,500	2,573,550

		9,374,371

Household Products (1.4%)
Kimberly-Clark Corp.	41,200	2,699,012

Total Consumer Staples		12,073,383

Energy (4.4%)
Oil & Gas (4.4%)
Exxon Mobil Corp.	103,600	5,345,760
Kerr-McGee Corp.	13,900	858,325
Marathon Oil Corp.	53,900	2,087,547

Total Energy		8,291,632

Financials (22.7%)
Capital Markets (5.2%)
Mellon Financial Corp.	131,200	3,850,720
Morgan Stanley	106,300	5,948,548

		9,799,268

Commercial Banks (4.4%)
PNC Financial Services Group, Inc.	38,900	2,095,543
Wells Fargo & Co.	103,300	6,332,290

		8,427,833

Diversified Financial Services (6.6%)
Citigroup, Inc.	170,600	8,367,930
JPMorgan Chase & Co.	112,000	4,180,960

		12,548,890

Insurance (4.1%)
Aflac, Inc.	39,500	1,560,645
Allstate Corp.	40,200	2,027,688
Hartford Financial Services Group, Inc.	28,300	1,904,307
Willis Group Holdings Ltd.	61,400	2,374,952

		7,867,592

Thrifts & Mortgage Finance (2.4%)
Freddie Mac	70,600	$4,609,474

Total Financials		43,253,057

Health Care (20.4%)
Biotechnology (2.4%)
Cephalon, Inc.*	32,900	1,618,680
Genzyme Corp.*	51,000	2,968,710

		4,587,390

Health Care Equipment & Supplies (0.8%)
Medtronic, Inc.	26,900	1,411,981

Health Care Providers & Services (4.9%)
Medco Health Solutions, Inc.*	34,800	1,481,436
UnitedHealth Group, Inc.	59,600	5,298,440
WellPoint, Inc.*	21,000	2,551,500

		9,331,376

Pharmaceuticals (12.3%)
Allergan, Inc.	66,200	5,027,890
Bristol-Myers Squibb Co.	65,800	1,542,352
Johnson & Johnson	117,100	7,576,370
Mylan Laboratories, Inc.	156,650	2,605,089
Pfizer, Inc.	85,800	2,072,928
Wyeth	114,900	4,553,487

		23,378,116

Total Health Care		38,708,863

Industrials (11.6%)
Aerospace & Defense (2.7%)
Lockheed Martin Corp.	48,500	2,803,785
Northrop Grumman Corp.	43,800	2,272,344

		5,076,129

Building Products (2.7%)
Masco Corp.	140,600	5,174,080

Commercial Services & Supplies (0.5%)
Equifax, Inc.	36,200	1,024,460

Machinery (2.3%)
Illinois Tool Works, Inc.	49,000	4,262,020

Road & Rail (3.4%)
Burlington Northern Santa Fe Corp.	135,000	6,504,300

Total Industrials		22,040,989

Information Technology (7.4%)
Computers & Peripherals (0.6%)
Hewlett-Packard Co.	54,400	1,065,696

Electronic Equipment & Instruments (1.1%)
Mettler-Toledo International, Inc.*	44,000	2,207,040

Semiconductors & Semiconductor Equipment (1.4%)
Applied Materials, Inc.*	109,100	1,734,690
Xilinx, Inc.	33,000	963,270

		2,697,960

Software (4.3%)
Microsoft Corp.	197,500	5,190,300
Oracle Corp.*	217,800	2,999,106

		8,189,406

Total Information Technology		14,160,102

Materials (1.5%)
Construction Materials (1.5%)
Martin Marietta Materials, Inc.	53,300	2,879,266

Total Materials		2,879,266

Telecommunication Services (4.0%)
Diversified Telecommunication Services (0.8%)
SBC Communications, Inc.	61,800	1,468,368

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (3.2%)
Nextel Communications, Inc., Class A*	212,500	$6,096,625

Total Telecommunication Services		7,564,993

Utilities (6.6%)
Electric Utilities (5.2%)
American Electric Power Co., Inc.	52,300	1,843,575
Exelon Corp.	101,100	4,473,675
FirstEnergy Corp.	70,500	2,803,080
Pepco Holdings, Inc.	40,900	893,665

		10,013,995

Gas Utilities (0.4%)
NiSource, Inc.	32,800	751,120

Multi-Utilities & Unregulated Power (1.0%)
Sempra Energy	49,700	1,849,834

Total Utilities		12,614,949

Total Common Stocks (98.9%) (Cost $160,495,617)		188,185,672

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.1%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $3,946,364)	$3,946,364	3,946,364

Total Investments (101.0%) (Cost/Amortized Cost $164,441,981)		192,132,036
Other Assets Less Liabilities (-1.0%)		(1,907,150)

Net Assets (100%)		$190,224,886

*	Non-income producing.

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,045,877
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	14,477,033

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,485,026
Aggregate gross unrealized depreciation	(5,005,986)

Net unrealized appreciation	$27,479,040

Federal income tax cost of investments	$164,652,996

For the three months ended January 31, 2005, the Fund incurred approximately $2,076 as brokerage commissions with UBS AG, and $714 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $39,204,774 of which $10,429,419 expires in the year 2010, and $28,775,355 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.	5,419	$196,222

Total Financials		196,222

Health Care (0.4%)
Health Care Equipment & Supplies (0.4%)
Dade Behring Holdings, Inc.*	16,833	962,006

Total Health Care		962,006

Information Technology (0.0%)
Computers & Peripherals (0.0%)
ATSI Holdings, Inc.*†	4,056	—

Total Information Technology		—

Materials (0.0%)
Chemicals (0.0%)
Pioneer Cos., Inc.	3,686	78,770

Total Materials		78,770

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Nextlink Communications, Inc.
Escrow Shares*	850,000	1,063
Nextlink Communications, Inc.
Escrow Shares*†	250,000	—
Telewest Global, Inc.*	28,096	473,417
XO Communications, Inc.*	960	2,640

Total Telecommunication Services		477,120

Total Common Stocks (0.7%) (Cost $3,388,399)		1,714,118

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (30.9%)
Auto Components (0.8%)
TRW Automotive, Inc.
9.375%, 2/15/13	$1,647,000	1,852,875

Distributors (1.2%)
AmeriGas Partners LP
8.875%, 5/20/11	1,250,000	1,350,000
Buhrmann U.S., Inc.
8.250%, 7/1/14	1,550,000	1,573,250

		2,923,250

Hotels, Restaurants & Leisure (7.6%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	1,125,000	1,193,906
Boyd Gaming Corp.
7.750%, 12/15/12	1,500,000	1,612,500
Caesars Entertainment, Inc.
9.375%, 2/15/07	550,000	601,562
7.875%, 3/15/10	850,000	947,750
8.125%, 5/15/11	1,350,000	1,545,750
Intrawest Corp.
7.500%, 10/15/13	100,000	105,000
7.500%, 10/15/13§	850,000	892,500
John Q. Hammons Hotels LP
8.875%, 5/15/12	600,000	675,000
Mandalay Resort Group,
Series B 10.250%, 8/1/07	1,625,000	1,836,250
MGM Mirage, Inc.
9.750%, 6/1/07	1,175,000	1,304,250
6.750%, 8/1/07	550,000	575,438
6.000%, 10/1/09§	$600,000	$612,000
8.500%, 9/15/10	1,100,000	1,245,750
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	875,000	889,219
7.125%, 8/15/14	75,000	77,906
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	1,975,000	2,231,750
Seneca Gaming Corp.
7.250%, 5/1/12	700,000	721,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	1,600,000	1,824,000

		18,891,531

Household Durables (1.1%)
Interface, Inc.
10.375%, 2/1/10	1,200,000	1,380,000
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10§	425,000	431,375
Sealy Mattress Co.
8.250%, 6/15/14	950,000	969,000

		2,780,375

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	1,275,000	1,322,813

Media (12.5%)
Adelphia Communications Corp.
8.375%, 2/1/08 (h)	250,000	205,625
7.750%, 1/15/09 (h)	50,000	41,000
7.875%, 5/1/09 (h)	250,000	202,500
9.375%, 11/15/09 (h)	600,000	516,000
10.875%, 10/1/10 (h)	250,000	216,250
American Media Operations, Inc.
8.875%, 1/15/11	1,125,000	1,184,062
Block Communications, Inc.
9.250%, 4/15/09	1,475,000	1,574,562
Cablevision Systems Corp.
8.000%, 4/15/12§	350,000	378,000
CBD Media, Inc.
8.625%, 6/1/11	625,000	653,125
Corus Entertainment, Inc.
8.750%, 3/1/12	2,550,000	2,769,937
CSC Holdings, Inc.
7.250%, 7/15/08	200,000	211,500
8.125%, 7/15/09	1,200,000	1,317,000
7.625%, 4/1/11	1,575,000	1,716,750
Dex Media East LLC Finance Co.
9.875%, 11/15/09	450,000	504,000
12.125%, 11/15/12	975,000	1,167,563
Dex Media West LLC/
Dex Media Finance Co.
9.875%, 8/15/13	1,489,000	1,688,154
Dex Media, Inc.
8.000%, 11/15/13	900,000	956,250
DirecTV Holdings LLC
8.375%, 3/15/13	625,000	703,906
Echostar DBS Corp.
9.125%, 1/15/09	96,000	104,400
6.375%, 10/1/11	550,000	561,688
6.625%, 10/1/14§	1,050,000	1,060,500
Emmis Operating Co.
6.875%, 5/15/12	850,000	871,250
Grupo Televisa S.A.
8.000%, 9/13/11	1,950,000	2,266,875
Houghton Mifflin Co.
8.250%, 2/1/11	1,375,000	1,436,875
Imax Corp.
9.625%, 12/1/10	1,350,000	1,461,375

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Inmarsat Finance plc
7.625%, 6/30/12	$100,000	$102,000
Mediacom LLC
9.500%, 1/15/13	800,000	798,000
PanAmSat Corp.
9.000%, 8/15/14§	1,725,000	1,875,937
Primedia, Inc.
8.875%, 5/15/11	1,125,000	1,186,875
R.H. Donnelley Corp.
6.875%, 1/15/13§	325,000	325,813
R.H. Donnelley Finance Corp. I
10.875%, 12/15/12	1,150,000	1,345,500
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	1,175,000	1,251,375
Videotron Ltee
6.875%, 1/15/14§	375,000	382,969

		31,037,616

Multiline Retail (1.4%)
J.C. Penney Co., Inc.
8.000%, 3/1/10	1,025,000	1,162,094
7.650%, 8/15/16	1,025,000	1,171,062
7.950%, 4/1/17	525,000	611,625
Saks, Inc.
8.250%, 11/15/08	525,000	576,188

		3,520,969

Specialty Retail (3.9%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	475,000	502,313
8.000%, 3/15/14	900,000	902,250
Autonation, Inc.
9.000%, 8/1/08	950,000	1,068,750
Blockbuster, Inc.
9.000%, 9/1/12§	900,000	886,500
Finlay Fine Jewelry Corp.
8.375%, 6/1/12	450,000	452,250
Gap, Inc.
10.050%, 12/15/08	1,150,000	1,384,312
Jo-Ann Stores, Inc.
7.500%, 3/1/12	1,975,000	1,994,750
Michaels Stores, Inc.
9.250%, 7/1/09	1,000,000	1,063,750
Petco Animal Supplies, Inc.
10.750%, 11/1/11	131,000	152,615
Sonic Automotive, Inc.
8.625%, 8/15/13	1,150,000	1,224,750

		9,632,240

Textiles, Apparel & Luxury Goods (1.9%)
Fruit of the Loom Ltd.
8.875%, 4/15/06† (h)	300,000	—
INVISTA
9.250%, 5/1/12§	900,000	990,000
Perry Ellis International, Inc.
8.875%, 9/15/13	1,600,000	1,664,000
Phillips-Van Heusen Corp.
7.250%, 2/15/11	1,650,000	1,724,250
8.125%, 5/1/13	325,000	352,625

		4,730,875

Total Consumer Discretionary		76,692,544

Consumer Staples (7.7%)
Beverages (0.4%)
Constellations Brands, Inc.
8.125%, 1/15/12	470,000	511,125
Cott Beverages, Inc.
8.000%, 12/15/11	450,000	483,188

		994,313

Food & Staples Retailing (2.0%)
Delhaize America, Inc.
7.375%, 4/15/06	$300,000	$311,454
8.125%, 4/15/11	525,000	610,326
Ingles Markets, Inc.
8.875%, 12/1/11	2,250,000	2,340,000
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12§	950,000	988,000
Stater Brothers Holdings
8.125%, 6/15/12	600,000	631,500

		4,881,280

Food Products (1.6%)
Chiquita Brands International, Inc.
7.500%, 11/1/14§	525,000	532,875
Dole Foods Co.
8.625%, 5/1/09	1,300,000	1,425,125
Pilgrim’s Pride Corp.
9.250%, 11/15/13	625,000	703,125
Smithfield Foods, Inc.
7.625%, 2/15/08	1,330,000	1,409,800

		4,070,925

Household Products (2.5%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,800,000	1,975,500
Gregg Appliances, Inc.
9.000%, 2/1/13§	400,000	398,000
Johnsondiversey Holdings, Inc.
0.000%, 5/15/13 (e)	225,000	195,188
Johnsondiversey, Inc.
9.625%, 5/15/12	1,475,000	1,644,625
Rayovac Corp.
8.500%, 10/1/13	1,925,000	2,064,562

		6,277,875

Personal Products (1.2%)
Chattem, Inc.
7.000%, 3/1/14	225,000	230,344
Elizabeth Arden, Inc.
7.750%, 1/15/14	1,600,000	1,676,000
NBTY, Inc.
8.625%, 9/15/07	1,000,000	1,010,000

		2,916,344

Total Consumer Staples		19,140,737

Energy (5.1%)
Energy Equipment & Services (2.2%)
BRL Universal Equipment
8.875%, 2/15/08	1,000,000	1,046,250
Foundation PA Coal Co.
7.250%, 8/1/14§	275,000	288,063
Grant Prideco, Inc.
9.625%, 12/1/07	575,000	641,125
Hanover Compressor Co.
(Zero Coupon), 3/31/07	400,000	354,000
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	2,150,000	2,322,000
Key Energy Services, Inc.
8.375%, 3/1/08	650,000	678,437
Universal Compression, Inc.
7.250%, 5/15/10	250,000	264,063

		5,593,938

Oil & Gas (2.9%)
Chesapeake Energy Corp.
8.125%, 4/1/11	225,000	243,000
CITGO Petroleum Corp.
6.000%, 10/15/11§	725,000	719,563

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
El Paso Corp.
7.000%, 5/15/11	$625,000	$628,125
7.875%, 6/15/12	1,350,000	1,404,000
Ferrellgas LP
6.750%, 5/1/14	100,000	99,500
Stone Energy Corp.
6.750%, 12/15/14§	700,000	684,250
Teekay Shipping Corp.
8.875%, 7/15/11	1,600,000	1,852,000
Williams Cos., Inc.
7.125%, 9/1/11	1,125,000	1,223,437
YPF Sociedad Anonima
9.125%, 2/24/09	250,000	278,125

		7,132,000

Total Energy		12,725,938

Financials (6.5%)
Capital Markets (0.7%)
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14§	1,600,000	1,776,000

Commercial Banks (0.4%)
Western Financial Bank
9.625%, 5/15/12	800,000	912,000

Diversified Financial Services (2.6%)
Dollar Financial Group, Inc.
9.750%, 11/15/11	1,900,000	2,094,750
K&F Acquisition, Inc.
7.750%, 11/15/14§	550,000	547,250
Refco Finance Holdings LLC
9.000%, 8/1/12§	1,825,000	1,989,250
Riddell Bell Holdings, Inc.
8.375%, 10/1/12§	1,350,000	1,390,500
Ucar Finance, Inc.
10.250%, 2/15/12	450,000	503,437

		6,525,187

Real Estate (2.8%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,300,000	1,462,500
Host Marriott LP (REIT)
9.500%, 1/15/07	600,000	649,500
7.000%, 8/15/12§	250,000	261,250
7.125%, 11/1/13	1,000,000	1,052,500
La Quinta Properties, Inc. (REIT)
7.000%, 8/15/12	600,000	627,000
Meristar Hospitality Corp. (REIT)
9.125%, 1/15/11	925,000	999,000
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	1,700,000	1,802,000

		6,853,750

Total Financials		16,066,937

Health Care (5.8%)
Health Care Equipment & Supplies (2.1%)
Fisher Scientific International, Inc.
8.125%, 5/1/12	1,520,000	1,677,700
Leiner Health Products, Inc.
11.000%, 6/1/12	600,000	654,000
Medex, Inc.
8.875%, 5/15/13	1,200,000	1,398,000
WH Holdings Ltd./
WH Capital Corp.
9.500%, 4/1/11	1,375,000	1,514,219

		5,243,919

Health Care Providers & Services (3.6%)
Alderwoods Group, Inc.
7.750%, 9/15/12§	1,425,000	1,528,312
AmerisourceBergen Corp.
8.125%, 9/1/08	$650,000	$718,250
Beverly Enterprises, Inc.
7.875%, 6/15/14§	350,000	392,000
Carriage Services, Inc.
7.875%, 1/15/15§	925,000	953,906
Columbia/HCA Inc.
7.250%, 5/20/08	150,000	159,210
Healthsouth Corp.
8.500%, 2/1/08	725,000	749,469
7.625%, 6/1/12	825,000	827,063
IASIS Healthcare Capital Corp.
8.750%, 6/15/14	800,000	862,000
NDCHealth Corp.
10.500%, 12/1/12	225,000	230,625
Service Corp. International
6.750%, 4/1/16	550,000	550,000
Tenet Healthcare Corp.
9.250%, 2/1/15§	600,000	600,000
U.S. Oncology, Inc.
9.000%, 8/15/12§	1,250,000	1,356,250

		8,927,085

Pharmaceuticals (0.1%)
Vicar Operating, Inc.
9.875%, 12/1/09	100,000	109,125

Total Health Care		14,280,129

Industrials (9.7%)
Aerospace & Defense (1.7%)
Argo-Tech Corp.
9.250%, 6/1/11	1,275,000	1,396,125
Bombardier, Inc.
6.750%, 5/1/12§	1,100,000	990,000
Esterline Technologies Corp.
7.750%, 6/15/13	650,000	702,000
L-3 Communications Corp.
5.875%, 1/15/15§	575,000	572,125
Moog, Inc.
6.250%, 1/15/15	550,000	556,875

		4,217,125

Building Products (1.3%)
Building Materials Corp. of America
7.750%, 7/15/05	375,000	379,687
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12§	1,225,000	1,182,125
Ply Gem Industries, Inc.
9.000%, 2/15/12§	65,000	64,675
Riverside Forest Products
7.875%, 3/1/14	700,000	773,500
THL Buildco, Inc.
8.500%, 9/1/14§	750,000	770,625

		3,170,612

Commercial Services & Supplies (1.0%)
Adesa, Inc.
7.625%, 6/15/12	125,000	131,875
Allied Waste North America,
Series B
8.875%, 4/1/08	750,000	783,750
5.750%, 2/15/11	325,000	296,563
Corrections Corp. of America
7.500%, 5/1/11	900,000	957,375
United Rentals North America, Inc.
6.500%, 2/15/12	425,000	417,562

		2,587,125

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (0.3%)
Integrated Electrical Services, Inc.,
Series B
9.375%, 2/1/09	$360,000	$336,600
Series C
9.375%, 2/1/09	350,000	327,250

		663,850

Electrical Equipment (1.1%)
Dresser, Inc.
9.375%, 4/15/11	1,950,000	2,115,750
General Cable Corp.
9.500%, 11/15/10	150,000	168,750
Thomas & Betts Corp.
7.250%, 6/1/13	500,000	543,716

		2,828,216

Industrial Conglomerates (0.2%)
Horizon Lines LLC
9.000%, 11/1/12§	525,000	556,500

Machinery (3.7%)
Briggs & Stratton Corp.
8.875%, 3/15/11	1,250,000	1,490,625
Case New Holland, Inc.
9.250%, 8/1/11§	2,400,000	2,622,000
Douglas Dynamics LLC
7.750%, 1/15/12§	1,000,000	1,007,500
Dresser-Rand Group, Inc.
7.375%, 11/1/14§	550,000	562,375
Flowserve Corp.
12.250%, 8/15/10	1,683,000	1,838,677
Navistar International Corp.,
Series B
9.375%, 6/1/06	250,000	265,313
Trinity Industries, Inc.
6.500%, 3/15/14	1,350,000	1,343,250

		9,129,740

Road & Rail (0.2%)
Grupo Transportacion Ferroviaria
Mexicana S.A. de C.V.
10.250%, 6/15/07	350,000	373,625

Transportation Infrastructure (0.2%)
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/14§	600,000	580,500

Total Industrials		24,107,293

Information Technology (2.3%)
Communications Equipment (0.5%)
American Towers, Inc.
7.250%, 12/1/11	1,100,000	1,149,500

IT Services (0.4%)
Titan Corp.
8.000%, 5/15/11	975,000	1,043,250

Office Electronics (1.4%)
Xerox Corp.
9.750%, 1/15/09	775,000	895,125
7.125%, 6/15/10	375,000	404,063
7.625%, 6/15/13	200,000	215,500
7.200%, 4/1/16	1,825,000	1,925,375

		3,440,063

Total Information Technology		5,632,813

Materials (11.7%)
Chemicals (3.0%)
Equistar Chemicals LP
10.625%, 5/1/11	900,000	1,035,000
FMC Corp.
10.250%, 11/1/09	$350,000	$398,125
Hercules, Inc.
6.750%, 10/15/29	1,500,000	1,537,500
Huntsman International LLC
9.875%, 3/1/09	225,000	245,250
Nalco Co.
7.750%, 11/15/11	900,000	965,250
8.875%, 11/15/13	500,000	545,000
Nova Chemicals Corp.
6.500%, 1/15/12	600,000	626,250
PCI Chemicals Canada, Inc.
10.000%, 12/31/08	187,731	198,995
Pioneer Cos., Inc.
6.050%, 12/31/06 (l)	16,560	17,388
Rockwood Specialties Group, Inc.
7.500%, 11/15/14§	1,375,000	1,416,250
Westlake Chemical Corp.
8.750%, 7/15/11	468,000	520,650

		7,505,658

Construction Materials (1.3%)
Texas Industries, Inc.
10.250%, 6/15/11	2,025,000	2,349,000
U.S. Concrete, Inc.
8.375%, 4/1/14	900,000	967,500

		3,316,500

Containers & Packaging (1.5%)
Ball Corp.
6.875%, 12/15/12	50,000	53,250
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12	1,175,000	1,307,187
Owens-Illinois, Inc.
7.350%, 5/15/08	1,025,000	1,068,563
7.500%, 5/15/10	475,000	499,938
Stone Container Finance
7.375%, 7/15/14	650,000	669,500

		3,598,438

Metals & Mining (2.5%)
AK Steel Corp.
7.875%, 2/15/09	800,000	820,000
AK Steel Holding Corp.
7.750%, 6/15/12	250,000	256,875
International Steel Group, Inc.
6.500%, 4/15/14	250,000	270,000
Ispat Inland ULC
9.750%, 4/1/14	844,000	1,040,230
Massey Energy Co.
6.625%, 11/15/10	900,000	927,000
Novelis, Inc.
7.250%, 2/15/15§	950,000	973,750
Peabody Energy Corp.
6.875%, 3/15/13	250,000	267,500
Steel Dynamics, Inc.
9.500%, 3/15/09	1,325,000	1,450,875
United States Steel LLC
10.750%, 8/1/08	211,000	249,507

		6,255,737

Paper & Forest Products (3.4%)
Bowater, Inc.
6.500%, 6/15/13	950,000	949,056
Buckeye Technologies, Inc.
8.000%, 10/15/10	80,000	80,200
8.500%, 10/1/13	1,100,000	1,182,500
Georgia-Pacific Corp.
8.875%, 2/1/10	400,000	463,000
8.125%, 5/15/11	1,450,000	1,667,500
9.500%, 12/1/11	1,700,000	2,095,250

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Neenah Paper, Inc.
7.375%, 11/15/14§	$900,000	$904,500
Newark Group, Inc.
9.750%, 3/15/14	825,000	864,187
Norske Skog Canada Ltd.
7.375%, 3/1/14	200,000	202,000

		8,408,193

Total Materials		29,084,526

Telecommunication Services (6.9%)
Diversified Telecommunication Services (2.8%)
AT&T Corp.
9.050%, 11/15/11	1,075,000	1,247,000
Citizens Communications Co.
6.250%, 1/15/13	225,000	224,438
MCI, Inc.
8.735%, 5/1/14	2,250,000	2,460,937
Pathnet, Inc.
12.250%, 4/15/08† (h)	250,000	—
Qwest Corp.
9.125%, 3/15/12§	300,000	341,250
Qwest Services Corp.
14.000%, 12/15/10§	2,236,000	2,655,250
Williams Communications Group, Inc.
11.700%, 8/1/08† (h)	750,000	—

		6,928,875

Wireless Telecommunication Services (4.1%)
ACC Escrow Corp.
10.000%, 8/1/11	1,600,000	1,476,000
Crown Castle International Corp.
9.375%, 8/1/11	350,000	388,500
10.750%, 8/1/11	350,000	378,000
7.500%, 12/1/13	800,000	849,000
Intelsat Bermuda Ltd.
7.794%, 1/15/12§ (l)	500,000	515,000
8.250%, 1/15/13§	550,000	569,250
8.625%, 1/15/15§	725,000	754,906
New Skies Satellites N.V.
9.125%, 11/1/12§	800,000	824,000
Nextel Communications, Inc.
5.950%, 3/15/14	300,000	311,250
Rogers Wireless, Inc.
9.625%, 5/1/11	1,300,000	1,534,000
7.500%, 3/15/15§	1,275,000	1,367,437
SBA Communications Corp.
8.500%, 12/1/12§	1,150,000	1,197,438

		10,164,781

Total Telecommunication Services		17,093,656

Utilities (9.1%)
Electric Utilities (5.0%)
CMS Energy Corp.
9.875%, 10/15/07	650,000	719,063
8.900%, 7/15/08	600,000	657,750
7.500%, 1/15/09	675,000	714,656
7.750%, 8/1/10	775,000	836,031
Edison Mission Energy
9.875%, 4/15/11	950,000	1,110,312
Inergy LP / Inergy Finance Corp.
6.875%, 12/15/14§	550,000	547,250
Midwest Generation LLC
8.750%, 5/1/34	1,450,000	1,620,375
MSW Energy Holdings LLC/
MSW Energy Finance Co., Inc.
8.500%, 9/1/10	1,675,000	1,825,750
Nevada Power Co.
6.500%, 4/15/12	600,000	631,500
5.875%, 1/15/15§	325,000	325,813
Sierra Pacific Resources
8.625%, 3/15/14	$1,500,000	$1,666,875
TECO Energy, Inc.
7.500%, 6/15/10	1,200,000	1,320,000
Texas Genco Financing Corp. LLC
6.875%, 12/15/14§	500,000	517,500

		12,492,875

Gas Utilities (0.2%)
ANR Pipeline Co.
8.875%, 3/15/10	375,000	417,187

Multi-Utilities & Unregulated Power (3.9%)
AES Corp.
9.500%, 6/1/09	1,375,000	1,540,000
9.375%, 9/15/10	250,000	282,813
8.875%, 2/15/11	600,000	669,000
8.750%, 5/15/13§	900,000	1,008,000
Dynegy Holdings, Inc.
9.875%, 7/15/10§	200,000	219,000
NRG Energy, Inc.
8.000%, 12/15/13§	2,800,000	3,017,000
Reliant Energy, Inc.
9.250%, 7/15/10	1,150,000	1,279,375
9.500%, 7/15/13	450,000	504,000
Southern Natural Gas Co.
8.875%, 3/15/10	1,075,000	1,195,937

		9,715,125

Total Utilities		22,625,187

Total Long-Term Debt Securities (95.7%) (Cost $222,742,159)		237,449,760

CONVERTIBLE BONDS:
Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Nextel Communications, Inc.
5.250%, 1/15/10 (Cost $859,920)	925,000	945,812

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	350	112,166

Total Health Care		112,166

Industrials (0.0%)
Transportation Infrastructure (0.0%)
TBS Shipping International Ltd.,
Series A, $0.00, expiring 2/14/07*†	12,063	—
Series B, $0.00, expiring 2/15/07*†	2,807	—
Series C, $0.00, expiring 2/15/07*†	3,311	—

Total Industrials		—

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$23.70, expiring 12/27/06*†	5,584	—
$0.14, expiring 1/31/07*†	850	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	500	—

Total Information Technology		—

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Warrants	Value (Note 1)
Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	$—
XO Communications, Inc.,
$6.25, expiring 1/16/10*	1,922	827
$7.50, expiring 1/16/10*	1,441	605
$10.00, expiring 1/16/10*	1,441	389

		1,821

Wireless Telecommunication Services (0.0%)
e.Spire Communications, Inc.,
$7.15, expiring 11/1/05*†(b)	800	—
Leap Wireless International, Inc.,
$96.80, expiring 4/15/10*†(b)	5,000	—

		—

Total Telecommunication Services		1,821

Total Warrants (0.0%) (Cost $8,416)		113,987

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.2%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $ 2,908,096)	$2,908,096	$2,908,096

Total Investments (98.0%) (Cost/Amortized Cost $ 229,906,990)		243,131,773
Other Assets Less Liabilities (2.0%)		4,918,961

Net Assets (100%)		$248,050,734

*	Non-income producing.

†	Securities (totaling $112,166 or 0.05% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2005, the market value of these securities amounted to $48,303,082 or 19.47% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determing liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of January 31, 2005.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$28,506,735
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	31,301,217

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,687,405
Aggregate gross unrealized depreciation	(3,656,306)

Net unrealized appreciation	$13,031,099

Federal income tax cost of investments	$230,100,674

The Fund has a net capital loss carryforward of $23,518,371 of which $1,964,706 expires in the year 2008, $7,075,069 expires in the year 2009, $11,007,057 expires in the year 2010, and $3,471,539 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.5%)
Coca-Cola Amatil Ltd. (ADR)	82,481	$998,020

France (10.4%)
BNP Paribas S.A. (ADR)	42,607	1,537,073
L’Oreal S.A. (ADR)	144,111	2,158,451
Sanofi-Aventis (ADR)	46,995	1,749,154
Total S.A. (ADR)	14,774	1,588,944

		7,033,622

Germany (6.8%)
E.On AG (ADR)	19,638	1,755,441
SAP AG (ADR)	39,032	1,511,319
Siemens AG (ADR)	16,530	1,312,647

		4,579,407

Hong Kong (4.4%)
Johnson Electric Holdings Ltd. (ADR)	124,925	1,186,788
Sun Hung Kai Properties Ltd. (ADR)	191,530	1,774,123

		2,960,911

Ireland (5.5%)
Allied Irish Banks plc (ADR)	32,623	1,298,395
CRH plc	90,801	2,406,333

		3,704,728

Italy (4.9%)
ENI S.p.A. (ADR)	14,062	1,718,377
Luxottica Group S.p.A. (ADR)	35,124	761,137
SanPaolo IMI S.p.A. (ADR)	30,019	838,731

		3,318,245

Japan (21.1%)
Asahi Glass Co., Ltd. (ADR)	12,600	1,329,969
Dai Nippon Printing Co., Ltd. (ADR)	32,000	1,010,835
Eisai Co., Ltd. (ADR)	37,185	1,212,231
Komatsu Ltd. (ADR)	52,409	1,558,261
Mitsubishi Tokyo Financial Group, Inc. (ADR)	124,253	1,182,889
Nidec Corp. (ADR)	26,000	735,020
Seven-Eleven Japan Co., Ltd. (ADR).	42,000	1,274,759
Sony Corp. (ADR)	42,246	1,563,947
Sumitomo Mitsui Financial Group, Inc. (ADR)	263,000	1,845,603
Toto Ltd. (ADR)	7,900	718,563
Toyota Motor Corp. (ADR)	24,069	1,881,955

		14,314,032

Netherlands (4.1%)
ING Groep N.V. (ADR)	95,587	2,758,641

Norway (0.8%)
Yara International ASA (ADR)*	47,589	561,788

Singapore (2.1%)
Singapore Telecommunications Ltd. (ADR)	90,000	1,402,299

Spain (2.5%)
Telefonica S.A. (ADR)	31,232	1,702,456

Switzerland (10.5%)
Credit Suisse Group (ADR)*	40,121	1,618,080
Nestle S.A. (ADR) (Registered)	31,586	2,073,621
Novartis AG (ADR)	33,576	1,607,619
Roche Holding AG (ADR)	21,904	1,165,293
Swiss Reinsurance (ADR)	9,785	670,761

		7,135,374

Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	275,910	$2,414,213

United Kingdom (17.8%)
Barclays plc (ADR)	20,983	926,399
BG Group plc (ADR)	31,757	1,099,745
BP plc (ADR)	37,815	2,254,530
GlaxoSmithKline plc (ADR)	36,109	1,609,378
Legal & General Group plc (ADR)	108,923	1,181,292
Reed Elsevier plc (ADR)	42,697	1,565,272
Rio Tinto plc (ADR)	14,780	1,856,368
Smith & Nephew plc (ADR)	31,038	1,534,519

		12,027,503

United States (3.8%)
Carnival Corp.	17,500	1,008,000
Schlumberger Ltd.	23,400	1,592,136

		2,600,136

Total Common Stocks (99.8%) (Cost $60,788,947).		67,511,375

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.3%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $215,533)	$215,533	215,533

Total Investments (100.1%) (Cost/Amortized Cost $61,004,480)		67,726,908
Other Assets Less Liabilities (-0.1%) .		(95,039)

Net Assets (100.0%)		$67,631,869

Market Sector Diversification

As A Percentage of Total Equity Investments

Consumer Discretionary	13.0%
Consumer Staples	7.7
Energy	12.2
Financials	23.2
Health Care	13.2
Industrials	7.7
Information Technology	8.7
Materials	7.1
Telecommunications Services	4.6
Utilities	2.6

100.0%

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$30,476,285
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	42,811,720

As of January 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,389,892
Aggregate gross unrealized depreciation	(779,556)

Net unrealized appreciation	$6,610,336

Federal income tax cost of investments	$61,116,572

For the three months ended January 31, 2005, the Fund incurred approximately $16,600 as brokerage commissions with State Street Global Markets, an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $35,186,867 of which $1,978,902 expires in the year 2008, $14,426,348 expires in the year 2009, $9,766,643 expires in the year 2010, and $9,014,974 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Hotels, Restaurants & Leisure (0.6%)
CBRL Group, Inc.	10,600	$435,766
Harrah’s Entertainment, Inc.	4,500	284,580

		720,346

Household Durables (0.7%)
D.R. Horton, Inc.	13,100	521,118
Yankee Candle Co., Inc.*	10,800	353,808

		874,926

Media (3.8%)
Cablevision Systems New York Group, Class A*	11,000	301,290
Citadel Broadcasting Corp.*	31,000	434,310
Comcast Corp., Special Class A*	14,700	464,667
Lamar Advertising Co., Class A*	13,800	593,124
Time Warner, Inc.*	110,100	1,981,800
Viacom, Inc., Class B	19,800	739,332

		4,514,523

Specialty Retail (4.2%)
Chico’s FAS, Inc.*	4,600	242,328
Christopher & Banks Corp.	6,000	106,620
Lowe’s Cos., Inc.	22,200	1,265,178
Michaels Stores, Inc.	31,900	980,925
O’Reilly Automotive, Inc.*	8,850	404,711
Pacific Sunwear of California, Inc.*	20,750	508,167
Petco Animal Supplies, Inc.*	13,500	512,595
Petsmart, Inc.	12,800	386,944
Staples, Inc.	19,400	635,156

		5,042,624

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.*	9,000	493,830
Liz Claiborne, Inc.	7,400	310,356

		804,186

Total Consumer Discretionary		11,956,605

Consumer Staples (4.7%)
Beverages (1.1%)
Constellation Brands, Inc., Class A*	3,100	160,952
PepsiCo, Inc.	20,800	1,116,960

		1,277,912

Food & Staples Retailing (0.8%)
Rite Aid Corp.*	77,200	273,288
Safeway, Inc.*	21,300	401,505
Wal-Mart Stores, Inc.	6,800	356,320

		1,031,113

Food Products (0.4%)
General Mills, Inc.	4,900	259,651
Hain Celestial Group, Inc.*	10,400	209,248

		468,899

Household Products (0.5%)
Procter & Gamble Co.	12,400	660,052

Personal Products (1.0%)
Gillette Co.	23,600	1,196,992

Tobacco (0.9%)
Altria Group, Inc.	16,600	1,059,578

Total Consumer Staples		5,694,546

Energy (6.1%)
Energy Equipment & Services (1.8%)
ENSCO International, Inc.	8,400	287,532
GlobalSantaFe Corp.	23,300	823,888
Schlumberger Ltd.	14,900	$1,013,796

		2,125,216

Oil & Gas (4.3%)
Chesapeake Energy Corp.	39,800	699,286
ConocoPhillips	13,500	1,252,665
Exxon Mobil Corp.	31,400	1,620,240
Noble Energy, Inc.	17,300	1,023,641
Petro-Canada	4,600	237,544
XTO Energy, Inc.	10,900	391,419

		5,224,795

Total Energy		7,350,011

Financials (12.3%)
Capital Markets (2.8%)
E*Trade Financial Corp.*	47,600	654,500
Federated Investors, Inc., Class B	13,300	390,754
Franklin Resources, Inc.	8,300	563,238
Merrill Lynch & Co., Inc.	22,300	1,339,561
Northern Trust Corp.	9,600	418,944

		3,366,997

Commercial Banks (2.4%)
Bank of America Corp.	47,100	2,184,027
Zions BanCorp.	9,700	657,854

		2,841,881

Consumer Finance (0.4%)
American Express Co.	9,300	496,155

Diversified Financial Services (2.3%)
Citigroup, Inc.	45,400	2,226,870
Principal Financial Group	13,400	543,772

		2,770,642

Insurance (2.6%)
Ambac Financial Group, Inc.	4,050	311,364
American International Group, Inc.	22,300	1,478,267
Gallagher (Arthur J.) & Co.	15,900	471,435
St. Paul Travelers Cos., Inc.	23,860	895,704

		3,156,770

Mutual Funds (0.7%)
MidCap SPDR Trust Series 1	7,200	850,608

Thrifts & Mortgage Finance (1.1%)
Fannie Mae	5,600	361,648
Golden West Financial Corp.	10,300	665,586
Sovereign BanCorp., Inc.	13,800	313,812

		1,341,046

Total Financials		14,824,099

Health Care (9.6%)
Biotechnology (0.5%)
Genzyme Corp.*	10,800	628,668

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	14,100	476,016
Cooper Cos., Inc.	4,150	318,305
Diagnostic Products Corp.	8,300	421,391
Edwards Lifesciences Corp.* .	6,000	244,200
Fisher Scientific International, Inc.*	8,300	524,145
Medtronic, Inc.	22,700	1,191,523
Waters Corp.*	2,200	107,976

		3,283,556

Health Care Providers & Services (2.0%)
Coventry Health Care, Inc.*	9,500	540,550
Dendrite International, Inc.*	9,500	171,855
HCA, Inc.	5,600	249,312
Health Net, Inc.*	22,000	639,980
Odyssey HealthCare, Inc.*	14,900	173,287
PacifiCare Health Systems, Inc.*	2,700	166,131

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Triad Hospitals, Inc.*	9,600	$390,624

		2,331,739

Pharmaceuticals (4.4%)
Abbott Laboratories	27,700	1,247,054
Biovail Corp.*	18,900	307,125
Elan Corp. plc (ADR)*	13,600	366,248
Eli Lilly & Co.	13,300	721,392
Pfizer, Inc.	33,200	802,112
Schering-Plough Corp	50,100	929,856
Wyeth	24,000	951,120

		5,324,907

Total Health Care		11,568,870

Industrials (9.4%)
Aerospace & Defense (2.8%)
Engineered Support Systems	8,800	510,488
European Aeronautic Defence & Space Co. †	8,429	257,660
General Dynamics Corp.	4,100	423,325
Precision Castparts Corp.	10,400	731,120
Rockwell Collins, Inc.	9,200	394,680
United Technologies Corp.	10,200	1,026,936

		3,344,209

Air Freight & Logistics (0.4%)
FedEx Corp.	4,738	453,189

Commercial Services & Supplies (0.9%)
Career Education Corp.*	7,600	306,204
ITT Educational Services, Inc.*	8,200	402,784
Waste Connections, Inc.*	11,200	352,352

		1,061,340

Industrial Conglomerates (2.7%)
General Electric Co.	54,200	1,958,246
Tyco International Ltd.	36,800	1,329,952

		3,288,198

Machinery (1.3%)
Caterpillar, Inc.	3,700	329,670
Ingersoll-Rand Co., Class A	13,500	1,004,130
Oshkosh Truck Corp.	3,000	220,170

		1,553,970

Road & Rail (1.0%)
CSX Corp.	21,100	843,367
Yellow Roadway Corp.*	7,700	435,974

		1,279,341

Trading Companies & Distributors (0.3%)
Fastenal Co.	6,200	372,806

Total Industrials		11,353,053

Information Technology (10.8%)
Communications Equipment (1.2%)
Cisco Systems, Inc.*	46,500	838,860
Motorola, Inc.	15,800	248,692
Polycom, Inc.*	19,300	333,504

		1,421,056

Computers & Peripherals (1.1%)
Dell, Inc.*	26,200	1,094,112
SanDisk Corp.*	11,300	279,110
Seagate Technology*†	5,700	—

		1,373,222

Electronic Equipment & Instruments (0.7%)
Benchmark Electronics, Inc.*	9,100	290,927
CDW Corp.	6,350	371,475
Tektronix, Inc.	5,900	170,038

		832,440

Internet Software & Services (0.7%)
Ask Jeeves, Inc.*	6,000	170,160
Yahoo!, Inc.*	19,600	$690,116

		860,276

IT Services (1.5%)
DST Systems, Inc.*	4,400	213,312
First Data Corp.	25,900	1,055,166
Fiserv, Inc.*	14,200	543,150
Perot Systems Corp., Class A*	3,100	45,725

		1,857,353

Semiconductors & Semiconductor Equipment (2.4%)
Analog Devices, Inc.	10,700	384,023
Cabot Microelectronics Corp.*	8,300	252,569
Intel Corp.	26,700	599,415
International Rectifier Corp.*	5,200	203,580
Lam Research Corp.*	9,100	243,516
Texas Instruments, Inc.	32,200	747,362
Varian Semiconductor Equipment Associates, Inc.*	13,200	452,496

		2,882,961

Software (3.2%)
Computer Associates International, Inc.	34,500	938,055
Electronic Arts, Inc.*	6,300	405,342
Microsoft Corp.	93,500	2,457,180

		3,800,577

Total Information Technology		13,027,885

Materials (3.7%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	21,900	1,290,129
DuPont (E.I.) de Nemours & Co	23,800	1,131,928

		2,422,057

Containers & Packaging (0.6%)
Pactiv Corp.*	30,000	666,300

Metals & Mining (0.9%)
Alcoa, Inc.	27,500	811,525
Freeport-McMoRan Copper & Gold, Inc., Class B	7,000	257,670

		1,069,195

Paper & Forest Products (0.2%)
International Paper Co.	6,300	246,645

Total Materials		4,404,197

Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
Nextel Communications, Inc., Class A*	47,300	1,357,037

Total Telecommunication Services		1,357,037

Utilities (0.5%)
Electric Utilities (0.5%)
PG&E Corp.*	16,900	591,500

Total Utilities		591,500

Total Common Stocks (68.2%) (Cost $74,600,273)		82,127,803

	Principal Amount
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.8%)
Asset-Backed Securities (0.9%)
American Express Credit Account Master Trust, Series 00-1 A 7.200%, 9/17/07	$125,000	125,200

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Auto Receivables Asset Trust,
Series 02-1 A4 4.160%, 7/16/07	$124,853	$125,151
Capital One Auto Finance Trust,
Series 02-B A4A 3.320%, 4/15/09	250,000	249,767
Discover Card Master Trust I,
Series 05-1 A 2.490%, 9/16/10 (l)	85,000	85,000
Massachusetts RRB Special Purpose Trust,
Series 99-1 A3 6.620%, 3/15/07	67,027	67,362
MBNA Credit Card Master Note Trust,
Series 02-A1 A1 4.950%, 6/15/09	200,000	205,620
Nissan Auto Receivables Owner Trust,
Series 02-B A4 4.600%, 9/17/07	158,205	159,033
Onyx Acceptance Auto Trust,
Series 01-D A4 4.320%, 10/15/08	108,260	108,550

		1,125,683

Non-Agency CMO (1.9%)
Asset Securitization Corp.,
Series 97-D4 A1D 7.490%, 4/14/29	146,645	156,432
Bear Stearns Commercial Mortgage Securities,
Series 01-TOP2 A2 6.480%, 2/15/35	200,000	221,917
Series 03-T12 A4 4.680%, 8/13/39	150,000	150,907
Chase Commercial Mortgage Securities Corp.,
Series 98-2 A2 6.390%, 11/18/30	145,000	156,044
Greenwich Capital Commercial Funding Corp.,
Series 03-C2 A4 4.915%, 1/5/36	150,000	153,279
Series 04-GG1 A7 5.317%, 6/10/36 (l)	200,000	209,756
LB-UBS Commercial Mortgage Trust,
Series 02-C1 A4 6.462%, 3/15/31	180,000	201,800
Morgan Stanley Capital I,
Series 98-WF1 A2 6.550%, 3/15/30	184,995	196,436
Morgan Stanley Dean Witter Capital I,
Series 01-TOPS A4 6.390%, 10/15/35	200,000	222,119
Series 01-TOP1 A4 6.660%, 2/15/33	75,000	83,283
Series 01-TOP3 A4 6.390%, 7/15/33	200,000	221,532
Series 02-HQ A3 6.510%, 4/15/34	45,000	50,165
Series 02-TOP7 A2 5.980%, 1/15/39	200,000	218,208
Nomura Asset Securities Corp.,
Series 98-D6 A1B 6.590%, 3/15/30	50,000	53,847

		2,295,725

Total Asset-Backed and Mortgage-Backed Securities		3,421,408

Consumer Discretionary (1.0%)
Automobiles (0.3%)
DaimlerChrysler NA Holdings Corp.
7.200%, 9/1/09	100,000	110,792
Ford Motor Credit Co.
7.250%, 10/25/11	$225,000	$239,426

		350,218

Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc.
7.650%, 5/15/08	45,000	49,924

Household Durables (0.1%)
Centex Corp.
5.800%, 9/15/09	100,000	105,573
Pulte Homes, Inc.
6.250%, 2/15/13	75,000	80,215

		185,788

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp
7.000%, 1/15/13	75,000	83,596

Media (0.4%)
Clear Channel Communications
6.000%, 11/1/06	50,000	51,631
COX Communications, Inc.
7.125%, 10/1/12	50,000	56,317
Grupo Televisa S.A.
8.500%, 3/11/32	20,000	23,275
News America Holdings, Inc.
7.750%, 1/20/24	75,000	90,789
TCI Communications, Inc.
8.750%, 8/1/15	50,000	64,217
7.125%, 2/15/28	50,000	58,219
Time Warner, Inc.
7.700%, 5/1/32	100,000	124,572

		469,020

Specialty Retail (0.1%)
Lowe’s Cos., Inc.
6.500%, 3/15/29	50,000	58,337
Staples, Inc.
7.375%, 10/1/12	50,000	58,413

		116,750

Total Consumer Discretionary		1,255,296

Consumer Staples (0.4%)
Beverages (0.1%)
PepsiAmericas, Inc.
6.500%, 2/1/06	75,000	77,216

Food & Staples Retailing (0.0%)
Wal-Mart Stores, Inc.
8.000%, 9/15/06	50,000	53,423

Food Products (0.2%)
Archer-Daniels-Midland Co.
8.875%, 4/15/11	30,000	37,219
ConAgra Foods, Inc.
7.875%, 9/15/10	100,000	117,081
General Mills, Inc.
6.000%, 2/15/12	35,000	38,048
Kraft Foods, Inc.
4.625%, 11/1/06	35,000	35,561
Unilever Capital Corp.
5.900%, 11/15/32	25,000	27,247

		255,156

Tobacco (0.1%)
Altria Group, Inc.
7.000%, 11/4/13	55,000	60,124
7.750%, 1/15/27	25,000	28,824

		88,948

Total Consumer Staples		474,743

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (0.8%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10	$15,000	$15,829
Transocean, Inc.
6.625%, 4/15/11	35,000	39,146

		54,975

Oil & Gas (0.7%)
Burlington Resources Finance Co.
7.400%, 12/1/31	25,000	31,371
Canadian Natural Resources Ltd.
6.450%, 6/30/33	25,000	27,777
ChevronTexaco Capital Co.
3.500%, 9/17/07	75,000	74,922
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	80,000	89,141
Kinder Morgan, Inc.
6.500%, 9/1/12	70,000	77,108
Motiva Enterprises LLC
5.200%, 9/15/12§	125,000	129,377
Murphy Oil Corp.
6.375%, 5/1/12	50,000	55,478
Northern Border Partners LP
8.875%, 6/15/10	40,000	47,958
Pemex Project Funding Master Trust
9.125%, 10/13/10	90,000	107,325
Petroleos Mexicanos
9.500%, 9/15/27	50,000	64,000
Tosco Corp.
7.625%, 5/15/06	70,000	73,635
Valero Energy Corp.
7.500%, 4/15/32	80,000	99,257

		877,349

Total Energy		932,324

Financials (2.8%)
Capital Markets (0.5%)
Goldman Sachs Group, Inc.
6.875%, 1/15/11	100,000	112,597
Merrill Lynch & Co., Inc.
6.000%, 2/17/09	150,000	160,587
Morgan Stanley
6.750%, 4/15/11	150,000	168,445
Newcourt Credit Group, Inc.
6.875%, 2/16/05	150,000	150,257

		591,886

Commercial Banks (0.3%)
Bank of America Corp.
10.200%, 7/15/15	50,000	68,662
Bayerische Landesbank NY
5.650%, 2/1/09	35,000	37,072
First Union National Bank
7.875%, 2/15/10	100,000	116,139
Mizuho Financial Group Cayman Ltd.
5.790%, 4/15/14§	100,000	105,987
National Australia Bank Ltd.
8.600%, 5/19/10	25,000	29,580
Royal Bank of Scotland Group plc
6.375%, 2/1/11	35,000	38,638

		396,078

Consumer Finance (0.2%)
General Motors Acceptance Corp.
6.875%, 8/28/12	175,000	174,619
HSBC Finance Corp.
6.375%, 10/15/11	125,000	137,872

		312,491

Diversified Financial Services (0.6%)
Canadian Oil Sands Ltd.
7.900%, 9/1/21§	$50,000	$62,381
Citigroup, Inc.
5.000%, 9/15/14§	212,000	215,235
General Electric Capital Corp.
6.125%, 2/22/11	180,000	196,949
John Hancock Global Funding II
7.900%, 7/2/10§	100,000	116,765
UFJ Finance Aruba AEC
6.750%, 7/15/13	100,000	112,598

		703,928

Insurance (1.0%)
Ace Capital Trust II
9.700%, 4/1/30	100,000	134,112
American General Corp.
7.500%, 8/11/10	175,000	200,821
AmerUs Group Co.
6.950%, 6/15/05	50,000	50,554
Berkley (WR) Corp.
5.875%, 2/15/13	30,000	31,002
Dai-Ichi Mutual Life Insurance Co.
5.730%, 3/17/14§	100,000	103,628
Everest Reinsurance Holdings, Inc.
8.500%, 3/15/05	50,000	50,266
Fidelity National Financial, Inc.
7.300%, 8/15/11	40,000	43,290
Hartford Financial Services Group, Inc.
7.900%, 6/15/10	50,000	57,634
Liberty Mutual Insurance
7.697%, 10/15/97§	60,000	64,845
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	50,000	47,266
Mercury General Corp.
7.250%, 8/15/11	75,000	84,130
Prudential Insurance Co. of America
6.375%, 7/23/06§	100,000	104,655
RenaissanceReinsurance Holdings Ltd.
5.875%, 2/15/13	90,000	94,645
Safeco Corp.
4.875%, 2/1/10	30,000	30,578
XL Capital (Europe) plc
6.500%, 1/15/12	60,000	65,765

		1,163,191

Real Estate (0.2%)
AMB Property LP
7.500%, 6/30/18	70,000	82,240
Duke Realty Corp. (REIT)
5.250%, 1/15/10	50,000	51,778
Healthcare Realty Trust, Inc. (REIT)
8.125%, 5/1/11	25,000	29,475
Liberty Property LP
8.500%, 8/1/10	50,000	59,441

		222,934

Total Financials		3,390,508

Government Securities (13.2%)
Foreign Governments (0.1%)
Republic of South Africa
6.500%, 6/2/14	15,000	16,500
Republic of Trinidad & Tobago
9.750%, 7/1/20§	50,000	69,425

		85,925

U.S. Government Agencies (9.8%)
Federal Home Loan Bank
5.750%, 5/15/12	35,000	38,219

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Federal Home Loan Mortgage Corp.
7.000%, 7/15/05	$690,000	$703,204
5.500%, 9/15/11	400,000	429,038
6.500%, 1/1/17	482,288	509,412
5.500%, 9/1/19	723,844	746,632
7.000%, 6/1/29	20,100	21,263
6.000%, 7/1/34	437,737	452,286
Federal National Mortgage Association
6.525%, 6/1/09	231,506	249,770
7.125%, 6/15/10	400,000	457,830
6.970%, 10/1/10	240,585	267,936
6.030%, 5/1/11	259,034	262,257
6.009%, 11/1/11	197,177	197,871
5.636%, 12/1/11	240,842	256,016
6.115%, 2/1/12	242,467	264,536
5.898%, 4/1/12	179,331	193,439
7.000%, 2/1/16	187,275	198,316
6.000%, 9/1/16	138,872	145,415
6.000%, 11/1/17	329,284	344,799
5.000%, 5/1/18	372,090	378,292
5.000%, 2/1/19	1,097,522	1,115,815
5.000%, 5/1/19	629,735	640,231
5.000%, 11/1/33	433,709	432,963
5.000%, 5/1/34	495,002	494,151
Government National Mortgage Association
8.750%, 6/15/14	265,557	279,646
7.000%, 1/15/28	34,137	36,241
7.000%, 3/15/28	26,717	28,363
7.000%, 4/15/28	42,576	45,200
7.000%, 6/15/28	122,142	129,668
6.500%, 8/15/28	365,756	385,162
6.500%, 10/15/28	7,059	7,434
7.000%, 12/15/28	18,717	19,870
7.000%, 2/15/29	48,179	51,148
7.000%, 8/15/31	48,207	51,178
7.000%, 10/15/31	143,444	152,283
7.000%, 2/15/32	59,434	63,096
6.000%, 9/15/32	407,651	423,697
6.000%, 6/15/33	80,849	84,031
5.000%, 7/15/33	803,695	809,760
5.000%, 9/15/33	451,611	455,335

		11,821,803

U.S. Treasuries (3.3%)
U.S. Treasury Bonds
7.500%, 11/15/16	325,000	419,568
9.125%, 5/15/18	100,000	147,195
8.750%, 8/15/20	200,000	293,938
7.875%, 2/15/21	675,000	928,811
8.125%, 5/15/21	830,000	1,168,517
6.250%, 8/15/23	430,000	515,714
U.S. Treasury Notes
Inflation Indexed
1.875%, 7/15/13	457,094	469,378

		3,943,121

Total Government Securities		15,850,849

Health Care (0.1%)
Health Care Providers & Services (0.0%)
Cardinal Health, Inc.
7.000%, 10/15/26	25,000	27,239

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
4.750%, 10/1/06	30,000	30,524
Schering-Plough Corp.
5.550%, 12/1/13	30,000	31,483

		62,007

Total Health Care		89,246

Industrials (0.4%)
Aerospace & Defense (0.1%)
McDonnell Douglas Corp.
6.875%, 11/1/06	$75,000	$78,910

Airlines (0.2%)
American Airlines, Inc.,
Series 03-1 3.857%, 7/9/10	13,412	13,052
Series 99-1 7.024%, 10/15/09	75,000	76,357
Continental Airlines, Inc.,
Series 01-1 6.703%, 6/15/21	100,822	96,271

		185,680

Building Products (0.0%)
Masco Corp.
5.875%, 7/15/12
	50,000	53,914

Machinery (0.0%)
Caterpillar, Inc.
6.550%, 5/1/11	50,000	56,036

Road & Rail (0.1%)
Erac USA Finance Co.
8.000%, 1/15/11§	90,000	105,793

Total Industrials		480,333

Materials (0.5%)
Chemicals (0.1%)
Dow Chemical Co.
6.000%, 10/1/12	50,000	54,778
Monsanto Co.
7.375%, 8/15/12	50,000	58,856
Potash Corp. of Saskatchewan, Inc.
7.750%, 5/31/11	25,000	29,527

		143,161

Containers & Packaging (0.1%)
Temple-Inland, Inc.
7.875%, 5/1/12	50,000	59,430

Metals & Mining (0.1%)
Alcoa, Inc.
6.500%, 6/1/11	75,000	83,862

Paper & Forest Products (0.2%)
International Paper Co.
6.750%, 9/1/11	100,000	112,407
Westvaco Corp.
7.950%, 2/15/31	40,000	51,155
Weyerhaeuser Co.
6.750%, 3/15/12	25,000	28,342
7.950%, 3/15/25	25,000	31,570
Willamette Industries, Inc.
7.000%, 2/1/18	25,000	28,549

		252,023

Total Materials		538,476

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
BellSouth Corp.
4.750%, 11/15/12	45,000	45,393
British Telecommunications plc
8.875%, 12/15/30	50,000	68,435
CenturyTel, Inc.
7.875%, 8/15/12	25,000	29,067
Deutsche Telekom International Finance BV
8.500%, 6/15/10	25,000	29,672

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
France Telecom S.A.
8.500%, 3/1/11	$100,000	$119,334
SBC Communications, Inc.
5.875%, 8/15/12	50,000	53,644
Singapore Telecommunications Ltd.
7.375%, 12/1/31§	100,000	126,311
Telecom Italia Capital S.A.
6.000%, 9/30/34§	50,000	50,488
Verizon Global Funding Corp.
7.375%, 9/1/12	170,000	199,483

		721,827

Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
8.750%, 3/1/31	50,000	68,770
Vodafone Group plc
7.750%, 2/15/10	50,000	57,693

		126,463

Total Telecommunication Services		848,290

Utilities (0.8%)
Electric Utilities (0.6%)
Alabama Power Co.
5.875%, 12/1/22	50,000	54,443
Alliant Energy Resources, Inc.
9.750%, 1/15/13	25,000	32,866
American Electric Power Co., Inc.
6.125%, 5/15/06	100,000	103,158
CenterPoint Energy Resources Corp.
6.500%, 2/1/08	75,000	79,834
Florida Power & Light Co.
5.850%, 2/1/33	25,000	27,191
Florida Power Corp.
5.900%, 3/1/33	50,000	53,597
Midamerican Energy Holdings Co.
7.520%, 9/15/08	30,000	33,153
NSTAR
8.000%, 2/15/10	75,000	87,250
Old Dominion Electric Cooperative
6.250%, 6/1/11	105,000	115,420
Oncor Electric Delivery Co.
6.375%, 5/1/12	30,000	33,200
Peco Energy Co.
4.750%, 10/1/12	30,000	30,511
Pennsylvania Electric Co.
6.625%, 4/1/19	25,000	26,886
Southern California Edison Co.
5.000%, 1/15/14	35,000	35,749
Wisconsin Energy Corp.
6.500%, 4/1/11	35,000	38,779

		752,037

Gas Utilities (0.0%)
Duke Energy Field Services LLC
5.750%, 11/15/06	35,000	36,103

Multi-Utilities & Unregulated Power (0.2%)
Consolidated Natural Gas Co.
5.375%, 11/1/06	50,000	51,374
Energen Corp.
7.625%, 12/15/10	$50,000	$57,288
PSEG Power LLC
7.750%, 4/15/11	75,000	87,549
SCANA Corp.
6.250%, 2/1/12	30,000	33,056

		229,267

Total Utilities		1,017,407

Total Long-Term Debt Securities (23.5%) (Cost $27,556,001)		28,298,880

SHORT-TERM DEBT SECURITIES:
Government Securities (1.0%)
Federal National Mortgage Association
2.14%, 2/14/05 (o)	1,000,000	999,169
U.S. Treasury Bills
2.03%, 2/10/05#	95,000	94,947
1.91%, 2/24/05#	80,000	79,898

Total Government Securities		1,174,014

Time Deposit (7.1%)
JPMorgan Chase Nassau,
1.98%, 2/1/05	8,540,051	8,540,051

Total Short-Term Debt Securities (8.1%) (Amortized Cost $9,714,065)		9,714,065

Total Investments (99.8%) (Cost/Amortized Cost $111,870,339)		120,140,748
Other Assets Less Liabilities (0.2%)		220,178

Net Assets (100%)		$120,360,926

*	Non-income producing.

†	Securities (totaling $257,660 or 0.21% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2005, the market value of these securities amounted to $1,254,890 or 1.04% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security heldby broker as collateral for financial futures contracts.

(l)	Floating rate security. Rate disclosed is as of January 31, 2005.

(o)	Discount Note. Effective rate calculated as of January 31, 2005.

Glossary:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

REIT — Real Estate Investment Trust

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

At January 31, 2005 the Fund had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 1/31/05	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	1	March-05	$297,558	$295,425	$2,133
S&P 500 Index (E-Mini)	40	March-05	2,430,939	2,363,400	67,539
U.S. 5 Year Treasury Notes	15	March-05	1,648,885	1,638,750	10,135
U.S. 10 Year Treasury Notes	11	March-05	1,234,878	1,234,922	(44)

					$79,763

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$23,386,844
U.S. Government securities	753,950
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	33,548,962
U.S. Government securities	396

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,842,093
Aggregate gross unrealized depreciation	(2,227,154)

Net unrealized appreciation	$5,614,939

Federal income tax cost of investments	$114,525,809

For the three months ended January 31, 2005, the Fund incurred approximately $4 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $32,851,186 of which $2,270,285 expires in the year 2009, and $30,580,901 expires in the year 2010.

See notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (0.9%)
Beru AG	10,000	$883,807
Midas, Inc.*	58,000	1,162,320
Modine Manufacturing Co.	10,000	315,300
Raytech Corp.*	20,000	38,800
Tenneco Automotive, Inc.*	6,000	96,840

		2,497,067

Hotels, Restaurants & Leisure (5.3%)
Argosy Gaming Co.*	80,000	3,695,200
Aztar Corp.*	72,300	2,330,229
Churchill Downs, Inc.	6,016	240,941
Dover Downs Gaming & Entertainment, Inc.	5,541	75,911
Mandalay Resort Group	110,000	7,766,000

		14,108,281

Household Durables (0.0%)
Fedders Corp.	25,000	80,500

Media (9.5%)
Acme Communications, Inc.*	64,000	364,160
Cablevision Systems New York Group, Class A*	105,000	2,875,950
E.W. Scripps Co., Class A	6,000	278,160
Fisher Communications, Inc.*	30,837	1,543,392
Granite Broadcasting Corp.*	100,000	32,000
Gray Television, Inc.	20,000	289,200
Interactive Data Corp.*	5,000	106,600
Interep National Radio Sales, Inc., Class A*	10,000	7,200
Liberty Corp.	8,500	336,940
Liberty Media Corp., Class A*	140,300	1,464,732
Lin TV Corp., Class A*	71,000	1,321,310
McClatchy Co., Class A	2,600	181,818
Media General, Inc., Class A	15,000	959,550
Metro-Goldwyn-Mayer, Inc.*	200,000	2,384,000
Paxson Communications Corp.*	125,000	205,000
Primedia, Inc.*	253,800	984,744
Pulitzer, Inc.	51,300	3,255,498
Recoletos Grupo de Comunicacion S.A.	66,000	617,726
Rogers Communications, Inc., Class B	73,000	1,954,940
Salem Communications Corp., Class A*	4,000	88,960
Sinclair Broadcast Group, Inc., Class A	35,000	288,050
Tribune Co.	10,000	399,800
UnitedGlobalCom, Inc., Class A*	159,700	1,560,269
Vivendi Universal S.A. (ADR)*	10,000	316,400
Walt Disney Co.	100,000	2,863,000
Young Broadcasting, Inc., Class A*	80,000	825,600

		25,504,999

Multiline Retail (0.2%)
May Department Stores Co.	16,000	542,400

Specialty Retail (0.1%)
CSK Auto Corp.*	13,000	205,010

Total Consumer Discretionary		42,938,257

Consumer Staples (6.6%)
Food & Staples Retailing (1.0%)
NeighborCare, Inc.*	72,000	$2,111,760
Pathmark Stores, Inc.*	2,000	9,480
Spartan Stores, Inc.*	8,000	64,488
Topps Co., Inc.	50,000	497,000

		2,682,728

Food Products (5.0%)
Campbell Soup Co.	10,000	293,200
Dreyer’s Grand Ice Cream Holdings, Inc.	135,009	10,884,426
Flowers Foods, Inc.	4,000	122,040
Griffin Land & Nurseries, Inc.*	15,225	376,362
H.J. Heinz Co.	30,000	1,134,300
Tootsie Roll Industries, Inc.	24,000	772,080

		13,582,408

Personal Products (0.6%)
Gillette Co.	30,000	1,521,600

Total Consumer Staples		17,786,736

Energy (4.8%)
Energy Equipment & Services (0.1%)
RPC, Inc.	15,000	386,850

Oil & Gas (4.7%)
General Maritime Corp.*	44,000	2,019,600
Kaneb Services LLC	125,000	5,370,000
Magnum Hunter Resources, Inc.*	90,000	1,341,900
Patina Oil & Gas Corp.	105,000	3,851,400

		12,582,900

Total Energy		12,969,750

Financials (7.1%)
Capital Markets (1.5%)
Deutsche Bank AG (Registered)	11,000	934,890
Mellon Financial Corp.	10,000	293,500
SWS Group, Inc.	135,000	2,743,200

		3,971,590

Commercial Banks (2.2%)
Fifth Third Bancorp	40,000	1,858,800
First Republic Bank	5,000	252,250
Gold Banc Corp., Inc.	40,000	578,000
Riggs National Corp.	150,000	3,276,000

		5,965,050

Consumer Finance (0.2%)
Education Lending Group, Inc.*	25,000	478,750

Diversified Financial Services (0.1%)
BKF Capital Group, Inc.	10,000	377,800

Insurance (0.4%)
Argonaut Group, Inc.*	10,000	214,200
CNA Surety Corp.*	60,000	786,000

		1,000,200

Real Estate (1.6%)
Kramont Realty Trust (REIT)	23,300	545,453
LNR Property Corp.	60,000	3,780,000

		4,325,453

Thrifts & Mortgage Finance (1.1%)
Flushing Financial Corp.	20,000	362,000
Independence Community Bank Corp.	7,000	275,100
New York Community Bancorp, Inc.	20,000	356,600
Sovereign Bancorp, Inc.	70,982	1,614,131

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Mutual, Inc.	10,000	$403,500

		3,011,331

Total Financials		19,130,174

Health Care (6.7%)
Health Care Equipment & Supplies (4.6%)
Bio-Rad Laboratories, Inc., Class A*	1,000	58,790
Biosite, Inc.*	10,000	580,000
Cholestech Corp.*	6,000	75,360
CNS, Inc.	10,000	153,200
Conmed Corp.*	6,000	174,300
DJ Orthopedics, Inc.*	6,000	144,900
Encore Medical Corp.*	6,000	33,840
Exactech, Inc.*	15,000	261,900
Guidant Corp.	85,000	6,161,650
ICU Medical, Inc.*	20,000	526,800
Inamed Corp.*	4,000	276,800
Kensey Nash Corp.*	10,000	322,900
Lifecore Biomedical, Inc.*	30,000	436,200
Orthofix International N.V.*	2,000	79,960
Regeneration Technologies, Inc.*	40,000	411,400
Schick Technologies, Inc.*	11,000	172,150
Sola International, Inc.*	60,000	1,656,600
Thermo Electron Corp.*	15,000	449,100
Thoratec Corp.*	30,000	298,500
Young Innovations, Inc.	2,000	69,960

		12,344,310

Health Care Providers & Services (1.9%)
Beverly Enterprises, Inc.*	20,000	244,600
NWH, Inc.	11,000	152,900
Priority Healthcare Corp., Class B*	8,000	184,480
Select Medical Corp.	250,000	4,432,500

		5,014,480

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.	25,000	586,000
Collagenex Pharmaceuticals, Inc.*	5,000	24,000

		610,000

Total Health Care		17,968,790

Industrials (9.4%)
Aerospace & Defense (1.2%)
DRS Technologies, Inc.*	18,000	730,800
Fairchild Corp., Class A*	20,000	72,400
Herley Industries, Inc.*	50,000	986,000
Honeywell International, Inc.	7,000	251,860
Kaman Corp., Class A	30,000	355,500
Sequa Corp.,
Class A*	4,000	235,000
Class B*	6,000	351,000
SNECMA*	5,000	118,688

		3,101,248

Air Freight & Logistics (0.2%)
Total Logistics, Inc.*	15,000	426,750

Building Products (0.4%)
Masonite International Corp.	30,000	979,200
Water Pik Technologies Inc.*	8,800	167,200

		1,146,400

Commercial Services & Supplies (2.9%)
GP Strategies Corp.*	4,200	33,138
Ionics, Inc.*	155,000	6,798,300
Republic Services, Inc.	30,000	989,100
Rollins, Inc.	3,500	$86,800

		7,907,338

Electrical Equipment (2.4%)
Cooper Industries Ltd., Class A	47,000	3,266,500
Penn Engineering & Manufacturing Corp.	40,000	730,000
SL Industries, Inc.*	50,000	645,000
Thomas & Betts Corp.*	65,000	1,898,650

		6,540,150

Machinery (2.3%)
Baldwin Technology Co.*	61,000	171,410
CIRCOR International, Inc.	30,000	685,500
Flowserve Corp.*	20,000	499,000
ITT Industries, Inc.	35,000	2,985,150
Tennant Co.	6,000	232,260
Thomas Industries, Inc.	34,000	1,325,660
Watts Water Technologies, Inc., Class A	10,000	320,500

		6,219,480

Total Industrials		25,341,366

Information Technology (4.1%)
Communications Equipment (0.8%)
Belden CDT, Inc.	65,000	1,320,150
FalconStor Software, Inc.*	100,000	816,000

		2,136,150

Computers & Peripherals (0.0%)
StorageNetworks, Inc.*†	600,000	—

Internet Software & Services (0.0%)
DoubleClick, Inc.*	10,000	81,600

IT Services (1.2%)
Titan Corp.*	185,000	3,108,000

Semiconductors & Semiconductor Equipment (1.2%)
DuPont Photomasks, Inc.*	102,000	2,710,140
Monolithic System Technology, Inc.*	110,000	639,100

		3,349,240

Software (0.9%)
Amicas, Inc.	10,000	39,700
Ascential Software Corp.*	59,000	844,290
Borland Software Corp.*	110,000	943,800
Creo Products, Inc.*	20,000	323,406
Mobius Management Systems, Inc.*	30,000	192,900

		2,344,096

Total Information Technology		11,019,086

Materials (2.5%)
Chemicals (1.1%)
Hercules, Inc.*	55,000	798,050
MacDermid, Inc.	3,000	96,420
Sensient Technologies Corp.	90,000	2,047,500

		2,941,970

Containers & Packaging (1.3%)
Greif, Inc., Class A	50,000	2,897,000
Myers Industries, Inc.	15,000	194,100
Packaging Dynamics Corp.	24,000	333,624

		3,424,724

Metals & Mining (0.1%)
Gold Fields Ltd. (ADR)	40,000	452,800

Total Materials		6,819,494

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (4.0%)
Diversified Telecommunication Services (3.3%)
AT&T Corp.	100,000	$1,919,000
Cincinnati Bell, Inc.*	210,000	892,500
Commonwealth Telephone Enterprises, Inc.*	30,000	1,435,200
D&E Communications, Inc.	23,000	272,550
Equant N.V. (N.Y. Shares)*	1,900	10,621
Qwest Communications International, Inc.*	100,000	420,000
Sprint Corp.	160,000	3,812,800

		8,762,671

Wireless Telecommunication Services (0.7%)
Dobson Communications Corp.*	17,000	31,280
Price Communications Corp.*	57,749	1,003,100
Rural Cellular Corp., Class A*	18,000	133,560
Western Wireless Corp., Class A*	20,000	20,000

		1,923,540

Total Telecommunication Services		10,686,211

Utilities (5.0%)
Electric Utilities (2.5%)
CH Energy Group, Inc.	13,000	614,900
DPL, Inc.	23,000	597,770
Duquesne Light Holdings, Inc.	50,000	928,000
Northeast Utilities	75,000	1,402,500
NSTAR	10,000	562,800
Unisource Energy Corp.	85,000	2,592,500

		6,698,470

Gas Utilities (0.3%)
Laclede Group, Inc.	1,000	30,300
SEMCO Energy, Inc.	50,000	273,000
Southwest Gas Corp.	23,000	583,510

		886,810

Multi-Utilities & Unregulated Power (2.2%)
Energy East Corp.		$26,200
Mirant Corp.*	75,000	20,625
Public Service Enterprise Group, Inc.	110,000	5,802,500

		5,849,325

Total Utilities		13,434,605

Total Common Stocks (66.2%) (Cost $165,818,219)		178,094,469

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Securities (31.3%)
U.S. Treasury Bills
1.95%, 2/10/05	$35,026,000	35,007,028
2.07%, 3/10/05	29,243,000	29,179,258
2.24%, 3/31/05	20,059,000	19,985,702

Total Government Securities		84,171,988

Time Deposit (6.1%)
JPMorgan Chase Nassau, 1.98%, 2/1/05	16,319,816	16,319,816

Total Short-Term Debt Securities (37.4%) (Amortized Cost $100,491,804)		100,491,804

Total Investments (103.6%) (Cost/Amortized Cost $266,310,023)		278,586,273
Other Assets Less Liabilities (-3.6%)		(9,609,441)

Net Assets (100%)		$268,976,832

*	Non-income producing.

†	Security (totaling $0 or 0.00% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2005, were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$118,731,859
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	83,253,130

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for

Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$14,604,989
Aggregate gross unrealized depreciation	(2,839,356)

Net unrealized appreciation	$11,765,633

Federal income tax cost of investments	$266,820,640

For the three months ended January 31, 2005, the Fund incurred approximately $104,295 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (9.4%)
Citibank N.A.
2.31%, 2/24/05	$14,000,000	$14,000,000
EuroHypo AG
2.33%, 2/4/05§	5,000,000	4,999,029
Natexis Banques Populaires
2.33%, 2/4/05	10,000,000	10,000,000
Washington Mutual Bank FA
2.30%, 2/2/05	4,370,000	4,370,000

Total Certificates of Deposit		33,369,029

Commercial Paper (46.2%)
Bank of America Corp.
2.75%, 6/20/05	5,000,000	4,947,103
Bank of Ireland
2.21%, 2/24/05§	15,000,000	14,977,958
Banque Generale Du Luxembourg
2.38%, 3/18/05	7,000,000	6,978,738
Barclays U.S. Funding Corp.
2.42%, 5/16/05	5,000,000	4,964,900
Citigroup Global Markets Holdings, Inc.
2.54%, 6/2/05	2,000,000	1,982,926
Dexia Delaware LLC
1.14%, 2/2/05	15,000,000	14,999,048
General Electric Capital Corp.
2.31%, 3/23/05	5,000,000	4,983,681
2.58%, 5/16/05	6,000,000	5,957,880
Greenwich Capital Holdings
1.97%, 2/9/05	15,000,000	14,992,633
Lockhart Funding LLC
2.02%, 3/23/05§	15,000,000	14,957,292
Rabobank USA Finance Corp.
(Zero Rate), 2/1/05	11,000,000	11,000,000
2.48%, 5/12/05	4,940,000	4,905,831
San Paolo IMI U.S. Financial Co.
1.72%, 2/4/05	15,000,000	14,997,137
Societe Generale North America, Inc.
2.62%, 6/6/05	10,000,000	9,909,027
Spintab-Swedmortgage AB
2.40%, 3/14/05	10,000,000	9,972,097
St. George Bank Ltd.
2.38%, 3/14/05§	15,000,000	14,958,488
Svenska Handelsbanken
2.48%, 4/5/05	10,000,000	9,956,075

Total Commercial Paper		165,440,814

Fixed Rate Securities (1.3%)
Vodafone Group plc
7.63%, 2/15/05	4,550,000	4,560,591

Government Securities (17.4%)
Federal Home Loan Bank
1.47%, 3/1/05	6,560,000	6,560,000
1.40%, 4/1/05	10,850,000	10,849,950
1.66%, 5/16/05	8,400,000	8,400,000
Federal Home Loan Mortgage Corp.
1.50%, 2/14/05	10,850,000	10,850,000
2.55%, 10/7/05	7,400,000	7,400,000
Federal National Mortgage Association
1.50%, 2/14/05	10,850,000	10,850,000
2.36%, 6/9/05	7,400,000	7,399,260

Total Government Securities		62,309,210

Promissory Note (2.2%)
Goldman Sachs Group
2.51%, 7/18/05	$8,000,000	$8,000,000

Time Deposits (12.0%)
Fortis Bank
2.50%, 2/1/05	7,998,000	7,998,000
National Australia Bank
2.50%, 2/1/05	15,000,000	15,000,000
Societe Generale North America, Inc.
2.50%, 2/1/05	5,000,000	5,000,000
State Street Bank & Trust Co.
2.50%, 2/1/05	15,000,000	15,000,000

Total Time Deposits		42,998,000

Variable Rate Securities (11.9%)
Caterpillar Financial Services Corp.
2.73%, 7/9/05(l)	6,000,000	6,000,000
General Electric Capital Corp.
2.58%, 2/17/06(l)	3,850,000	3,850,000
HSBC Finance Corp.
2.80%, 6/17/05(l)	12,300,000	12,313,886
Merrill Lynch & Co., Inc.
2.58%, 2/10/06(l)	2,000,000	2,000,000
Morgan Stanley
2.60%, 8/15/05(l)	8,000,000	8,006,458
2.48%, 2/15/06(l)	4,250,000	4,250,000
Royal Bank of Canada
2.43%, 2/10/06(l)	6,000,000	6,000,000

Total Variable Rate Securities		42,420,344

Total Investments (100.4%) (Amortized Cost $359,097,988)		359,097,988
Other Assets Less Liabilities (-0.4%)		(1,318,379)

Net Assets (100%)		$357,779,609

Federal Income Tax Cost of Investments		$359,097,988

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2005, the market value of these securities amounted to $49,892,767 or 13.95% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determing liquidity.

(l)	Floating rate security. Rate disclosed is as of January 31, 2005.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MULTI-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Hotels, Restaurants & Leisure (5.6%)
Carnival Corp.	14,480	$834,048
Marriott International, Inc., Class A	14,775	933,485
McDonald’s Corp.	88,059	2,852,231

		4,619,764

Media (3.7%)
Omnicom Group, Inc.	23,739	2,015,204
Walt Disney Co.	36,642	1,049,060

		3,064,264

Multiline Retail (3.0%)
Kohl’s Corp.*	52,501	2,468,072

Specialty Retail (2.5%)
Bed Bath & Beyond, Inc.*	50,038	2,016,031

Total Consumer Discretionary		12,168,131

Consumer Staples (17.0%)
Beverages (3.3%)
PepsiCo, Inc.	50,038	2,687,041

Food & Staples Retailing (0.8%)
Wal-Mart Stores, Inc.	12,805	670,982

Household Products (7.3%)
Colgate-Palmolive Co.	38,809	2,039,025
Procter & Gamble Co.	75,057	3,995,284

		6,034,309

Personal Products (5.6%)
Gillette Co.	90,029	4,566,271

Total Consumer Staples		13,958,603

Energy (8.8%)
Energy Equipment & Services (4.5%)
Schlumberger Ltd.	54,175	3,686,067

Oil & Gas (4.3%)
ConocoPhillips	37,923	3,518,875

Total Energy		7,204,942

Financials (8.2%)
Consumer Finance (2.1%)
American Express Co.	33,096	1,765,672

Diversified Financial Services (2.2%)
Citigroup, Inc.	36,051	1,768,301

Insurance (3.9%)
American International Group, Inc.	48,265	3,199,487

Total Financials		6,733,460

Health Care (24.2%)
Biotechnology (6.3%)
Amgen, Inc.*	40,287	2,507,463
Genentech, Inc.*	56,539	2,697,475

		5,204,938

Health Care Equipment & Supplies (6.6%)
Boston Scientific Corp.*	78,702	2,601,888
Medtronic, Inc.	53,289	2,797,140

		5,399,028

Health Care Providers & Services (1.8%)
Caremark Rx, Inc.*	38,218	1,494,324

Pharmaceuticals (9.5%)
Eli Lilly & Co.	51,910	2,815,598
Johnson & Johnson	58,509	3,785,532
Pfizer, Inc.	49,447	$1,194,640

		7,795,770

Total Health Care		19,894,060

Industrials (13.3%)
Air Freight & Logistics (2.1%)
United Parcel Service, Inc./Georgia, Class B	23,443	1,750,723

Industrial Conglomerates (7.4%)
3M Co.	35,460	2,991,406
General Electric Co.	85,203	3,078,384

		6,069,790

Machinery (3.8%)
Caterpillar, Inc.	17,533	1,562,190
Illinois Tool Works, Inc.	18,321	1,593,561

		3,155,751

Total Industrials		10,976,264

Information Technology (11.7%)
Communications Equipment (3.2%)
Juniper Networks, Inc.*	25,118	631,215
QUALCOMM, Inc.	52,698	1,962,474

		2,593,689

IT Services (1.9%)
Paychex, Inc.	50,038	1,525,659

Semiconductors & Semiconductor Equipment (2.2%)
Maxim Integrated Products, Inc.	46,788	1,825,200

Software (4.4%)
Electronic Arts, Inc.*	13,396	861,898
Oracle Corp.*	203,009	2,795,434

		3,657,332

Total Information Technology		9,601,880

Total Common Stocks (98.0%) (Cost $80,126,813)		80,537,340

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.7%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $608,264)	$608,264	608,264

Total Investments (98.7%) (Cost/Amortized Cost $80,735,077)		81,145,604
Other Assets Less Liabilities (1.3%)		1,083,678

Net Assets (100%)		$82,229,282

*	Non-income producing.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MULTI-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$100,600,056
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	104,030,410

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,119,907
Aggregate gross unrealized depreciation	(1,788,565)

Net unrealized appreciation	$331,342

Federal income tax cost of investments	$80,814,262

For the three months ended January 31, 2005, the Fund incurred approximately $24,119 as brokerage commissions with Fred Alger, and $696 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $138,631,976 of which $30,913,832 expires in the year 2008, $73,520,656 expires in the year 2009, and $34,197,488 expires in the year 2010.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC

ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (48.5%)
Asset Backed Securities (29.6%)
Ameriquest Mortgage Securities, Inc.,
Series 03-6 M1 3.290%, 5/25/33 (l)	$600,000	$604,522
Amortizing Residential Collateral Trust,
Series 02-BC10 A3 2.960%, 1/25/33 (l)	30,892	30,926
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F 6.745%, 6/25/28	122,883	123,588
Asset Backed Funding Certificates,
Series 01-1 M1 6.863%, 5/20/32	1,625,000	1,643,576
Atherton Franchisee Loan Funding,
Series 98-A A2 6.720%, 5/15/20 (b)	509,292	514,856
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1 5.030%, 3/15/11 (l)	250,000	265,710
Series 03-C2 C2 4.320%, 4/15/09	250,000	251,972
Centex Home Equity,
Series 04-D MV3 3.530%, 12/25/49 (l)	750,000	757,365
Chase Credit Card Master Trust,
Series 01-4 C 3.380%, 11/17/08 (b)(l)	750,000	756,355
Circuit City Credit Card Master Trust,
Series 03-2 CTFS 6.480%, 4/15/11 (b)(l)	600,000	619,101
Citibank Credit Card Issuance Trust,
Series 02-C3 C3 3.630%, 12/15/09 (l)	220,000	225,023
Countrywide Asset-Backed Certificates,
Series 01-1 MV2 3.480%, 7/25/31 (l)	61,099	61,187
DVI Receivables Corp.,
Series 03-1 D1 4.390%, 3/12/11 †(l)	160,268	—
First National Master Note Trust,
Series 03-1 C 4.080%, 8/15/08 (l)	500,000	504,864
Ford Credit Auto Owner Trust,
Series 03-A B2 2.890%, 8/15/07 (l)	250,000	251,042
GE Business Loan Trust,
Series 03-2A C 4.130%, 11/15/31 (b)(l)	140,249	145,565
Hedged Mutual Fund Fee Trust,
Series 03-1A 1 5.240%, 11/30/10 (b)(l)	622,426	624,293
Series 03-2 1 5.168%, 3/2/11 (b)(l)	178,039	178,377
Series 03-2 2 4.840%, 3/2/11 (b)	364,312	359,284
Home Equity Asset Trust,
Series 02-5 A3 3.050%, 5/25/33 (l)	47,439	47,742
Lehman ABS Manufactured Housing Contract,
Series 01-B A3 4.350%, 5/15/14	189,643	186,788
Long Beach Mortgage Loan Trust,
Series 03-1 M1 3.450%, 3/25/33 (l)	250,000	252,924
Morgan Stanley ABS Capital I,
Series 04-HE4 M3 4.030%, 5/25/34 (l)	$300,000	$299,986
World Financial Network Credit Card Master Trust,
Series 04-B C 3.130%, 7/15/10 (l)	600,000	600,912

		9,305,958

Non-Agency CMO (18.9%)
Bank of America Mortgage Securities,
Series 03-B 2A2 4.413%, 3/25/33 (l)	243,165	242,958
Series 03-I 1A1 3.301%, 10/25/33 (l)	550,864	553,487
Series 04-A 1A1 3.481%, 2/25/34 (l)	898,229	890,737
Series 04-K 2A1 4.447%, 12/25/34 (l)	1,224,192	1,217,903
Bayview Commercial Asset Trust,
Series 03-1 B 6.990%, 8/25/33 (b)(l)	184,185	185,224
FFCA Secured Lending Corp.
Series 98-1 A1B 6.730%, 7/18/13 (b)	232,752	242,631
Granite Mortgages plc,
Series 02-1 1C 3.970%, 4/20/42 (l)	1,475,000	1,459,135
Permanent Financing plc,
Series 6 2B 2.600%, 6/10/42 (l)	400,000	400,000
Series 6 2C 2.910%, 6/10/42 (l)	500,000	500,000
Sequoia Mortgage Trust,
Series 6A 2.820%, 4/19/27 (l)	244,028	242,311

		5,934,386

Total Asset-Backed and Mortgage-Backed Securities		15,240,344

Consumer Discretionary (9.6%)
Auto Components (2.5%)
BorgWarner, Inc.
7.000%, 11/1/06	750,000	787,811

Automobiles (2.8%)
DaimlerChrysler NA Holdings Corp
2.960%, 5/24/06 (l)	300,000	301,292
Ford Motor Credit Co.
3.379%, 9/28/07 (l)	600,000	593,524

		894,816

Household Durables (1.9%)
Lennar Corp.
2.839%, 8/20/07 (b)(l)	600,000	600,695

Media (2.4%)
Time Warner, Inc.
5.625%, 5/1/05	500,000	503,207
Walt Disney Co.
7.300%, 2/8/05	250,000	250,236

		753,443

Total Consumer Discretionary		3,036,765

Consumer Staples (2.4%)
Beverages (2.4%)
PepsiCo, Inc.
3.200%, 5/15/07	750,000	743,551

Total Consumer Staples		743,551

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (13.9%)
Commercial Banks (3.5%)
RBS Capital Trust IV
3.360%, 9/29/49 (l)	$600,000	$604,910
Wells Fargo & Co.
3.120%, 8/15/08	500,000	489,522

		1,094,432

Consumer Finance (5.6%)
General Motors Acceptance Corp.
4.438%, 3/4/05 (l)	250,000	250,282
4.500%, 7/15/06	1,000,000	995,975
International Lease Finance Corp.
5.120%, 6/1/05	250,000	251,797
John Deere Capital Corp.
3.625%, 5/25/07	250,000	248,950

		1,747,004

Diversified Financial Services (3.2%)
CIT Group, Inc.
6.625%, 6/15/05	300,000	304,121
2.740%, 9/20/07 (l)	700,000	701,139

		1,005,260

Insurance (1.6%)
Metlife, Inc.
3.911%, 5/15/05	500,000	501,634

Total Financials		4,348,330

Government Securities (6.5%)
U.S. Government Agencies (6.5%)
Federal National Mortgage Association
2.750%, 8/11/06	500,000	495,591
4.598%, 5/1/33 (l)	598,294	600,800
3.718%, 6/1/34 (l)	466,843	466,534
4.279%, 7/1/34 (l)	471,911	475,608

Total Government Securities		2,038,533

Health Care (0.9%)
Pharmaceuticals (0.9%)
Pfizer, Inc.
2.500%, 3/15/07	300,000	293,137

Total Health Care		293,137

Industrials (1.1%)
Airlines (1.1%)
Delta Air Lines, Inc.
3.450%, 1/25/08 (l)	344,658	346,788

Total Industrials		346,788

Materials (0.2%)
Paper & Forest Products (0.2%)
Weyerhaeuser Co.
5.500%, 3/15/05	75,000	75,183

Total Materials		75,183

Telecommunication Services (1.6%)
Wireless Telecommunication Services (1.6%)
Cingular Wireless LLC
5.625%, 12/15/06	500,000	516,760

Total Telecommunication Services		516,760

Utilities (7.0%)
Electric Utilities (5.1%)
Northern States Power Co.
2.875%, 8/1/06	750,000	741,834
Pacific Gas & Electric Co.
3.260%, 4/3/06 (l)	862,000	862,852

		1,604,686

Gas Utilities (1.9%)
Sempra Energy
2.809%, 5/21/08 (l)	$600,000	$599,410

Total Utilities		2,204,096

Total Long-Term Debt Securities (91.7%) (Cost $29,080,987)		28,843,487

SHORT-TERM DEBT SECURITIES:
Government Securities (6.8%)
Federal Home Loan Mortgage Corp.
2.23%, 2/1/05 (o)	452,000	451,972
Federal National Mortgage Association
2.29%, 2/4/05 (o)	1,100,000	1,099,720
2.41%, 3/15/05 (o)	575,000	573,352

Total Government Securities		2,125,044

Time Deposit (1.2%)
JPMorgan Chase Nassau,
1.98%, 2/1/05	371,083	371,083

Total Short-Term Debt Securities (8.0%) (Amortized Cost $2,496,127)		2,496,127

Total Investments (99.7%) (Cost/Amortized Cost $31,577,114)		31,339,614
Other Assets Less Liabilities (0.3%)		100,748

Net Assets (100%)		$31,440,362

†	Security (totaling $0 or 0.00% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating rate security. Rate disclosed is as of January 31, 2005.

(o)	Discount Note. Effective rate calculated as of January 31, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,626,287
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,032,891

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,858
Aggregate gross unrealized depreciation	(357,358)

Net unrealized depreciation	$(237,500)

Federal income tax cost of investments	$31,577,114

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.0%)
Auto Components (1.2%)
Gentex Corp.	38,300	$1,295,689

Hotels, Restaurants & Leisure (3.6%)
Alliance Gaming Corp.*	222,000	2,213,340
Nevada Gold & Casinos, Inc.*	42,200	616,120
Shuffle Master, Inc.*	37,750	1,099,280

		3,928,740

Household Durables (5.1%)
Tempur-Pedic International, Inc.*	107,100	2,290,869
Universal Electronics, Inc.*	192,925	3,272,008

		5,562,877

Leisure Equipment & Products (1.5%)
SCP Pool Corp.	55,500	1,649,460

Media (2.7%)
Lions Gate Entertainment Corp.*.	290,500	2,899,190

Specialty Retail (4.1%)
Cabela’s, Inc., Class A*	73,100	1,553,375
Genesco, Inc.*	101,800	2,946,092

		4,499,467

Textiles, Apparel & Luxury Goods (0.8%)
Columbia Sportswear Co.*	14,800	812,076

Total Consumer Discretionary		20,647,499

Consumer Staples (2.5%)
Food Products (2.5%)
Delta & Pine Land Co.	90,700	2,670,208

Total Consumer Staples		2,670,208

Energy (11.1%)
Energy Equipment & Services (8.9%)
Maverick Tube Corp.*	40,000	1,362,400
Patterson-UTI Energy, Inc.	181,000	3,520,450
Tetra Technologies, Inc.*	55,500	1,548,450
Unit Corp.*	88,600	3,237,444

		9,668,744

Oil & Gas (2.2%)
Enterra Energy Trust (b)	38,300	595,105
OMI Corp.	101,200	1,771,000

		2,366,105

Total Energy		12,034,849

Financials (6.6%)
Commercial Banks (1.9%)
First Bancorp/Puerto Rico	38,100	2,060,829

Consumer Finance (1.0%)
Cash America International, Inc.	38,700	1,106,820

Diversified Financial Services (0.7%)
Primus Guaranty Ltd.*	49,300	739,500

Insurance (2.2%)
Direct General Corp.	29,300	549,375
Philadelphia Consolidated Holdings Corp.*	26,700	1,790,769

		2,340,144

Thrifts & Mortgage Finance (0.8%)
Bank Atlantic Bancorp, Inc., Class A	20,900	401,698
Bank Mutual Corp.	41,400	500,112

		901,810

Total Financials		7,149,103

Health Care (22.8%)
Biotechnology (3.5%)
deCODE genetics, Inc.*	127,800	$921,438
Dendreon Corp.*	44,000	299,200
Martek Biosciences Corp.*	47,600	2,514,232

		3,734,870

Health Care Equipment & Supplies (11.5%)
American Medical Systems Holdings, Inc.*	67,800	2,662,506
Cooper Cos., Inc.	33,500	2,569,450
DJ Orthopedics, Inc.*	33,225	802,384
Inamed Corp.*	54,800	3,792,160
Respironics, Inc.*	46,200	2,674,980

		12,501,480

Health Care Providers & Services (5.7%)
American Healthways, Inc.*	99,700	3,108,646
Eclipsys Corp.*	113,300	2,130,040
Horizon Health Corp.*	32,500	989,625

		6,228,311

Pharmaceuticals (2.1%)
Medicis Pharmaceutical Corp., Class A	64,300	2,321,230

Total Health Care		24,785,891

Industrials (8.7%)
Commercial Services & Supplies (5.9%)
Corrections Corp. of America*	43,900	1,803,851
Duratek, Inc.*	54,350	1,523,431
Waste Connections, Inc.*	98,700	3,105,102

		6,432,384

Electrical Equipment (1.6%)
General Cable Corp.*	142,600	1,721,182

Machinery (1.2%)
Actuant Corp., Class A*	24,400	1,274,900

Total Industrials		9,428,466

Information Technology (20.2%)
Communications Equipment (1.9%)
C-COR, Inc.*	125,800	1,002,626
Tekelec*	56,200	1,025,650

		2,028,276

Computers & Peripherals (2.3%)
Avid Technology, Inc.*	33,700	2,124,785
Unova, Inc.*	15,500	357,430

		2,482,215

Electronic Equipment & Instruments (2.2%)
OYO Geospace Corp.*	13,800	275,034
RadiSys Corp.*	124,400	2,170,780

		2,445,814

Internet Software & Services (1.9%)
eCollege.com, Inc.*	49,700	517,377
Internet Capital Group, Inc.*	103,100	775,312
Kintera, Inc.*(b)	123,300	759,836

		2,052,525

IT Services (1.8%)
Global Payments, Inc.	34,800	1,993,692

Semiconductors & Semiconductor Equipment (2.7%)
ASE Test Ltd.*	172,700	873,862
Integrated Device Technology, Inc.*	177,200	2,080,328

		2,954,190

Software (7.4%)
Ansys, Inc.*	47,700	1,540,710
Datastream Systems, Inc.*	323,885	2,137,641

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Factset Research Systems, Inc.	54,900	$2,931,660
Netsmart Technologies, Inc.*	55,208	495,216
RADWARE Ltd.*	38,675	943,283

		8,048,510

Total Information Technology		22,005,222

Materials (2.3%)
Metals & Mining (2.3%)
Aleris International, Inc.*	149,325	2,505,674

Total Materials		2,505,674

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
EMS Technologies, Inc.*	45,818	707,888

Total Telecommunication Services		707,888

Total Common Stocks (93.8%) (Cost $101,139,989)		101,934,800

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (4.7%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $5,177,916)	$5,177,916	$5,177,916

Total Investments (98.5%) (Cost/Amortized Cost $106,317,905)		107,112,716
Other Assets Less Liabilities (1.5%)		1,579,172

Net Assets (100%)		$108,691,888

*	Non-income producing.

(b)	Illiquid security.

Investment security transactions for the three months ended January 31, 2005, were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$109,357,557
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	119,421,515

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,241,162
Aggregate gross unrealized depreciation	(4,446,351)

Net unrealized appreciation	$794,811

Federal income tax cost of investments	$106,317,905

The Fund has a net capital loss carryforward of $13,056,557 of which $2,177,379 expires in the year 2009, $1,549,187 expires in the year 2010, and $9,329,991 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (31.6%)
Auto Components (4.7%)
BorgWarner, Inc.	142,800	$7,666,932
Dana Corp.	120,000	1,904,400
Federal-Mogul Corp.*	30,000	9,900
Midas, Inc.*	325,000	6,513,000
Modine Manufacturing Co.	210,000	6,621,300
Raytech Corp.*	175,000	339,500
Standard Motor Products, Inc.	150,000	1,912,500
Strattec Security Corp.*	21,000	1,212,771
Tenneco Automotive, Inc.*	127,000	2,049,780
Transpro, Inc.* .	110,000	668,800

		28,898,883

Automobiles (0.6%)
Coachmen Industries, Inc.	24,800	371,256
Fleetwood Enterprises, Inc.*	310,000	2,721,800
Monaco Coach Corp.	40,000	740,400

		3,833,456

Hotels, Restaurants & Leisure (6.3%)
Aztar Corp.*	240,000	7,735,200
Canterbury Park Holding Corp.*	30,000	505,800
Churchill Downs, Inc.	35,000	1,401,750
Denny’s Corp.*	25,000	109,250
Dover Downs Gaming & Entertainment, Inc.	105,866	1,450,364
Dover Motorsports, Inc.	205,000	1,234,100
Gaylord Entertainment Co.*	207,000	8,124,750
Kerzner International Ltd.*	60,000	3,619,800
La Quinta Corp.*	369,000	3,206,610
Magna Entertainment Corp., Class A*	320,000	1,776,000
Marcus Corp.	10,000	249,200
Pinnacle Entertainment, Inc.*	120,000	2,166,000
Six Flags, Inc.*	280,000	1,198,400
Steak n Shake Co.*	97,000	1,911,870
Triarc Cos., Inc.,
Class A	95,500	1,480,250
Class B	175,000	2,581,250
Wyndham International, Inc., Class A*	135,000	128,250

		38,878,844

Household Durables (1.8%)
Cavalier Homes, Inc.*	160,000	865,600
Cavco Industries, Inc.*	41,400	1,972,296
Champion Enterprises, Inc.*	250,000	2,697,500
Department 56, Inc.*	64,000	1,029,120
Fedders Corp.	328,000	1,056,160
Jarden Corp.*	2,250	103,500
National Presto Industries, Inc.	30,400	1,313,280
Nobility Homes, Inc.	6,300	149,625
Palm Harbor Homes, Inc.*	40,000	582,800
Skyline Corp.	29,000	1,175,080
Southern Energy Homes, Inc.*	15,000	68,700
Syratech Corp.*	400	36

		11,013,697

Internet & Catalog Retail (0.0%)
Valuevision Media, Inc., Class A*	6,300	89,775

Leisure Equipment & Products (0.2%)
Marine Products Corp.	54,000	1,367,820

Media (16.3%)
Acme Communications, Inc.*	110,000	625,900
Beasley Broadcasting Group, Inc., Class A*	56,000	925,120
Belo Corp., Class A	140,000	$3,274,600
Cablevision Systems New York Group, Class A*	390,000	10,682,100
Crown Media Holdings, Inc., Class A*	80,000	758,400
E.W. Scripps Co., Class A	115,000	5,331,400
Emmis Communications Corp., Class A*	14,000	245,980
Fisher Communications, Inc.*	70,000	3,503,500
Gemstar-TV Guide International, Inc	306,000	1,689,120
Granite Broadcasting Corp.*	210,000	67,200
Gray Television, Inc.	242,000	3,499,320
Gray Television, Inc.	64,000	828,800
Interactive Data Corp.*	154,000	3,283,280
Interep National Radio Sales, Inc., Class A*	90,000	64,800
Journal Register Co.*	216,400	3,923,332
Lakes Entertainment, Inc.*	255,000	3,633,750
Lee Enterprises, Inc.	58,500	2,606,175
Liberty Corp.	108,000	4,281,120
Liberty Media Corp., Class A*	50,000	522,000
Lin TV Corp., Class A*	165,400	3,078,094
Martha Stewart Living Omnimedia, Class A*	6,000	196,800
McClatchy Co., Class A	54,000	3,776,220
Media General, Inc., Class A	152,000	9,723,440
Meredith Corp.	1,000	48,030
Nelson (Thomas), Inc.	138,000	3,084,300
News Corp., Class A	30,000	510,000
Nexstar Broadcasting Group, Inc., Class A*	40,000	345,600
Paxson Communications Corp.*	470,000	770,800
Pegasus Communications Corp.*	50,000	593,500
Penton Media, Inc.*	302,500	34,485
Primedia, Inc.*	730,500	2,834,340
Pulitzer, Inc.	157,200	9,975,912
Rogers Communications, Inc., Class B	212,500	5,690,750
Salem Communications Corp., Class A*	75,000	1,668,000
Sinclair Broadcast Group, Inc., Class A*	280,000	2,304,400
Spanish Broadcasting System., Class A*	80,000	822,000
UnitedGlobalCom, Inc., Class A*	258,809	2,528,564
Value Line, Inc.	16,000	656,640
World Wrestling Entertainment, Inc.	46,000	579,600
Young Broadcasting, Inc., Class A*	190,000	1,960,800

		100,928,172

Multiline Retail (0.4%)
Neiman-Marcus Group, Inc.,
Class A	5,000	334,500
Class B	40,000	2,496,000

		2,830,500

Specialty Retail (0.7%)
Aaron Rents, Inc., Class A	3,000	57,300

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Autonation, Inc.*	40,000	$761,600
Big 5 Sporting Goods Corp.	12,000	328,560
Bowlin Travel Centers, Inc.*	63,000	116,550
Cabela’s, Inc., Class A*	1,000	21,250
CSK Auto Corp.*	127,000	2,002,790
Earl Scheib, Inc.*.	120,000	393,600
Gander Mountain Co.*	6,000	52,080
Pep Boys-Manny, Moe & Jack	21,000	361,620

		4,095,350

Textiles, Apparel & Luxury Goods (0.6%)
Hartmarx Corp.*	125,000	1,068,750
Levcor International, Inc.*	30,000	61,500
Movado Group, Inc.	60,000	1,093,800
Wolverine World Wide, Inc.	54,000	1,697,220

		3,921,270

Total Consumer Discretionary		195,857,767

Consumer Staples (7.2%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	49,800	1,176,276
Brown-Forman Corp., Class B	7,600	366,548
Vermont Pure Holdings Ltd.*	10,000	25,200

		1,568,024

Food & Staples Retailing (1.3%)
Ingles Markets, Inc., Class A	200,000	2,626,000
Topps Co., Inc.	255,000	2,534,700
Weis Markets, Inc.	78,000	2,967,900

		8,128,600

Food Products (3.6%)
Corn Products International, Inc.	210,000	6,165,600
Del Monte Foods Co.*	75,000	846,000
Farmer Brothers Co.	25,000	646,000
Flowers Foods, Inc.	205,000	6,254,550
Griffin Land & Nurseries, Inc.*	63,000	1,557,360
Hain Celestial Group, Inc.*	30,000	603,600
JM Smucker Co.	80,000	3,732,000
John B. Sanfilippo & Son, Inc.*	2,000	51,640
Ralcorp Holdings, Inc.	55,000	2,420,000

		22,276,750

Household Products (1.4%)
Church & Dwight Co., Inc.	98,250	3,382,748
Energizer Holdings, Inc.*	25,000	1,415,250
Katy Industries, Inc.*	179,500	870,575
Oil-Dri Corp. of America	160,000	2,944,000
Rayovac Corp.*	10,000	375,700

		8,988,273

Personal Products (0.6%)
Elizabeth Arden, Inc.*	35,500	840,285
Revlon, Inc., Class A*	285,680	685,632
Weider Nutrition International, Inc.*	545,000	2,398,000

		3,923,917

Total Consumer Staples		44,885,564

Energy (0.3%)
Energy Equipment & Services (0.3%)
Lufkin Industries, Inc.	1,500	60,435
RPC, Inc.	27,300	704,067
W-H Energy Services, Inc.*	35,000	791,000

Total Energy		1,555,502

Financials (4.4%)
Capital Markets (0.5%)
Noel Group Liquidating Trust Units*†	15,000	$—
SWS Group, Inc.	150,000	3,048,000

		3,048,000

Commercial Banks (0.4%)
First Republic Bank	24,000	1,210,800
Sterling Bancorp/New York	36,600	993,690

		2,204,490

Diversified Financial Services (1.8%)
BKF Capital Group, Inc.	77,000	2,909,060
Epoch Holding Corp.*	501,000	2,154,300
GATX Corp.	191,000	5,687,980
National Patent Development Corp.*	35,000	83,300

		10,834,640

Insurance (1.2%)
Argonaut Group, Inc.*	124,000	2,656,080
CNA Surety Corp.*	290,000	3,799,000
Midland Co.	27,500	919,600
Phoenix Cos., Inc.	20,000	261,400

		7,636,080

Real Estate (0.1%)
Gyrodyne Co. of America, Inc.*	21,500	825,815

Thrifts & Mortgage Finance (0.4%)
Crazy Woman Creek Bancorp, Inc.‡	51,000	854,250

Flushing Financial Corp.	102,000	1,846,200

		2,700,450

Total Financials		27,249,475

Health Care (7.1%)
Biotechnology (0.5%)
Digene Corp.*	3,000	76,830
Invitrogen Corp.*	45,000	3,091,950

		3,168,780

Health Care Equipment & Supplies (4.8%)
Arthrocare Corp.*	6,500	193,375
Biolase Technology, Inc.	20,000	202,400
Biosite, Inc.*	15,500	899,000
CNS, Inc.	20,300	310,996
Conmed Corp.*	12,000	348,600
Dentsply International, Inc.	8,000	448,560
DJ Orthopedics, Inc.*	10,000	241,500
Edwards Lifesciences Corp.*	25,000	1,017,500
Encore Medical Corp.*	12,000	67,680
Exactech, Inc.*	38,800	677,448
ICU Medical, Inc.*	39,000	1,027,260
Inamed Corp.*	62,000	4,290,400
Inverness Medical Innovations, Inc.*	85,000	2,151,350
Kensey Nash Corp.*	10,000	322,900
Lifecore Biomedical, Inc.*	10,000	145,400
Orthofix International N.V.*	10,000	399,800
Patterson Cos., Inc.*	20,000	931,600
Regeneration Technologies, Inc.*	35,000	359,975
Schick Technologies, Inc.*	30,000	469,500
Sola International, Inc.*	103,000	2,843,830
Sybron Dental Specialties, Inc.*	300,500	11,346,880
Thermo Electron Corp.*	1,000	29,940
Thoratec Corp.*	50,000	497,500
Young Innovations, Inc.	6,000	209,880

		29,433,274

Health Care Providers & Services (1.8%)
Chemed Corp.	110,000	7,878,200
Henry Schein, Inc.*	10,000	680,600
NWH, Inc.	1,000	13,900
OCA, Inc.*	1,000	5,540
Odyssey HealthCare, Inc.*	8,000	93,040
Owens & Minor, Inc.	50,000	1,427,500

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Priority Healthcare Corp., Class B*	55,000	$1,268,300

		11,367,080

Pharmaceuticals (0.0%)
Collagenex Pharmaceuticals, Inc.*	15,000	72,000

Total Health Care		44,041,134

Industrials (25.5%)
Aerospace & Defense (6.0%)
AAR Corp.*	56,000	652,400
Aviall, Inc.*	148,000	4,263,880
Curtiss-Wright Corp., Class B	76,000	3,800,000
Fairchild Corp., Class A*	400,000	1,448,000
GenCorp, Inc.	525,000	9,754,500
Kaman Corp., Class A	249,000	2,950,650
Lockheed Martin Corp.	10,000	578,100
Moog, Inc., Class A*	60,000	2,609,400
Precision Castparts Corp.	97,978	6,887,853
Sequa Corp.,
Class A*	33,000	1,938,750
Class B*	45,000	2,632,500

		37,516,033

Air Freight & Logistics (0.9%)
Park-Ohio Holdings Corp.*	216,000	5,328,720

Building Products (0.0%)
Water Pik Technologies, Inc.*	4,000	76,000

Commercial Services & Supplies (2.4%)
Allied Waste Industries, Inc.*	190,000	1,578,900
GP Strategies Corp.*	35,000	276,150
Imagistics International, Inc.*	8,200	280,850
Nashua Corp.*	205,500	2,383,800
Republic Services, Inc.	102,000	3,362,940
Rollins, Inc.	280,000	6,944,000

		14,826,640

Construction & Engineering (0.1%)
Xanser Corp.*	171,700	511,666

Electrical Equipment (5.5%)
A.O. Smith Corp., Class A	11,000	299,750
Acuity Brands, Inc.	100,000	2,747,000
Ametek, Inc.	198,000	7,563,600
Baldor Electric Co.	120,000	3,363,600
C&D Technology, Inc.	10,000	151,900
Cooper Industries Ltd., Class A	34,000	2,363,000
Franklin Electric Co., Inc.	43,000	1,891,570
Lamson & Sessions Co.*	155,500	1,522,345
MagneTek, Inc.*	135,000	819,450
Roper Industries, Inc.	10,000	580,600
Tech/Ops Sevcon, Inc.	65,000	438,750
Thomas & Betts Corp.*	413,000	12,063,730

		33,805,295

Industrial Conglomerates (1.2%)
Alleghany Corp.*	18,000	4,796,280
Standex International Corp.	60,000	1,729,200
Teleflex, Inc.	8,000	406,000
Tredegar Corp.	30,000	508,500

		7,439,980

Machinery (9.1%)
Ampco-Pittsburgh Corp.	62,000	845,680
Baldwin Technology Co.*	270,000	758,700
Barnes Group, Inc.	31,000	$795,150
CIRCOR International, Inc.	171,500	3,918,775
Clarcor, Inc.	144,000	7,843,680
CNH Global N.V.	25,000	463,750
Crane Co.	150,000	4,275,000
CUNO, Inc.*	40,000	2,297,200
Donaldson Co., Inc.	75,500	2,354,090
Flowserve Corp.*	203,000	5,064,850
Gardner Denver, Inc.*	61,000	2,309,460
Gorman-Rupp Co.	53,750	1,214,750
Graco, Inc.	105,000	3,743,250
Idex Corp.	59,000	2,274,450
Lindsay Manufacturing Co.	35,000	795,200
Met-Pro Corp.	1,000	12,890
Navistar International Corp.*	59,000	2,296,280
Oshkosh Truck Corp.	10,000	733,900
Pentair, Inc.	26,000	1,152,320
Robbins & Myers, Inc.	142,800	3,207,288
Tennant Co.	44,000	1,703,240
Thomas Industries, Inc.	70,500	2,748,795
Watts Water Technologies, Inc., Class A	183,500	5,881,175

		56,689,873

Trading Companies & Distributors (0.3%)
Huttig Building Products, Inc.*	100,000	1,061,000
Industrial Distribution Group, Inc.*	74,000	566,100

		1,627,100

Total Industrials		157,821,307

Information Technology (3.1%)
Communications Equipment (0.6%)
Andrew Corp.*	30,000	391,800
Belden CDT, Inc.	85,000	1,726,350
Communications Systems, Inc.	100,800	1,233,792
FalconStor Software, Inc.*	20,000	163,200
Plantronics, Inc.	5,500	204,655
Stratos International, Inc.*	4,000	16,000
Sycamore Networks, Inc.*	15,000	51,900

		3,787,697

Computers & Peripherals (0.2%)
Unova, Inc.*	50,000	1,153,000

Electronic Equipment & Instruments (1.6%)
CTS Corp.	265,000	3,527,150
Fargo Electronics, Inc.*	28,000	395,640
Flir Systems, Inc.*	2,000	121,900
Gerber Scientific, Inc.*	160,000	1,155,200
Landauer, Inc.	27,000	1,261,980
Park Electrochemical Corp.	113,000	2,209,150
Paxar Corp.*	31,000	739,350
Selas Corp. of America*	162,000	348,300

		9,758,670

Internet Software & Services (0.0%)
Jupitermedia Corp.*	1,500	27,615

IT Services (0.5%)
EdgewaterTechnology, Inc.*	426,000	2,104,440
Startek, Inc.	10,500	262,500
Titan Corp.*	25,000	420,000
Tyler Technologies, Inc.*	80,000	612,000

		3,398,940

Semiconductors & Semiconductor Equipment (0.1%)
Monolithic System Technology, Inc.*	93,000	540,330

Software (0.1%)
Amicas, Inc.	26,000	103,220
Ascential Software Corp.*	20,000	286,200
Borland Software Corp.*	10,000	85,800

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
OpenTV Corp., Class A*	70,000	$191,800

		667,020

Total Information Technology		19,333,272

Materials (8.3%)
Chemicals (4.8%)
Core Molding Technologies, Inc.*	400,000	1,216,000
Cytec Industries, Inc.	12,000	612,000
Ferro Corp.	142,000	2,815,860
Great Lakes Chemical Corp.	207,000	5,475,150
H.B. Fuller Co.	75,000	2,000,250
Hercules, Inc.*	351,500	5,100,265
MacDermid, Inc.	130,000	4,178,200
Material Sciences Corp.*	7,300	111,033
NewMarket Corp.*	50,000	996,000
Olin Corp.	50,000	1,113,500
Omnova Solutions, Inc.*	251,000	1,247,470
Scotts Co., Class A*	6,000	407,760
Sensient Technologies Corp.	200,000	4,550,000

		29,823,488

Containers & Packaging (2.8%)
Crown Holdings, Inc.*	15,000	202,350
Greif, Inc., Class A	138,000	7,995,720
Myers Industries, Inc.	413,000	5,344,220
Packaging Dynamics Corp.	200,000	2,780,200
Pactiv Corp.*	55,000	1,221,550

		17,544,040

Metals & Mining (0.5%)
Barrick Gold Corp.	47,000	1,027,420
GrafTech International Ltd.*	203,000	1,652,420
Kinross Gold Corp.*	16,000	105,280
WHX Corp.*	20,000	18,000

		2,803,120

Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.	40,000	1,341,600

Total Materials		51,512,248

Telecommunication Services (4.3%)
Diversified Telecommunication Services (1.5%)
Atlantic Tele-Network, Inc.	12,000	383,880
ATX Communications, Inc.*	70,000	3,500
Cincinnati Bell, Inc.*	800,000	3,400,000
Commonwealth Telephone Enterprises, Inc.*	72,000	3,444,480
D&E Communications, Inc.	147,049	1,742,531
Leap Wireless International, Inc.*†	110,000	—
McLeodUSA, Inc., Class A*	5,001	2,650

		8,977,041

Wireless Telecommunication Services (2.8%)
AO VimpelCom (ADR)*	150,000	5,430,000
AirGate PCS, Inc.*	12,000	438,840
Centennial Communications Corp.*	109,000	948,300
Dobson Communications Corp.*	59,000	108,560
Nextel Partners, Inc., Class A*	80,000	1,591,200
Price Communications Corp.*	145,000	2,518,650
Rural Cellular Corp., Class A*	71,000	526,820
Triton PCS Holdings, Inc., Class A*	18,000	66,420
U.S. Cellular Corp.*	15,000	673,500
Western Wireless Corp., Class A*	140,000	$5,289,200

		17,591,490

Total Telecommunication Services		26,568,531

Utilities (6.5%)
Electric Utilities (4.2%)
Allegheny Energy, Inc.*	60,000	1,160,400
CH Energy Group, Inc.	63,500	3,003,550
Duquesne Light Holdings, Inc.	411,500	7,637,440
El Paso Electric Co.*	375,000	7,290,000
Maine & Maritimes Corp.	10,200	257,346
Otter Tail Corp.	27,000	675,000
Westar Energy, Inc.	252,000	5,871,600

		25,895,336

Gas Utilities (1.2%)
AGL Resources, Inc.	20,000	693,000
Atmos Energy Corp.	19,000	526,300
Nicor, Inc.	65,000	2,399,800
SEMCO Energy, Inc.	50,000	273,000
Southern Union Co.*	84,945	1,980,917
Southwest Gas Corp.	71,600	1,816,492

		7,689,509

Multi-Utilities & Unregulated Power (0.6%)
Aquila, Inc.*	280,000	1,036,000
CMS Energy Corp.*	100,000	1,053,000
Florida Public Utilities Co.	25,332	444,577
Mirant Corp.*	50,000	13,750
Oneok, Inc.	50,000	1,385,000

		3,932,327

Water Utilities (0.5%)
Middlesex Water Co.	500	9,125
SJW Corp.	90,000	3,057,300

		3,066,425

Total Utilities		40,583,597

Total Common Stocks (98.3%) (Cost $425,356,412)		609,408,397

PREFERRED STOCKS:
Consumer Discretionary (0.7%)
Media (0.7%)
Granite Broadcasting Corp.,
12.750%, 4/1/09†	9,000	4,635,000

Total Preferred Stocks (0.7%) (Cost $6,054,500)		4,635,000

CONVERTIBLE PREFERRED STOCKS:
Information Technology (0.2%)
Communications Equipment (0.2%)
Andrew Corp.,
7.750%, 2/15/14†	11,000	1,100,000

Total Convertible Preferred Stocks (0.2%) (Cost $492,256)		1,100,000

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Security (0.5%)
U.S. Treasury Bills
2.07%, 3/10/05	$3,049,000	3,042,354

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.3%)
JPMorgan Chase Nassau,
1.98%, 2/1/05	$2,188,284	$2,188,284

Total Short-Term Debt Securities (0.8%) (Amortized Cost $5,230,638)		5,230,638

Total Investments (100.0%) (Cost/Amortized Cost $437,133,806)		620,374,035
Other Assets Less Liabilities (-0.0%)		(147,820)

Net Assets (100%)		$620,226,215

*	Non-income producing.

†	Securities (totaling $5,735,000 or 0.92% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended January 31, 2005, were as follows:

Securities	Market Value October 31, 2004	Purchases at Cost	Sales at Cost	Market Value January 31, 2005	Dividend Income	Realized Gain
Crazy Woman Creek Bancorp, Inc.	$892,500	$—	$—	$854,250	$—	$—

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$14,184,613
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	23,954,751

As of January 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,692,601
Aggregate gross unrealized depreciation	(32,401,767)

Net unrealized appreciation	$178,290,834

Federal income tax cost of investments	$442,083,201

For the three months ended January 31, 2005, the Fund incurred approximately $28,010 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.2%)
Delphi Corp.	2,200	$16,698
Goodyear Tire & Rubber Co.*	700	10,808
Johnson Controls, Inc.	700	41,412

		68,918

Automobiles (0.5%)
Ford Motor Co.	6,200	81,654
General Motors Corp.	1,900	69,939
Harley-Davidson, Inc.	1,000	60,110

		211,703

Distributors (0.1%)
Genuine Parts Co.	600	25,398

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	2,100	120,960
Darden Restaurants, Inc.	500	14,780
Harrah’s Entertainment, Inc.	400	25,296
Hilton Hotels Corp.	1,300	28,925
International Game Technology	1,200	37,560
Marriott International, Inc., Class A	800	50,544
McDonald’s Corp.	4,100	132,799
Starbucks Corp.*	1,300	70,200
Starwood Hotels & Resorts Worldwide, Inc.	700	40,523
Wendy’s International, Inc.	400	15,688
Yum! Brands, Inc.	1,000	46,350

		583,625

Household Durables (0.5%)
Black & Decker Corp.	300	24,720
Centex Corp.	400	24,524
Fortune Brands, Inc.	500	41,990
KB Home	100	10,865
Leggett & Platt, Inc.	700	19,950
Newell Rubbermaid, Inc.	1,000	21,520
Pulte Homes, Inc.	400	26,432
Whirlpool Corp.	200	13,652

		183,653

Internet & Catalog Retail (0.5%)
eBay, Inc.*	2,200	179,300

Leisure Equipment & Products (0.2%)
Brunswick Corp.	300	13,836
Eastman Kodak Co.	1,000	33,090
Hasbro, Inc.	700	13,720
Mattel, Inc.	1,400	27,230

		87,876

Media (3.8%)
Clear Channel Communications, Inc.	1,900	61,617
Comcast Corp., Class A*	7,400	238,206
Gannett Co., Inc.	900	72,036
Interpublic Group of Cos., Inc.*	1,500	19,575
Knight Ridder, Inc.	300	19,533
McGraw-Hill Cos., Inc.	600	54,300
New York Times Co., Class A	600	23,328
News Corp., Class A	8,700	147,900
Omnicom Group, Inc.	600	50,934
Time Warner, Inc.*	15,200	273,600
Tribune Co.	1,100	43,978
Univision Communications, Inc., Class A*	1,100	30,041
Viacom, Inc., Class B	5,600	209,104
Walt Disney Co.	6,800	194,684

		1,438,836

Multiline Retail (1.1%)
Dollar General Corp.	1,100	$22,231
Family Dollar Stores, Inc.	600	20,070
Federated Department Stores, Inc.	600	34,080
J.C. Penney Co., Inc.	1,000	42,720
Kohl’s Corp.*	1,100	51,711
May Department Stores Co.	1,000	33,900
Nordstrom, Inc.	500	24,125
Sears, Roebuck & Co.	700	35,175
Target Corp.	2,900	147,233

		411,245

Specialty Retail (2.3%)
Autonation, Inc.*	900	17,136
AutoZone, Inc.*	300	26,775
Bed Bath & Beyond, Inc.*	1,000	40,290
Best Buy Co., Inc.	1,100	59,169
Circuit City Stores, Inc.	700	10,024
Gap, Inc.	2,900	63,829
Home Depot, Inc.	7,200	297,072
Limited Brands	1,400	33,180
Lowe’s Cos., Inc.	2,500	142,475
Office Depot, Inc.*	1,100	19,019
OfficeMax, Inc.	300	8,853
RadioShack Corp.	500	16,560
Sherwin-Williams Co.	500	21,600
Staples, Inc.	1,700	55,658
Tiffany & Co.	500	15,715
TJX Cos., Inc.	1,600	40,064
Toys R US, Inc.*	800	17,160

		884,579

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	600	33,660
Jones Apparel Group, Inc.	500	16,815
Liz Claiborne, Inc.	400	16,776
Nike, Inc., Class B	900	77,967
V.F. Corp.	400	21,260

		166,478

Total Consumer Discretionary		4,241,611

Consumer Staples (10.4%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	2,600	127,868
Brown-Forman Corp., Class B	400	19,292
Coca-Cola Co.	8,000	331,920
Coca-Cola Enterprises, Inc.	1,600	35,120
Pepsi Bottling Group, Inc.	900	24,615
PepsiCo, Inc.	5,500	295,350

		834,165

Food & Staples Retailing (3.1%)
Albertson’s, Inc.	1,200	27,456
Costco Wholesale Corp.	1,600	75,632
CVS Corp.	1,300	60,255
Kroger Co.*	2,500	42,750
Safeway, Inc.*	1,500	28,275
SUPERVALU, Inc.	500	15,805
Sysco Corp.	2,100	73,437
Wal-Mart Stores, Inc.	14,000	733,600
Walgreen Co.	3,400	144,874

		1,202,084

Food Products (1.3%)
Archer-Daniels-Midland Co.	2,200	53,240
Campbell Soup Co.	1,400	41,048
ConAgra Foods, Inc.	1,600	47,200
General Mills, Inc.	1,200	63,588
H.J. Heinz Co.	1,200	45,372
Hershey Foods Corp.	800	46,792

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Kellogg Co.	1,400	$62,496
McCormick & Co., Inc. (Non-Voting)	500	18,585
Sara Lee Corp.	2,700	63,396
Wm. Wrigley Jr. Co.	800	56,312

		498,029

Household Products (1.8%)
Clorox Co.	500	29,710
Colgate-Palmolive Co.	1,800	94,572
Kimberly-Clark Corp.	1,600	104,816
Procter & Gamble Co.	8,400	447,132

		676,230

Personal Products (0.7%)
Alberto-Culver Co.	300	16,275
Avon Products, Inc.	1,600	67,552
Gillette Co.	3,300	167,376

		251,203

Tobacco (1.3%)
Altria Group, Inc.	6,700	427,661
Reynolds American, Inc.	500	40,210
UST, Inc.	600	30,396

		498,267

Total Consumer Staples		3,959,978

Energy (7.2%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	1,200	51,960
BJ Services Co.	600	28,830
Halliburton Co.	1,500	61,695
Nabors Industries Ltd.*	500	25,200
Noble Corp.*	500	26,675
Schlumberger Ltd.	2,000	136,080
Transocean, Inc.*	1,100	48,400

		378,840

Oil & Gas (6.2%)
Amerada Hess Corp.	300	25,995
Anadarko Petroleum Corp.	800	52,968
Apache Corp.	1,100	59,862
Ashland, Inc.	300	18,414
Burlington Resources, Inc.	1,300	56,823
ChevronTexaco Corp.	7,000	380,800
ConocoPhillips	2,300	213,417
Devon Energy Corp.	1,600	65,072
El Paso Corp.	2,300	25,001
EOG Resources, Inc.	400	29,700
Exxon Mobil Corp.	21,300	1,099,080
Kerr-McGee Corp.	500	30,875
Kinder Morgan, Inc.	400	30,016
Marathon Oil Corp.	1,200	46,476
Occidental Petroleum Corp.	1,300	75,894
Sunoco, Inc.	200	17,498
Unocal Corp.	900	42,813
Valero Energy Corp.	800	41,624
Williams Cos., Inc.	1,900	31,939
XTO Energy, Inc.	900	32,319

		2,376,586

Total Energy		2,755,426

Financials (19.8%)
Capital Markets (2.8%)
Bank of New York Co., Inc.	2,600	77,246
Bear Stearns Cos., Inc.	400	40,424
Charles Schwab Corp.	4,600	51,704
E*Trade Financial Corp.*	1,300	17,875
Franklin Resources, Inc.	800	54,288
Goldman Sachs Group, Inc.	1,600	172,560
Janus Capital Group, Inc.	900	13,347
Lehman Brothers Holdings, Inc.	900	82,071
Mellon Financial Corp.	1,500	44,025
Merrill Lynch & Co., Inc.	3,100	$186,217
Morgan Stanley	3,600	201,456
Northern Trust Corp.	800	34,912
State Street Corp.	1,100	49,291
T. Rowe Price Group, Inc.	400	23,940

		1,049,356

Commercial Banks (5.7%)
AmSouth Bancorp	1,200	29,928
Bank of America Corp.	13,300	616,721
BB&T Corp.	1,800	71,046
Comerica, Inc.	600	34,716
Compass Bancshares, Inc.	500	23,415
Fifth Third Bancorp	1,900	88,293
Huntington Bancshares, Inc./Ohio	900	20,673
KeyCorp	1,400	46,788
M&T Bank Corp.	400	40,944
Marshall & Ilsley Corp.	800	34,248
National City Corp.	2,200	78,210
North Fork Bancorp, Inc.	1,550	44,485
PNC Financial Services Group, Inc.	1,000	53,870
Regions Financial Corp.	1,600	51,200
SunTrust Banks, Inc.	1,200	86,424
Synovus Financial Corp.	1,100	29,843
U.S. Bancorp	6,100	183,305
Wachovia Corp.	5,279	289,553
Wells Fargo & Co.	5,600	343,280
Zions Bancorp	300	20,346

		2,187,288

Consumer Finance (1.3%)
American Express Co.	4,100	218,735
Capital One Financial Corp.	800	62,624
MBNA Corp.	4,200	111,636
Providian Financial Corp.*	1,000	16,680
SLM Corp.	1,400	70,266

		479,941

Diversified Financial Services (3.6%)
CIT Group, Inc.	700	28,259
Citigroup, Inc.	17,100	838,755
JPMorgan Chase & Co.	11,716	437,358
Moody’s Corp.	500	41,890
Principal Financial Group	1,000	40,580

		1,386,842

Insurance (4.2%)
ACE Ltd.	1,000	43,400
Aflac, Inc.	1,700	67,167
Allstate Corp.	2,200	110,968
Ambac Financial Group, Inc.	400	30,752
American International Group, Inc.	8,600	570,094
Aon Corp.	1,100	25,014
Chubb Corp.	600	44,688
Cincinnati Financial Corp.	600	26,472
Hartford Financial Services Group, Inc.	1,000	67,290
Jefferson-Pilot Corp.	500	24,950
Lincoln National Corp.	600	27,684
Loews Corp.	600	40,800
Marsh & McLennan Cos., Inc.	1,800	58,500
MBIA, Inc.	500	29,870
Metlife, Inc.	2,400	95,400
Progressive Corp.	600	50,190
Prudential Financial, Inc.	1,700	91,647
Safeco Corp.	400	18,520
St. Paul Travelers Cos., Inc.	2,200	82,588
Torchmark Corp.	400	21,840
UnumProvident Corp.	1,100	18,887

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
XL Capital Ltd., Class A	500	$37,390

		1,584,111

Real Estate (0.5%)
Archstone-Smith Trust (REIT)	700	24,010
Equity Office Properties Trust (REIT)	1,400	39,172
Equity Residential Properties Trust (REIT)	1,000	31,540
Plum Creek Timber Co., Inc. (REIT)	700	25,004
Prologis Trust (REIT)	700	26,698
Simon Property Group, Inc. (REIT)	700	41,510

		187,934

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.	1,900	70,300
Fannie Mae	3,200	206,656
Freddie Mac	2,300	150,167
Golden West Financial Corp.	1,000	64,620
MGIC Investment Corp.	300	19,170
Sovereign Bancorp, Inc.	1,200	27,288
Washington Mutual, Inc.	2,900	117,015

		655,216

Total Financials		7,530,688

Health Care (12.0%)
Biotechnology (1.3%)
Amgen, Inc.*	4,200	261,408
Applera Corp. - Applied Biosystems Group	700	14,035
Biogen Idec, Inc.*	1,100	71,456
Chiron Corp.*	700	22,995
Genzyme Corp.*	800	46,568
Gilead Sciences, Inc.*	1,500	49,650
MedImmune, Inc.*	900	21,290

		487,402

Health Care Equipment & Supplies (2.2%)
Bard (C.R.), Inc.	300	20,340
Bausch & Lomb, Inc.	200	14,578
Baxter International, Inc.	2,100	70,896
Becton, Dickinson & Co.	800	45,320
Biomet, Inc.	800	33,984
Boston Scientific Corp.*	2,800	92,568
Fisher Scientific International, Inc.*	400	25,260
Guidant Corp.	1,100	79,739
Hospira, Inc.*	500	14,445
Medtronic, Inc.	4,000	209,960
PerkinElmer, Inc.	500	11,495
St. Jude Medical, Inc.*	1,200	47,136
Stryker Corp.	1,300	63,882
Thermo Electron Corp.*	600	17,964
Waters Corp.*	400	19,632
Zimmer Holdings, Inc.*	800	63,080

		830,279

Health Care Providers & Services (2.2%)
Aetna, Inc.	500	63,525
AmerisourceBergen Corp.	400	23,312
Cardinal Health, Inc.	1,400	78,848
Caremark Rx, Inc.*	1,500	58,650
CIGNA Corp.	400	32,100
Express Scripts, Inc.*	300	22,257
HCA, Inc.	1,400	62,328
Health Management Associates, Inc., Class A	900	19,872
Humana, Inc.*	600	20,562
IMS Health, Inc.	800	18,704
Laboratory Corp. of America Holdings*	500	23,925
McKesson Corp.	1,000	$34,490
Medco Health Solutions, Inc.*	900	38,313
Quest Diagnostics, Inc.	300	28,590
Tenet Healthcare Corp.*	1,700	16,881
UnitedHealth Group, Inc.	2,100	186,690
WellPoint, Inc.*	1,000	121,500

		850,547

Pharmaceuticals (6.3%)
Abbott Laboratories	5,100	229,602
Allergan, Inc.	400	30,380
Bristol-Myers Squibb Co.	6,400	150,016
Eli Lilly & Co.	3,700	200,688
Forest Laboratories, Inc.*	1,200	49,836
Johnson & Johnson	9,800	634,060
King Pharmaceuticals, Inc.*	900	9,459
Merck & Co., Inc.	7,300	204,765
Mylan Laboratories, Inc.	900	14,967
Pfizer, Inc.	24,900	601,584
Schering-Plough Corp.	4,900	90,944
Watson Pharmaceuticals, Inc.*	400	11,932
Wyeth	4,400	174,372
		2,402,605

Total Health Care		4,570,833

Industrials (11.3%)
Aerospace & Defense (2.0%)
Boeing Co.	2,800	141,680
General Dynamics Corp.	600	61,950
Goodrich Corp.	400	13,720
Honeywell International, Inc.	2,900	104,342
L-3 Communications Holdings, Inc.	400	28,564
Lockheed Martin Corp.	1,500	86,715
Northrop Grumman Corp.	1,200	62,256
Raytheon Co.	1,500	56,100
Rockwell Collins, Inc.	600	25,740
United Technologies Corp.	1,700	171,156

		752,223

Air Freight & Logistics (1.0%)
FedEx Corp.	1,000	95,650
Ryder System, Inc.	200	9,110
United Parcel Service, Inc./Georgia, Class B	3,700	276,316

		381,076

Airlines (0.1%)
Southwest Airlines Co.	2,800	40,544

Building Products (0.2%)
American Standard Cos., Inc.*	800	32,032
Masco Corp.	1,500	55,200

		87,232

Commercial Services & Supplies (1.0%)
Allied Waste Industries, Inc.*	1,100	9,141
Apollo Group, Inc., Class A*	600	46,914
Avery Dennison Corp.	400	24,036
Cendant Corp.	3,500	82,425
Cintas Corp.	600	26,100
Equifax, Inc.	500	14,150
H&R Block, Inc.	600	28,986
Monster Worldwide, Inc.*	400	12,516
Pitney Bowes, Inc.	800	35,792
R.R. Donnelley & Sons Co.	800	26,760
Robert Half International, Inc.	600	18,204
Waste Management, Inc.	1,900	55,100

		380,124

Construction & Engineering (0.0%)
Fluor Corp.	300	16,062

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.4%)
American Power Conversion Corp.	700	$14,889
Cooper Industries Ltd., Class A	300	20,850
Emerson Electric Co.	1,400	94,136
Rockwell Automation, Inc.	600	33,990

		163,865

Industrial Conglomerates (4.6%)
3M Co.	2,600	219,336
General Electric Co.	34,900	1,260,937
Textron, Inc.	500	35,990
Tyco International Ltd	6,700	242,138

		1,758,401

Machinery (1.4%)
Caterpillar, Inc.	1,100	98,010
Cummins, Inc.	100	7,767
Danaher Corp.	1,000	54,880
Deere & Co.	800	55,544
Dover Corp.	700	26,810
Eaton Corp.	500	33,995
Illinois Tool Works, Inc.	1,000	86,980
Ingersoll-Rand Co., Class A	600	44,628
ITT Industries, Inc.	300	25,587
Navistar International Corp.*	300	11,676
PACCAR, Inc.	600	42,396
Pall Corp.	500	13,465
Parker-Hannifin Corp.	400	26,064

		527,802

Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.	1,200	57,816
CSX Corp.	700	27,979
Norfolk Southern Corp.	1,300	45,396
Union Pacific Corp.	900	53,640

		184,831

Trading Companies & Distributors (0.1%)
Grainger (W.W.), Inc.	300	18,363

Total Industrials		4,310,523

Information Technology (14.9%)
Communications Equipment (2.4%)
ADC Telecommunications, Inc.*	2,900	7,453
Andrew Corp.*	600	7,836
Avaya, Inc.*	1,500	21,525
CIENA Corp.*	2,100	5,355
Cisco Systems, Inc.*	21,800	393,272
Comverse Technology, Inc.*	700	15,645
Corning, Inc.*	4,700	51,418
JDS Uniphase Corp.*	5,000	10,700
Lucent Technologies, Inc.*	14,700	47,922
Motorola, Inc.	8,100	127,494
QUALCOMM, Inc.	5,400	201,096
Scientific-Atlanta, Inc.	500	15,155
Tellabs, Inc.*	1,600	11,392

		916,263

Computers & Peripherals (3.7%)
Apple Computer, Inc.*	1,300	99,970
Dell, Inc.*	8,200	342,432
EMC Corp.*	8,000	104,800
Gateway, Inc.*	1,400	6,622
Hewlett-Packard Co.	10,000	195,900
International Business Machines Corp.	5,500	513,810
Lexmark International, Inc., Class A*	400	33,340
NCR Corp.*	600	20,508
Network Appliance, Inc.*	1,200	38,208
QLogic Corp.*	300	$11,484
Sun Microsystems, Inc.*	11,300	49,268

		1,416,342

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	1,600	35,376
Jabil Circuit, Inc.*	700	16,499
Molex, Inc.	700	20,104
Sanmina-SCI Corp.*	1,800	11,124
Solectron Corp.*	3,300	16,401
Symbol Technologies, Inc.	800	14,640
Tektronix, Inc.	300	8,646

		122,790

Internet Software & Services (0.4%)
Yahoo!, Inc.*	4,500	158,445

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	400	21,676
Automatic Data Processing, Inc.	1,900	82,612
Computer Sciences Corp. *	600	30,912
Electronic Data Systems Corp.	1,700	36,414
First Data Corp.	2,700	109,998
Fiserv, Inc.*	700	26,775
Paychex, Inc.	1,300	39,637
Sabre Holdings Corp., Class A	500	10,550
Sungard Data Systems, Inc.*	1,000	26,890
Unisys Corp. *	1,200	9,420

		394,884

Office Electronics (0.1%)
Xerox Corp.*	3,200	50,816

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	1,300	20,540
Altera Corp.*	1,300	24,960
Analog Devices, Inc.	1,100	39,479
Applied Materials, Inc.*	5,600	89,040
Broadcom Corp., Class A*	1,100	35,013
Freescale Semiconductor, Inc., Class B*	1,283	22,414
Intel Corp.	20,600	462,470
KLA-Tencor Corp.*	700	32,375
Linear Technology Corp.	1,000	37,740
LSI Logic Corp.*	1,400	8,554
Maxim Integrated Products, Inc.	1,100	42,911
Micron Technology, Inc.*	2,100	21,861
National Semiconductor Corp.	1,200	20,316
Novellus Systems, Inc.*	500	13,075
NVIDIA Corp.*	600	13,752
PMC-Sierra, Inc.*	700	7,196
Teradyne, Inc.*	700	9,821
Texas Instruments, Inc.	5,700	132,297
Xilinx, Inc.	1,200	35,028

		1,068,842

Software (4.1%)
Adobe Systems, Inc.	800	45,520
Autodesk, Inc.	800	23,496
BMC Software, Inc.*	800	13,464
Citrix Systems, Inc.*	600	12,870
Computer Associates International, Inc.	2,000	54,380
Compuware Corp.*	1,400	9,660
Electronic Arts, Inc.*	1,000	64,340
Intuit, Inc.*	600	23,400
Mercury Interactive Corp.*	300	13,131
Microsoft Corp.	35,900	943,452
Novell, Inc.*	1,300	7,501

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp.*	17,000	$234,090
Siebel Systems, Inc.*	1,800	15,678
Symantec Corp.*	2,100	49,035
VERITAS Software Corp.*	1,400	36,008

		1,546,025

Total Information Technology		5,674,407

Materials (2.9%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	800	47,128
Dow Chemical Co.	3,100	154,070
DuPont (E.I.) de Nemours & Co.	3,300	156,948
Eastman Chemical Co.	300	16,245
Ecolab, Inc.	900	30,285
International Flavors & Fragrances, Inc.	400	16,888
Monsanto Co.	900	48,717
PPG Industries, Inc.	600	41,268
Praxair, Inc.	1,100	47,465
Rohm & Haas Co.	800	35,392

		594,406

Construction Materials (0.0%)
Vulcan Materials Co.	400	22,592

Containers & Packaging (0.1%)
Ball Corp.	400	17,088
Sealed Air Corp.*	300	15,390
Temple-Inland, Inc.	200	12,720

		45,198

Metals & Mining (0.7%)
Alcoa, Inc.	2,900	85,579
Allegheny Technologies, Inc.	400	9,600
Freeport-McMoran Copper & Gold, Inc., Class B	600	22,086
Newmont Mining Corp.	1,500	62,385
Nucor Corp.	500	28,080
Phelps Dodge Corp.	300	28,890
United States Steel Corp.	400	20,720

		257,340

Paper & Forest Products (0.5%)
Georgia-Pacific Corp.	900	28,890
International Paper Co.	1,700	66,555
Louisiana-Pacific Corp.	400	10,240
MeadWestvaco Corp.	800	23,112
Weyerhaeuser Co.	800	49,920

		178,717

Total Materials		1,098,253

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.7%)
Alltel Corp.	1,000	55,040
AT&T Corp.	2,700	51,813
BellSouth Corp.	6,000	157,440
CenturyTel, Inc.	500	16,300
Citizens Communications Co.	1,200	16,188
Qwest Communications International, Inc.*	6,200	26,040
SBC Communications, Inc.	10,900	258,984
Sprint Corp.	4,900	116,767
Verizon Communications, Inc.	9,100	323,869

		1,022,441

Wireless Telecommunication Services (0.3%)
Nextel Communications, Inc., Class A*	3,700	106,153

Total Telecommunication Services		1,128,594

Utilities (2.9%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.*	500	$9,670
Ameren Corp.	700	35,084
American Electric Power Co., Inc.	1,400	49,350
CenterPoint Energy, Inc.	1,200	13,500
Cinergy Corp.	700	28,203
Consolidated Edison, Inc.	800	35,096
DTE Energy Co.	600	26,286
Edison International, Inc.	1,100	35,717
Entergy Corp.	700	48,664
Exelon Corp.	2,200	97,350
FirstEnergy Corp.	1,100	43,736
FPL Group, Inc.	600	45,984
PG&E Corp.*	1,400	49,000
PPL Corp.	600	32,400
Progress Energy, Inc.	900	39,825
Southern Co.	2,500	84,425
TXU Corp.	800	55,360
Xcel Energy, Inc.	1,400	25,466

		755,116

Gas Utilities (0.1%)
KeySpan Corp.	600	23,682
NiSource, Inc.	1,000	22,900

		46,582

Multi-Utilities & Unregulated Power (0.8%)
AES Corp.*	2,200	30,910
Calpine Corp.*	2,000	6,660
Constellation Energy Group, Inc.	600	30,000
Dominion Resources, Inc.	1,100	76,318
Duke Energy Corp.	3,100	83,049
Public Service Enterprise Group, Inc.	800	42,200
Sempra Energy	800	29,776

		298,913

Total Utilities		1,100,611

Total Common Stocks (95.5%) (Cost $32,699,490)		36,370,924

	Principal Amount
LONG-TERM DEBT SECURITIES:
Government Security (4.7%)
U.S. Government Security (4.7%)
U.S. Treasury Notes 5.500%, 5/15/09 (Cost $1,827,468).	$1,648,000	1,773,596

Total Investments (100.2%) (Cost $ 34,526,958)		38,144,520
Other Assets Less Liabilities (-0.2%)		(71,223)

Net Assets (100%)		$38,073,297

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the three months ended January 31, 2005, were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$984,927
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,463,343

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,372,148
Aggregate gross unrealized depreciation	(2,533,674)

Net unrealized appreciation	$2,838,474

Federal income tax cost of investments	$35,306,046

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Alabama (3.5%)
Mobile Water & Sewer Commissioners 5.250%, 1/1/18	$1,000,000	$1,091,180

Arizona (3.5%)
Salt River Projects Agricultural Improvement & Power District 6.000%, 1/1/09	1,000,000	1,119,710

California (8.7%)
Hacienda La Puente Unified School District 5.250%, 8/1/23	1,500,000	1,637,295
Riverside Community College District, Series A 5.500%, 8/1/29	1,000,000	1,108,360

		2,745,655

Colorado (5.7%)
Colorado Department of Transportation 6.000%, 6/15/15	1,000,000	1,155,130
Colorado Health Facilities Authority 5.500%, 9/1/16	600,000	658,854

		1,813,984

Florida (10.4%)
Coral Gables Health Facilities Authority 5.250%, 8/15/24	1,000,000	1,094,110
Miami-Dade County Expressway Authority 5.250%, 7/1/26	1,000,000	1,091,460
Tampa Water & Sewer, Series A 5.250%, 10/1/19	1,000,000	1,114,220

		3,299,790

Illinois (9.6%)
Chicago Skyway Toll Bridge 5.500%, 1/1/31	1,000,000	1,141,100
Cook County, Illinois, Series A 5.125%, 11/15/26	1,000,000	1,051,120
Metropolitan Pier & Exposition Authority 5.250%, 12/15/28	800,000	840,952

		3,033,172

Indiana (3.3%)
Indiana Bond Bank 5.000%, 2/1/06	1,000,000	1,026,690

Louisiana (3.5%)
Jefferson Parish Drain Sale 5.000%, 11/1/10	1,000,000	1,102,000
Michigan (6.9%)

Grand Rapids & Kent County Joint Building Authority 5.250%, 12/1/11	500,000	561,745
Michigan Municipal Bond Authority 5.750%, 10/1/16	1,000,000	1,139,640
University of Michigan 1.780%, 12/1/21 (l)	480,000	480,000

		2,181,385

Missouri (3.8%)
Missouri State Health & Educational Facilities Authority 5.500%, 10/1/15	1,000,000	1,158,290
1.760%, 2/15/33 (l)	50,000	50,000

		1,208,290

Nevada (7.6%)
Clark County School District 5.500%, 6/15/13	$1,300,000	$1,491,178
7.000%, 6/1/11	750,000	911,085

		2,402,263

New York (3.5%)
New York State Dormitory Authority 5.250%, 7/1/30	1,000,000	1,117,410

Ohio (5.0%)
Hamilton County, Ohio Sales Tax 5.000%, 12/1/27	1,000,000	1,053,190
Ohio State 5.500%, 12/1/07	500,000	540,260

		1,593,450

Pennsylvania (1.7%)
City of Erie, Series E 5.125%, 11/15/17	500,000	540,810

Puerto Rico (1.8%)
Puerto Rico Electric Power Authority 5.000%, 7/1/17	500,000	568,480

South Carolina (4.3%)
South Carolina State Public Service Authority 5.750%, 1/1/15	1,200,000	1,354,116

Tennessee (2.1%)
Dickson County 5.000%, 3/1/17	600,000	658,512

Texas (8.7%)
Harris County Health Facilities Development Authority 5.750%, 7/1/14	1,000,000	1,119,810

Houston Utilities System Revenue 5.250%, 5/15/25	1,500,000	1,633,185

		2,752,995

Washington (5.2%)
Washington State 6.400%, 6/1/17	500,000	610,525
Series B 5.000%, 1/1/27	1,000,000	1,043,860

		1,654,385

Total Long-Term Debt (98.8%) (Cost $ 28,910,490)		31,264,277

SHORT-TERM DEBT SECURITIES:
Time Deposit (0.4%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $138,591)	138,591	138,591

Total Investments (99.2%) (Cost/Amortized Cost $ 29,049,081)		31,402,868
Other Assets Less Liabilities (0.8%)		247,687

Net Assets (100%)		$31,650,555

(l)	Floating rate security. Rate disclosed is as of January 31, 2005.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$600,000
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,063,810

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,353,787
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$2,353,787

Federal income tax cost of investments	$29,049,081

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Household Durables (1.1%)
Garmin Ltd.	13,200	$726,000

Internet & Catalog Retail (8.2%)
eBay, Inc.*	19,650	1,601,475
Netflix, Inc.*	177,100	2,036,650
Shanda Interactive Entertainment Ltd. (ADR)*	56,100	1,840,080

		5,478,205

Media (3.5%)
Harris Interactive, Inc.*	45,300	337,938
XM Satellite Radio Holdings, Inc., Class A*	62,900	2,007,139

		2,345,077

Total Consumer Discretionary		8,549,282

Information Technology (83.8%)
Communications Equipment (12.3%)
Arris Group, Inc.*	322,500	1,996,275
Avaya, Inc.*	66,200	949,970
Cisco Systems, Inc.*	37,000	667,480
Corning, Inc.*	115,900	1,267,946
Motorola, Inc	43,900	690,986
Nokia OYJ (ADR)	95,000	1,451,600
Research In Motion Ltd.*	17,250	1,229,753

		8,254,010

Computers & Peripherals (15.9%)
Apple Computer, Inc.*	23,100	1,776,390
Brocade Communications Systems, Inc.*	338,700	2,099,940
Creative Technology Ltd	97,800	1,341,816
Dell, Inc.*	62,150	2,595,384
PalmOne, Inc.*	110,450	2,857,894

		10,671,424

Electronic Equipment & Instruments (1.6%)
Symbol Technologies, Inc.	57,300	1,048,590

Internet Software & Services (8.3%)
Akamai Technologies, Inc.*	68,050	891,455
aQuantive, Inc.*	109,600	1,015,992
Netease.com (ADR)*	47,400	1,997,910
Yahoo!, Inc.*	47,600	1,675,996

		5,581,353

IT Services (2.6%)
Cognizant Technology Solutions Corp., Class A*	18,500	$701,150
Global Payments, Inc	17,800	1,019,762

		1,720,912

Semiconductors & Semiconductor Equipment (16.1%)
ASML Holding N.V. (N.Y. Shares)*	44,400	729,492
Intel Corp	118,200	2,653,590
International Rectifier Corp.*	27,300	1,068,795
Microsemi Corp.*	91,000	1,404,130
Portalplayer, Inc.*	94,000	1,929,820
Sigmatel, Inc.*	39,300	1,548,813
Xilinx, Inc	50,300	1,468,257

		10,802,897

Software (27.0%)
BEA Systems, Inc.*	97,450	830,274
Check Point Software Technologies Ltd.*	41,850	1,016,118
Citrix Systems, Inc.*	37,200	797,940
Cognos, Inc.*	44,950	1,859,581
Electronic Arts, Inc.*	17,300	1,113,082
Hyperion Solutions Corp.*	15,050	723,002
Intuit, Inc.*	50,100	1,953,900
Microsoft Corp.	180,100	4,733,028
Oracle Corp.*	196,200	2,701,674
Symantec Corp.*	59,800	1,396,330
TIBCO Software, Inc.*	92,700	1,018,773

		18,143,702

Total Information Technology		56,222,888

Telecommunication Services (2.9%)
Wireless Telecommunication Services (2.9%)
Nextel Partners, Inc., Class A*	99,250	1,974,082

Total Telecommunication Services		1,974,082

Total Investments (99.5%) (Cost $63,784,763)		66,746,252
Other Assets Less Liabilities (0.5%)		305,446

Net Assets (100%)		$67,051,698

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2005, were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$59,710,658
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	64,341,903

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,958,607
Aggregate gross unrealized depreciation	(2,441,208)

Net unrealized appreciation	$2,517,399

Federal income tax cost of investments	$64,228,853

For the three months ended January 31, 2005, the Fund incurred approximately $42,265 as brokerage commissions with Fred Alger, and $11,409 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $271,944,005 of which $17,383,905 expires in the year 2008, $206,262,599 expires in the year 2009, $48,249,389 expires in the year 2010, and $48,112 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.0%)
Asset-Backed Securities (1.6%)
Amortizing Residential Collateral Trust,
Series 02-BC4 A 2.820%, 7/25/32 (l)	$34,449	$34,497
Bank One Issuance Trust,
Series 02-A2 A2 4.160%, 1/15/08	75,000	75,277
Bear Stearns Asset Backed Securities, Inc.,
Series 01-3 A2 2.930%, 10/27/32 (l)	65,489	65,736
Carrington Mortgage Loan Trust,
Series 04-NC1 A2A 2.640%, 5/25/34 (l)	267,057	267,057
Centex Home Equity,
Series 04-A AV2 2.810%, 1/25/34 (l)	100,099	100,183
Chase Funding Loan Acquisition Trust,
Series 01-FF1 A2 2.770%, 4/25/31 (l)	31,091	31,111
Countrywide Asset-Backed Certificates,
Series 04-3 3A1 2.620%, 6/25/22 (l)	233,563	233,527
Credit Suisse First Boston Mortgage Securities Corp.,
Series 02-P3 A 2.744%, 8/25/33 †(l)	242,986	241,136
First Alliance Mortgage Loan Trust,
Series 99-4 A2 2.880%, 3/20/31 (l)	17,223	17,228
GMAC Mortgage Corp. Loan Trust,
Series 99-HLTV A1 2.870%, 11/18/25 (l)	16,735	16,762
Merrill Lynch Mortgage Investors, Inc.,
Series 02-AFC1 AV1 2.900%, 4/25/31 (l)	8,523	8,627
Morgan Stanley ABS Capital I,
Series 03-HE2 A2 2.870%, 8/25/33 (l)	109,759	109,927
Quest Trust,
Series 04-X2 A1 3.090%, 6/25/34 §(l)	125,477	125,698
Structured Asset Securities Corp.,
Series 02-HF1 A 2.820%, 1/25/33 (l)	30,675	30,745

		1,357,511

Non-Agency CMO (3.4%)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA 6.937%, 6/25/31 (l)	6,344	6,653
Series 02-5 6A 5.941%, 6/25/32 (l)	11,332	11,464
Series 03-8 1A1 4.292%, 1/25/34 (l)	346,065	345,149
Series 03-8 2A1 4.889%, 1/25/34 (l)	117,159	116,551
Series 03-8 4A1 4.759%, 1/25/34 (l)	175,598	173,545
Countrywide Alternative Loan Trust,
Series 03-J1 4A1 6.000%, 10/25/32	26,402	26,419
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-HYB2 6A1 4.985%, 9/19/32 (l)	31,789	31,782
Series 02-30 M 3.897%, 10/19/32 (l)	80,370	75,329
Series 04-7 5A2 2.800%, 5/25/34 (l)	$34,809	$34,521
Credit-Based Asset Servicing and Securitization,
Series 02-CB1 A2A 2.870%, 8/25/29 (l)	12,142	12,152
Series 02-CB6 2A1 3.030%, 1/25/33 (l)	5,260	5,262
Credit Suisse First Boston Mortgage Securities Corp.,
Series 02-AR2 2A1 2.930%, 2/25/32 (l)	8,583	8,590
First Horizon Asset Securities, Inc.,
Series 00-H 1A 7.000%, 9/25/30	7,259	7,243
Sequoia Mortgage Trust,
Series 10-2A1 2.880%, 10/20/27 (l)	354,020	354,984
Structured Asset Securities Corp.,
Series 01-3A 1A1 3.010%, 3/25/31 (l)	3,271	3,310
Series 01-21A 1A1 6.250%, 1/25/32 (l)	29,844	30,849
Washington Mutual, Inc.,
Series 03-R1 A1 2.800%, 12/25/27 (l)	1,416,626	1,415,099
Series 02-AR10 A6 4.816%, 10/25/32 (l)	22,971	22,971
Series 02-AR2-A 3.275%, 2/27/34 (l)	57,661	57,869
Series 00-3A 3.177%, 12/25/40 (l)	262,263	261,391

		3,001,133

Total Asset-Backed and Mortgage-Backed Securities		4,358,644

Consumer Discretionary (1.6%)
Auto Components (0.5%)
Delphi Corp.
6.500%, 8/15/13	300,000	289,915
Dura Operating Corp.
8.625%, 4/15/12	100,000	102,750

		392,665

Automobiles (0.5%)
DaimlerChrysler NA Holdings Corp.
2.940%, 9/10/07 (l)	150,000	150,455
6.500%, 11/15/13	170,000	185,283
Ford Motor Credit Co.
6.875%, 2/1/06	100,000	102,557

		438,295

Hotels, Restaurants & Leisure (0.1%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	100,000	114,000

Media (0.5%)
CSC Holdings, Inc.
8.125%, 7/15/09	100,000	109,750
7.625%, 4/1/11	50,000	54,500
Rogers Cablesystems Ltd.
10.000%, 3/15/05	200,000	201,410
Time Warner, Inc.
6.875%, 5/1/12	100,000	113,582

		479,242

Total Consumer Discretionary		1,424,202

Consumer Staples (0.4%)
Food & Staples Retailing (0.2%)
Delhaize America, Inc.
7.375%, 4/15/06	150,000	155,727

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Food Products (0.2%)
H.J. Heinz Co.
6.189%, 12/1/05 (b)		$200,000	$204,247

Total Consumer Staples			359,974

Energy (1.0%)
Oil & Gas (1.0%)
Amerada Hess Corp.
6.650%, 8/15/11		200,000	220,070
El Paso Corp.
7.750%, 1/15/32		65,000	63,212
El Paso Natural Gas Co.
8.375%, 6/15/32		300,000	334,500
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	57,500
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09§		80,608	79,155
Vintage Petroleum, Inc.
7.875%, 5/15/11		100,000	106,750

Total Energy			861,187

Financials (3.8%)
Commercial Banks (1.4%)
HSBC Bank USA N.A.
4.625%, 4/1/14		60,000	59,278
HSBC Capital Funding LP
10.176%, 12/29/49 §(l)		150,000	236,992
HSBC Holdings plc
5.375%, 12/20/12	EUR	180,000	262,867
Landwirtschaftliche Rentenbank
0.650%, 9/30/08	JPY	27,000,000	264,476
Rabobank Capital Funding II
5.260%, 12/31/49 §(l)		$160,000	164,079
Rabobank Capital Funding Trust III
5.254%, 12/31/49 §(l)		180,000	180,311

			1,168,003

Consumer Finance (1.2%)
General Motors Acceptance Corp.
3.920%, 10/20/05 (l)		940,000	944,153
6.125%, 9/15/06		100,000	101,636

			1,045,789

Diversified Financial Services (0.7%)
CIT Group, Inc.
7.750%, 4/2/12		250,000	296,092
Eircom Funding
8.250%, 8/15/13		100,000	109,250
Principal Life Global Funding I
2.990%, 4/19/06 §(l)		220,000	220,857

			626,199

Insurance (0.5%)
Metropolitan Life Global Funding I
2.449%, 5/22/06 §(l)		160,000	159,988
Protective Life U.S. Funding Trust
2.649%, 9/26/05 †§(l)		40,000	40,012
Prudential Financial, Inc.
4.104%, 11/15/06		122,000	123,033
Travelers Property Casualty Corp.
5.000%, 3/15/13		130,000	129,469

			452,502

Total Financials			3,292,493

Government Securities (43.8%)
Agency CMO (1.5%)
Federal Home Loan Mortgage Corp.
6.000%, 12/15/07		13,515	13,573
5.000%, 6/15/13		111,244	112,210
6.250%, 8/25/22		12,662	12,670
6.500%, 3/15/29		23,474	23,819
6.500%, 4/15/29		$254,196	$264,417
2.830%, 12/15/29 (l)		15,184	15,230
6.500%, 7/25/43		69,081	72,146
Federal National Mortgage Association
3.000%, 8/25/09		100,000	99,505
Government National Mortgage Association
6.500%, 6/20/32		117,593	122,513
Small Business Administration Participation Certificates
5.130%, 9/1/23		95,423	98,121
4.340%, 3/1/24		471,450	464,142

			1,298,346

Foreign Governments (11.5%)
Bundersrepublik Deutschland
5.500%, 1/4/31	EUR	1,200,000	1,932,892
Federative Republic of Brazil
3.063%, 4/15/06 (l)		$228,000	228,844
11.500%, 3/12/08		392,000	458,052
3.125%, 4/15/09 (l)		166,774	164,973
8.299%, 6/29/09 (l)		250,000	302,125
3.125%, 4/15/12 (l)		144,707	138,282
8.000%, 4/15/14		389,946	399,188
12.250%, 3/6/30		225,000	290,250
Hong Kong Government International Bond
5.125%, 8/1/14§		350,000	361,991
Republic of Italy
3.750%, 6/8/05	JPY	14,000,000	137,062
3.800%, 3/27/08	JPY	59,000,000	633,422
Republic of Panama
8.250%, 4/22/08		$300,000	330,000
9.625%, 2/8/11		225,000	264,375
Republic of Peru
9.125%, 1/15/08		460,000	517,500
9.125%, 2/21/12		150,000	172,500
Republic of South Africa
5.250%, 5/16/13	EUR	80,000	111,740
Russian Federation
8.750%, 7/24/05		$315,000	322,749
8.250%, 3/31/10		950,000	1,045,475
5.000%, 3/31/30 (e)		624,000	655,075
Spain Government Bond
4.200%, 1/31/37	EUR	100,000	133,826
Spain Government International Bond
4.750%, 3/14/05	JPY	60,000,000	582,894
3.100%, 9/20/06	JPY	22,000,000	223,129
Ukraine Government International Bond
11.000%, 3/15/07		$186,672	199,982
United Mexican States
8.625%, 3/12/08		45,000	50,760
3.330%, 1/13/09 (l)		30,000	30,435
8.375%, 1/14/11		25,000	29,375
6.375%, 1/16/13		50,000	53,550
8.300%, 8/15/31		37,000	44,899
6.750%, 9/27/34		175,000	178,500

			9,993,845

Municipal Bonds (1.6%)
Fairfax County, Virginia,
Series A 5.250%, 4/1/13		80,000	91,017
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		80,000	81,676
7.900%, 6/1/42		40,000	44,316
New York City Municipal Water Finance Authority
5.000%, 6/15/35		150,000	155,703
Rhode Island Clean Water Finance Agency,
Series A 5.000%, 10/1/28		100,000	104,938

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
San Antonio/Texas Water,
Series A 5.000%, 5/15/32		$300,000	$310,149
South Carolina State Public Service Authority,
Series A 5.000%, 1/1/13		160,000	178,091
Tobacco Settlement Authority of Iowa,
Series B 5.600%, 6/1/35		100,000	89,582
Tobacco Settlement Financing Corp./New Jersey
6.375%, 6/1/32		255,000	254,488
6.000%, 6/1/37		130,000	123,608

			1,433,568

Supranational (0.6%)
European Investment Bank
2.270%, 2/1/05		300,000	299,981
Export-Import Bank of China
5.250%, 7/29/14§		200,000	205,811

			505,792

U.S. Government Agencies (16.5%)
Federal Home Loan Mortgage Corp.
6.500%, 1/1/17		191,068	201,814
Federal National Mortgage Association
3.125%, 3/1/33 (l)		349,746	353,095
5.160%, 4/1/33 (l)		50,659	51,607
5.000%, 10/1/34		595,791	594,720
5.000%, 2/25/20 TBA		1,800,000	1,828,125
5.500%, 2/25/35 TBA		5,200,000	5,294,250
Government National Mortgage Association
4.000%, 1/20/16 (l)		32,805	33,033
3.750%, 9/20/21 (l)		52,430	52,778
4.625%, 11/20/22 (l)		16,265	16,559
3.375%, 4/20/27 (l)		31,659	31,397
3.750%, 7/20/27 (l)		10,505	10,667
5.500%, 12/15/28		9,053	9,297
7.500%, 5/15/30		49,733	53,379
7.500%, 7/15/30		40,574	43,548
7.500%, 9/15/31		14,951	16,047
5.500%, 1/15/32		256,049	262,942
6.000%, 9/15/32		373,098	387,784
5.500%, 1/15/33		244,332	255,017
5.500%, 2/15/33		89,259	91,661
5.500%, 12/15/33		466,726	479,291
5.500%, 1/15/34		1,608,846	1,652,158
6.000%, 1/15/34		367,326	381,785
5.500%, 2/15/34		466,616	479,178
5.500%, 3/15/35 TBA		1,500,000	1,533,750
Small Business Administration
4.504%, 2/1/14		235,256	235,376

			14,349,258

U.S. Treasuries (12.1%)
U.S. Treasury Bonds
6.000%, 2/15/26		240,000	282,750
U.S. Treasury Notes
4.875%, 2/15/12		1,300,000	1,374,801
Inflation Indexed
3.375%, 1/15/07		2,411,040	2,528,578
3.625%, 1/15/08		354,672	382,187
0.875%, 4/15/10		3,216,126	3,169,894
3.375%, 1/15/12		365,721	414,165
3.000%, 7/15/12		2,135,163	2,373,033

			10,525,408

Total Government Securities			38,106,217

Industrials (1.6%)
Airlines (1.0%)
Continental Airlines, Inc.
7.056%, 9/15/09		$290,000	$294,751
Delta Air Lines, Inc.,
Series 00-1 7.570%, 11/18/10		200,000	190,948
United Air Lines, Inc.
7.730%, 7/1/10 (h)		100,000	88,386
6.602%, 9/1/13 (h)		150,000	141,544
Series 00-2 7.186%, 4/1/11 (h)		196,315	178,113

			893,742

Machinery (0.1%)
Paccar Financial Corp.
2.610%, 10/20/05 (l)		100,000	100,066

Road & Rail (0.5%)
Norfolk Southern Corp.
3.430%, 2/28/05 (l)		400,000	400,164

Total Industrials			1,393,972

Materials (0.6%)
Chemicals (0.3%)
Nalco Co.
8.875%, 11/15/13		250,000	272,500

Containers & Packaging (0.3%)
Packaging Corp. of America
4.375%, 8/1/08		257,000	257,373

Total Materials			529,873

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.0%)
Cincinnati Bell, Inc.
8.375%, 1/15/14		300,000	304,500
Deutsche Telekom International Finance BV
8.250%, 6/15/05		210,000	213,857
8.125%, 5/29/12	EUR	162,000	269,293
France Telecom S.A.
7.500%, 3/14/08	EUR	240,000	350,735
SBC Communications, Inc.
4.206%, 6/5/05§		$270,000	271,147
4.125%, 9/15/09		350,000	347,504

			1,757,036

Wireless Telecommunication Services (0.4%)
American Cellular Corp.
10.000%, 8/1/11		100,000	92,250
Cingular Wireless LLC
6.500%, 12/15/11		120,000	133,264
Nextel Communications, Inc.
7.375%, 8/1/15		100,000	110,250

			335,764

Total Telecommunication Services			2,092,800

Utilities (2.0%)
Electric Utilities (1.3%)
AEP Texas Central Co.
6.650%, 2/15/33		230,000	261,136
Nevada Power Co.
5.875%, 1/15/15§		200,000	200,500
Niagara Mohawk Power Corp.
7.750%, 5/15/06		100,000	105,248
7.750%, 10/1/08		200,000	224,596
Pacific Gas & Electric Co.
3.260%, 4/3/06 (l)		145,000	145,143

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Progress Energy, Inc.
7.100%, 3/1/11	$130,000	$146,220

		1,082,843

Multi-Utilities & Unregulated Power (0.7%)
El Paso Production Holding Co.
7.750%, 6/1/13	100,000	104,000
NRG Energy, Inc.
8.000%, 12/15/13 §	365,000	393,288
PSEG Energy Holdings, Inc.
8.500%, 6/15/11	100,000	111,750

		609,038

Total Utilities		1,691,881

Total Long-Term Debt Securities (62.2%) (Cost $53,123,956)		54,111,243

SHORT-TERM DEBT SECURITIES:
Commercial Paper (30.7%)
ANZ Delaware, Inc.
2.19%, 2/22/05	500,000	499,333
2.30%, 3/16/05	2,100,000	2,094,123
ASB Bank Ltd.
2.29%, 2/14/05	800,000	799,288
2.54%, 4/7/05§	1,700,000	1,692,129
Bank of Ireland
2.58%, 4/11/05§	1,700,000	1,691,517
2.58%, 4/13/05§	900,000	895,374
Barclays U.S. Funding Corp.
2.22%, 2/1/05	100,000	99,994
2.34%, 3/7/05	400,000	399,093
CBA (Delaware) Finance, Inc.
2.34%, 3/7/05	100,000	99,773
Danske Corp.
2.43%, 3/11/05	300,000	299,212
2.41%, 3/14/05	2,300,000	2,293,555
Dexia Delaware LLC
2.29%, 3/3/05	700,000	698,623
DNB NOR Bank ASA
2.62%, 4/25/05	300,000	298,176
Fortis Funding LLC
2.66%, 5/20/05§	1,000,000	992,010
General Motors Acceptance Corp.
2.78%, 3/22/05	210,000	209,193
2.84%, 4/5/05	600,000	596,988
HBOS Treasury Services plc
2.19%, 2/22/05	500,000	499,333
2.43%, 3/15/05	200,000	199,420
ING U.S. Funding LLC
2.44%, 3/21/05	2,300,000	2,292,388
Nordea North America, Inc.
2.25%, 2/1/05	500,000	499,969
2.62%, 4/25/05	1,200,000	1,192,704
Pfizer, Inc.
2.39%, 3/18/05§	1,100,000	1,096,657
Skandinaviska Enskilda Banken AB
2.70%, 5/23/05§	800,000	793,336
Swedbank AB
2.51%, 3/28/05	1,500,000	1,494,161
UBS Finance Delaware LLC
2.19%, 2/22/05	1,200,000	1,198,399
2.00%, 2/28/05	400,000	399,379
2.26%, 3/10/05	1,000,000	997,620
Westpac Capital Corp.
2.26%, 3/10/05	2,400,000	2,394,289

Total Commercial Paper		26,716,036

Government Securities (13.3%)
Federal Home Loan Bank
2.31%, 3/4/05 (o)	$900,000	$898,159
3.50%, 3/9/05 (o)	300,000	298,926
Federal Home Loan Mortgage Corp.
2.34%, 3/8/05 (o)	800,000	798,135
2.41%, 3/15/05 (o)	800,000	797,706
2.41%, 3/31/05 (o)	700,000	697,248
Federal National Mortgage Association
2.19%, 2/4/05 (o)	900,000	899,781
2.21%, 2/16/05 (o)	900,000	899,117
2.22%, 2/23/05 (o)	2,400,000	2,396,603
2.24%, 3/2/05 (o)	1,300,000	1,297,582
2.37%, 3/30/05 (o)	1,900,000	1,892,781
2.47%, 4/20/05 (o)	100,000	99,460
U.S. Treasury Bills
2.01%, 3/3/05	135,000	134,767
2.07%, 3/17/05 (a)	455,000	453,827

Total Government Securities		11,564,092

Time Deposit (2.1%)
JPMorgan Chase Nassau,
1.98%, 2/1/05	1,875,132	1,875,132

Total Short-Term Debt Securities (46.1%) (Amortized Cost $40,155,260)		40,155,260

Total Investments before Options Written (108.3%) (Cost/Amortized Cost $93,279,216)		94,266,503

	Number of Contracts (c)
OPTIONS WRITTEN:
Call Options (-0.0%)(d)*
U.S. 10 Year Treasury Note Future
March-05 @ $114.00	(39)	(1,828)

Put Options (-0.0%)*
U.S 10 Year Treasury Note Future
March-05 @ $108.00	(18)	(281)
March-05 @ $109.00	(46)	(719)
U.S. Bond Treasury Future
June-05 @ $108.00	(6)	(2,438)

		(3,438)

Total Options Written (-0.0%) (Premiums Received $43,862)		(5,266)

Total Investments (108.3%) (Cost/Amortized Cost $93,235,354)		94,261,237
Other Assets Less Liabilities (-8.3%)		(7,211,895)

Net Assets (100%)		$87,049,342

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

†	Securities (totaling $281,148 or 0.32% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2005, the market value of these securities amounted to $9,800,852 or 11.26% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of January 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of January 31, 2005.

Glossary:

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

JPY	—	Japanese Yen

TBA	—	Security is subject to delayed delivery.

At January 31, 2005 the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 1/31/05	Unrealized Appreciation/ (Depreciation)
EURO-BOBL	39	March-05	$5,737,814	$5,769,656	$31,842
U.S. 10 Year Treasury Notes	145	March-05	16,055,172	16,278,516	223,344
EURODollar	40	June-05	9,690,713	9,673,000	(17,713)
EURODollar	66	September-05	16,006,225	15,920,850	(85,375)

					$152,098

At January 31, 2005 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 2/10/05	112	$145,288	$146,010	$722
Japanese Yen, expiring 3/10/05	22,176	215,886	214,887	(999)

				$(277)

Foreign Currency Sell Contracts
European Union, expiring 2/10/05	1,158	1,532,900	1,509,634	$23,266
European Union, expiring 2/17/05	1,477	1,929,701	1,925,639	4,062

				$27,328

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Options written for the three months ended January 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	54	$33,641
Options Written	109	43,862
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(54)	(33,641)
Options Exercised	—	—

Options Outstanding—January 31, 2005	109	$43,862

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$48,394,586
U.S. Government securities	7,642,766
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	47,157,909
U.S. Government securities	2,840,144

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,124,706
Aggregate gross unrealized depreciation	(145,374)

Net unrealized appreciation	$979,332

Federal income tax cost of investments	$93,287,171

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited)

Note 1 Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 22 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund (other than the Enterprise Money Market Fund) is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The investment manager for the Enterprise Money Market Fund is AXA Equitable Life Insurance Company (“Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by one investment sub-advisers (each an “Adviser”).

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

Enterprise Capital Appreciation Fund (advised by Marsico Capital Management LLC) —Seeks to achieve maximum growth of capital.

Enterprise Deep Value Fund (advised by Barrow Hanley Mewhinney & Strauss (“Barrow”)) —Seeks to achieve total return through growth of capital with income as a secondary consideration. Effective December 17, 2004, Barrow replaced Wellington Management Company LLP (“Wellington”).

Enterprise Equity Fund (advised by TCW Investment Management Company (“TCW”)) —Seeks to achieve long-term growth of capital.

Enterprise Equity Income Fund (advised by Boston Advisors, Inc. (“Boston Advisors”)) —Seeks to achieve a combination of growth and income to achieve a consistent total return.

Enterprise Global Financial Services Fund (advised by Sanford C. Bernstein & Co., LLC) (an affiliate of Equitable)) —Seeks to achieve growth of capital.

Enterprise Global Socially Responsive Fund (advised by Rockefeller & Co., Inc.) —Seeks to achieve total return.

Enterprise Government Securities Fund (advised by TCW) —Seeks to achieve current income and safety of principal.

Enterprise Growth Fund (advised by Montag & Caldwell, Inc. (“Montag”)) —Seeks to achieve growth of capital.

Enterprise Growth and Income Fund (advised by UBS Global Asset Management (Americas), Inc. (“UBS”)) —Seeks to achieve total return through capital appreciation with income as a secondary consideration.

Enterprise High-Yield Bond Fund (advised by Caywood-Scholl Capital Management) —Seeks to achieve maximum current income.

Enterprise International Growth Fund (advised by SSgA Funds Management, Inc.) —Seeks to achieve growth of capital.

Enterprise Managed Fund (advised by Wellington) —Seeks to achieve long-term growth of capital.

Enterprise Mergers & Acquisition Fund (advised by Gabelli Asset Management Company (“Gabelli”)) —Seeks to achieve growth of capital.

Enterprise Money Market Fund (advised by J.P. Morgan Asset Management, Inc.)- Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

Enterprise Multi-Cap Growth Fund (advised by Montag) —Seeks to achieve long-term growth of capital. Effective December 17, 2004, Montag replaced Fred Alger Management, Inc. (“Alger”).

Enterprise Short Duration Bond Fund (advised by Boston Advisors) —Seeks to achieve current income with reduced volatility of principal.

Enterprise Small Company Growth Fund (advised by Eagle Asset Management, Inc. (“Eagle”)) —Seeks to achieve growth of capital. Effective December 17, 2004, Eagle replaced William D. Witter, Inc.

Enterprise Small Company Value Fund (advised by Gabelli) —Seeks to achieve maximum growth of capital.

Enterprise Strategic Allocation Fund (advised by UBS) —Seeks to achieve total return, consisting of long-term capital appreciation and current income.

Enterprise Tax-Exempt Income Fund (advised by MBIA Capital Management Corp.) —Seeks to achieve a high level of current income exempt from federal income tax, with consideration given to preservation of principal.

Enterprise Technology Fund (advised by Alger) —Seeks to achieve long-term growth of capital.

Enterprise Total Return Fund (advised by Pacific Investment Management Company LLC) —Seeks to achieve total return.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Directors (“Directors”).

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Directors.

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. EGF records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. For the three months ended January 31, 2005, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at January 31, 2005.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at January 31, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

January 31, 2005 (Unaudited)

option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

By:	/s/ Steven M. Joenk
Steven M. Joenk President

March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer

March 30, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski Chief Financial Officer

March 30, 2005